Schedule of Investments (unaudited)
December 31, 2023
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security	Investment Value	Value
Investment Companies
Fixed-Income Funds — 100.1%
Master Total Return Portfolio of Master Bond LLC(a)	18,699,271,489	$ 18,699,271,489
Total Investments — 100.1% (Cost: $19,449,541,882)		18,699,271,489
Liabilities in Excess of Other Assets — (0.1)%		(17,174,261)
Net Assets — 100.0%		$ 18,682,097,228
(a)	Affiliate of the Fund.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/23	Investment Value Held at 12/31/23	Income (Expense)	Capital Gain Distributions from Underlying Funds
Master Total Return Portfolio of Master Bond LLC	$ 17,540,345,639	$ 196,058,771(a)(b)	$ —	$ (77,573,993)	$ 1,040,441,072	$ 18,699,271,489	18,699,271,489	$ 215,889,531	$ —
(a)	Represents net amount purchased (sold).
(b)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.
BlackRock Total Return Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Total Return Portfolio of Master Bond LLC (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of period end, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $18,699,271,489 and 96.7%, respectively.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BlackRock Total Return Fund
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Consolidated Schedule of Investments (unaudited)
December 31, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities
510 Loan Acquisition Trust, Series 2020-1, Class A, 8.11%, 09/25/60(a)(b)	USD	4,442	$ 4,389,359
522 Funding CLO Ltd.
Series 2019-4A, Class CR, (3-mo. CME Term SOFR + 2.66%), 8.08%, 04/20/30(a)(c)		625	624,042
Series 2019-4A, Class DR, (3-mo. CME Term SOFR + 3.91%), 9.33%, 04/20/30(a)(c)		2,170	2,141,583
Series 2019-5A, Class AR, (3-mo. CME Term SOFR + 1.33%), 6.72%, 04/15/35(a)(c)		510	508,016
ACE Securities Corp. Home Equity Loan Trust
Series 2003-OP1, Class A2, (1-mo. CME Term SOFR + 0.83%), 6.19%, 12/25/33(c)		528	498,706
Series 2006-CW1, Class A2C, (1-mo. CME Term SOFR + 0.39%), 5.75%, 07/25/36(c)		239	184,257
Series 2007-HE4, Class A2A, (1-mo. CME Term SOFR + 0.37%), 5.73%, 05/25/37(c)		2,412	406,783
Series 2007-HE4, Class A2C, (1-mo. CME Term SOFR + 0.71%), 6.07%, 05/25/37(c)		213	36,412
AGL CLO 11 Ltd., Series 2021-11A, Class E, (3-mo. CME Term SOFR + 6.62%), 12.02%, 04/15/34(a)(c)		250	249,528
AGL CLO 12 Ltd., Series 2021-12A, Class A1, (3-mo. CME Term SOFR + 1.42%), 6.84%, 07/20/34(a)(c)		7,640	7,632,393
AGL CLO 14 Ltd., Series 2021-14A, Class A, (3-mo. CME Term SOFR + 1.41%), 6.82%, 12/02/34(a)(c)		1,000	998,447
AGL CLO 5 Ltd., Series 2020-5A, Class A1R, (3-mo. CME Term SOFR + 1.42%), 6.84%, 07/20/34(a)(c)		2,000	1,995,037
AGL CLO 7 Ltd.
Series 2020-7A, Class AR, (3-mo. CME Term SOFR + 1.46%), 6.86%, 07/15/34(a)(c)		2,400	2,396,212
Series 2020-7A, Class DR, (3-mo. CME Term SOFR + 3.36%), 8.76%, 07/15/34(a)(c)		500	494,506
AGL CLO 9 Ltd., Series 2020-9A, Class D, (3-mo. CME Term SOFR + 3.96%), 9.38%, 01/20/34(a)(c)		250	247,282
AGL Core CLO 15 Ltd., Series 2021-15A, Class A1, (3-mo. CME Term SOFR + 1.41%), 6.83%, 01/20/35(a)(c)		250	249,105
AGL Core CLO 2 Ltd., Series 2019-2A, Class A1, (3-mo. CME Term SOFR + 1.65%), 7.07%, 04/20/32(a)(c)		8,805	8,825,493
AGL Core CLO 4 Ltd., Series 2020-4A, Class A1R, (3-mo. CME Term SOFR + 1.33%), 6.75%, 04/20/33(a)(c)		3,620	3,618,215
AGL Static CLO 18 Ltd., Series 2022-18A, Class B, (3-mo. CME Term SOFR + 2.00%), 7.41%, 04/21/31(a)(c)		1,400	1,393,284
AIG CLO Ltd., Series 2018-1A, Class A1R, (3-mo. CME Term SOFR + 1.38%), 6.80%, 04/20/32(a)(c)		2,380	2,378,949
AIMCO CLO
Series 2015-AA, Class BR2, (3-mo. CME Term SOFR + 1.86%), 7.26%, 10/17/34(a)(c)		1,200	1,195,440
Series 2017-AA, Class AR, (3-mo. CME Term SOFR + 1.31%), 6.73%, 04/20/34(a)(c)		250	249,014
Series 2017-AA, Class CR, (3-mo. CME Term SOFR + 2.36%), 7.78%, 04/20/34(a)(c)		500	496,847
Series 2017-AA, Class DR, (3-mo. CME Term SOFR + 3.41%), 8.83%, 04/20/34(a)(c)		250	239,822
Security		Par (000)	Value
Asset-Backed Securities (continued)
AIMCO CLO
Series 2018-BA, Class AR, (3-mo. CME Term SOFR + 1.36%), 6.76%, 01/15/32(a)(c)	USD	5,770	$ 5,764,482
Ajax Mortgage Loan Trust
Series 2021-G, Class A, 1.88%, 06/25/61(a)(c)		37,060	35,283,653
Series 2021-G, Class B, 3.75%, 06/25/61(a)(c)		8,006	7,490,789
Series 2021-G, Class C, 0.00%, 06/25/61(a)(d)		14,415	12,211,710
Series 2023-B, Class A, 4.25%, 10/25/62(a)(b)		16,946	16,379,011
Series 2023-B, Class B, 4.25%, 10/25/62(a)(b)		1,749	1,546,842
Series 2023-B, Class C, 0.00%, 10/25/62(a)(d)		4,382	1,652,429
Series 2023-B, Class SA, 0.00%, 10/25/62(a)(d)		1,067	805,065
Allegro CLO II-S Ltd., Series 2014-1RA, Class A1, (3-mo. CME Term SOFR + 1.34%), 6.75%, 10/21/28(a)(c)		1,391	1,390,449
Allegro CLO IV Ltd., Series 2016-1A, Class BR2, (3-mo. CME Term SOFR + 1.81%), 7.21%, 01/15/30(a)(c)		400	400,322
Allegro CLO VIII Ltd., Series 2018-2A, Class B1, (3-mo. CME Term SOFR + 1.93%), 7.33%, 07/15/31(a)(c)		250	247,279
Allegro CLO XI Ltd.
Series 2019-2A, Class A2A, (3-mo. CME Term SOFR + 2.11%), 7.51%, 01/19/33(a)(c)		500	496,737
Series 2019-2A, Class C, (3-mo. CME Term SOFR + 3.26%), 8.66%, 01/19/33(a)(c)		250	250,004
ALM Ltd.
Series 2020-1A, Class A2, (3-mo. CME Term SOFR + 2.11%), 7.51%, 10/15/29(a)(c)		8,318	8,322,257
Series 2020-1A, Class B, (3-mo. CME Term SOFR + 2.26%), 7.66%, 10/15/29(a)(c)		250	249,880
ALME Loan Funding V BV, Series 5A, Class ER, (3-mo. EURIBOR + 5.41%), 9.38%, 07/15/31(a)(c)	EUR	1,500	1,640,912
AMMC CLO 21 Ltd., Series 2017-21A, Class A, (3-mo. CME Term SOFR + 1.51%), 6.89%, 11/02/30(a)(c)	USD	524	524,129
AMMC CLO 22 Ltd., Series 2018-22A, Class B, (3-mo. CME Term SOFR + 1.71%), 7.09%, 04/25/31(a)(c)		500	499,057
AMMC CLO XIII Ltd., Series 2013-13A, Class A1R2, (3-mo. CME Term SOFR + 1.31%), 6.71%, 07/24/29(a)(c)		447	447,123
AMSR Trust
Series 2020-SFR1, Class E, 3.22%, 04/17/37(a)		1,280	1,218,809
Series 2020-SFR2, Class D, 3.28%, 07/17/37(a)		2,437	2,325,017
Series 2020-SFR3, Class E1, 2.56%, 09/17/37(a)		2,490	2,321,866
Series 2020-SFR4, Class E2, 2.46%, 11/17/37(a)		2,500	2,319,338
Series 2020-SFR4, Class F, 2.86%, 11/17/37(a)		2,760	2,563,594
Anchorage Capital CLO 16 Ltd., Series 2020-16A, Class A1R, (3-mo. CME Term SOFR + 1.46%), 6.86%, 01/19/35(a)(c)		250	249,002
Anchorage Capital CLO 17 Ltd., Series 2021-17A, Class A1, (3-mo. CME Term SOFR + 1.43%), 6.83%, 07/15/34(a)(c)		11,115	11,080,662
Anchorage Capital CLO 3-R Ltd.
Series 2014-3RA, Class A, (3-mo. CME Term SOFR + 1.31%), 6.70%, 01/28/31(a)(c)		1,789	1,786,286

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Anchorage Capital CLO 3-R Ltd.
Series 2014-3RA, Class B, (3-mo. CME Term SOFR + 1.76%), 7.15%, 01/28/31(a)(c)	USD	3,850	$ 3,846,960
Series 2014-3RA, Class C, (3-mo. CME Term SOFR + 2.11%), 7.50%, 01/28/31(a)(c)		500	494,360
Anchorage Capital CLO 4-R Ltd., Series 2014-4RA, Class A, (3-mo. CME Term SOFR + 1.31%), 6.70%, 01/28/31(a)(c)		3,912	3,908,346
Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class ARR, (3-mo. CME Term SOFR + 1.31%), 6.71%, 07/15/30(a)(c)		3,656	3,653,687
Anchorage Capital CLO 7 Ltd.
Series 2015-7A, Class AR2, (3-mo. CME Term SOFR + 1.35%), 6.74%, 01/28/31(a)(c)		4,347	4,342,822
Series 2015-7A, Class BR2, (3-mo. CME Term SOFR + 2.01%), 7.40%, 01/28/31(a)(c)		7,620	7,628,533
Series 2015-7A, Class CR2, (3-mo. CME Term SOFR + 2.46%), 7.85%, 01/28/31(a)(c)		4,250	4,232,959
Series 2015-7A, Class D1R2, (3-mo. CME Term SOFR + 3.76%), 9.15%, 01/28/31(a)(c)		1,140	1,116,187
Anchorage Capital CLO 8 Ltd., Series 2016-8A, Class BR2, (3-mo. CME Term SOFR + 2.06%), 7.45%, 10/27/34(a)(c)		2,800	2,791,076
Anchorage Capital CLO Ltd.
Series 2013-1A, Class A1R, (3-mo. CME Term SOFR + 1.51%), 6.91%, 10/13/30(a)(c)		2,004	2,004,606
Series 2013-1A, Class A2R, (3-mo. CME Term SOFR + 1.91%), 7.31%, 10/13/30(a)(c)		750	750,905
Series 2013-1A, Class BR, (3-mo. CME Term SOFR + 2.41%), 7.81%, 10/13/30(a)(c)		1,410	1,411,726
Anchorage Capital Europe CLO 2 DAC
Series 2A, Class B1R, (3-mo. EURIBOR + 1.60%), 5.57%, 04/15/34(a)(c)	EUR	1,327	1,420,956
Series 2A, Class DR, (3-mo. EURIBOR + 3.55%), 7.52%, 04/15/34(a)(c)		1,380	1,470,407
Anchorage Capital Europe CLO DAC, Series 4A, Class D, (3-mo. EURIBOR + 3.20%), 7.16%, 04/25/34(a)(c)		542	572,918
Apidos CLO XII, Series 2013-12A, Class AR, (3-mo. CME Term SOFR + 1.34%), 6.74%, 04/15/31(a)(c)	USD	3,561	3,565,717
Apidos CLO XV, Series 2013-15A, Class A1RR, (3-mo. CME Term SOFR + 1.27%), 6.69%, 04/20/31(a)(c)		1,022	1,021,796
Apidos CLO XVIII, Series 2018-18A, Class A1, (3-mo. CME Term SOFR + 1.40%), 6.81%, 10/22/30(a)(c)		880	879,446
Apidos CLO XX
Series 2015-20A, Class A1RA, (3-mo. CME Term SOFR + 1.36%), 6.76%, 07/16/31(a)(c)		447	447,671
Series 2015-20A, Class A2RR, (3-mo. CME Term SOFR + 1.81%), 7.21%, 07/16/31(a)(c)		250	249,605
Apidos CLO XXII
Series 2015-22A, Class A1R, (3-mo. CME Term SOFR + 1.32%), 6.74%, 04/20/31(a)(c)		244	243,815
Series 2015-22A, Class A2R, (3-mo. CME Term SOFR + 1.76%), 7.18%, 04/20/31(a)(c)		500	499,209
Series 2015-22A, Class BR, (3-mo. CME Term SOFR + 2.21%), 7.63%, 04/20/31(a)(c)		250	249,049
Series 2015-22A, Class CR, (3-mo. CME Term SOFR + 3.21%), 8.63%, 04/20/31(a)(c)		850	834,779
Security		Par (000)	Value
Asset-Backed Securities (continued)
Apidos CLO XXVI, Series 2017-26A, Class BR, (3-mo. CME Term SOFR + 2.21%), 7.61%, 07/18/29(a)(c)	USD	570	$ 568,348
Apidos CLO XXX, Series XXXA, Class A1A, (3-mo. CME Term SOFR + 1.40%), 6.80%, 10/18/31(a)(c)		250	250,167
Apidos CLO XXXI, Series 2019-31A, Class BR, (3-mo. CME Term SOFR + 1.81%), 7.21%, 04/15/31(a)(c)		500	496,619
Apidos CLO XXXII
Series 2019-32A, Class C, (3-mo. CME Term SOFR + 2.66%), 8.08%, 01/20/33(a)(c)		250	250,071
Series 2019-32A, Class D, (3-mo. CME Term SOFR + 3.76%), 9.18%, 01/20/33(a)(c)		300	296,743
Apidos CLO XXXIV, Series 2020-34A, Class A1R, (3-mo. CME Term SOFR + 1.41%), 6.83%, 01/20/35(a)(c)		954	954,833
Apidos CLO XXXVII
Series 2021-37A, Class A, (3-mo. CME Term SOFR + 1.39%), 6.80%, 10/22/34(a)(c)		450	449,929
Series 2021-37A, Class D, (3-mo. CME Term SOFR + 3.31%), 8.72%, 10/22/34(a)(c)		250	245,283
Series 2021-37A, Class E, (3-mo. CME Term SOFR + 6.56%), 11.97%, 10/22/34(a)(c)		455	456,124
Aqua Finance Trust, Series 2021-A, Class A, 1.54%, 07/17/46(a)		399	356,618
Arbor Realty Commercial Real Estate Notes Ltd.
Series 2021-FL1, Class A, (1-mo. CME Term SOFR + 1.08%), 6.45%, 12/15/35(a)(c)		694	684,123
Series 2021-FL4, Class A, (1-mo. CME Term SOFR + 1.46%), 6.83%, 11/15/36(a)(c)		681	672,087
Series 2022-FL1, Class A, (SOFR (30-day) + 1.45%), 6.79%, 01/15/37(a)(c)		1,010	991,060
Series 2022-FL2, Class A, (1-mo. CME Term SOFR + 1.85%), 7.21%, 05/15/37(a)(c)		8,708	8,575,362
Ares European CLO XII DAC, Series 12A, Class B1R, (3-mo. EURIBOR + 1.70%), 5.69%, 04/20/32(a)(c)	EUR	889	956,049
Ares LII CLO Ltd.
Series 2019-52A, Class A1R, (3-mo. CME Term SOFR + 1.31%), 6.72%, 04/22/31(a)(c)	USD	7,910	7,904,790
Series 2019-52A, Class A2R, (3-mo. CME Term SOFR + 1.71%), 7.12%, 04/22/31(a)(c)		250	249,189
Ares LIX CLO Ltd., Series 2021-59A, Class A, (3-mo. CME Term SOFR + 1.29%), 6.67%, 04/25/34(a)(c)		500	498,019
Ares LVI CLO Ltd., Series 2020-56A, Class AR, (3-mo. CME Term SOFR + 1.42%), 6.80%, 10/25/34(a)(c)		2,110	2,109,556
Ares XLVIII CLO Ltd., Series 2018-48A, Class B, (3-mo. CME Term SOFR + 1.84%), 7.26%, 07/20/30(a)(c)		370	369,525
Ares XXXVII CLO Ltd., Series 2015-4A, Class A1R, (3-mo. CME Term SOFR + 1.43%), 6.83%, 10/15/30(a)(c)		1,021	1,022,763
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (1-mo. CME Term SOFR + 0.59%), 5.95%, 05/25/35(c)		2,570	1,944,016
ARM Master Trust LLC Agricultural Loan Backed Notes, Series 2021-T1, Class A, 2.43%, 11/15/27(a)		1,819	1,743,495

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Armada Euro CLO III DAC, Series 3A, Class DR, (3-mo. EURIBOR + 3.30%), 7.27%, 07/15/31(a)(c)	EUR	1,563	$ 1,679,171
Assurant CLO Ltd., Series 2018-2A, Class A, (3-mo. CME Term SOFR + 1.30%), 6.72%, 04/20/31(a)(c)	USD	709	708,056
Atrium IX, Series 9A, Class AR2, (3-mo. CME Term SOFR + 1.25%), 6.64%, 05/28/30(a)(c)		3,901	3,904,282
Atrium XIII
Series 13A, Class A1, (3-mo. CME Term SOFR + 1.44%), 6.85%, 11/21/30(a)(c)		483	482,615
Series 13A, Class B, (3-mo. CME Term SOFR + 1.76%), 7.17%, 11/21/30(a)(c)		1,250	1,248,506
Series 13A, Class C, (3-mo. CME Term SOFR + 2.06%), 7.47%, 11/21/30(a)(c)		390	386,155
Avoca CLO XV DAC, Series 15X, Class B2R, (3-mo. EURIBOR + 1.05%), 5.02%, 04/15/31(c)(e)	EUR	400	425,057
Avoca CLO XVIII DAC, Series 18X, Class C, (3-mo. EURIBOR + 1.75%), 5.72%, 04/15/31(c)(e)		400	431,716
Avoca CLO XXII DAC
Series 22A, Class D, (3-mo. EURIBOR + 2.90%), 6.87%, 04/15/35(a)(c)		500	515,273
Series 22X, Class B1, (3-mo. EURIBOR + 1.30%), 5.27%, 04/15/35(c)(e)		850	896,444
Avoca CLO XXIII DAC, Series 23A, Class D, (3-mo. EURIBOR + 3.05%), 7.02%, 04/15/34(a)(c)		500	516,560
BA Credit Card Trust, Series 2023-A2, Class A2, 4.98%, 11/15/28	USD	8,904	9,007,605
Babson CLO Ltd., Series 2015-IA, Class BR, (3-mo. CME Term SOFR + 1.66%), 7.08%, 01/20/31(a)(c)		610	609,157
Bain Capital Credit CLO Ltd.
Series 2017-1A, Class BR, (3-mo. CME Term SOFR + 1.76%), 7.18%, 07/20/30(a)(c)		850	848,148
Series 2018-2A, Class A1, (3-mo. CME Term SOFR + 1.34%), 6.74%, 07/19/31(a)(c)		1,600	1,598,460
Series 2018-2A, Class B, (3-mo. CME Term SOFR + 1.86%), 7.26%, 07/19/31(a)(c)		500	497,566
Series 2021-3A, Class D, (3-mo. CME Term SOFR + 3.36%), 8.76%, 07/24/34(a)(c)		250	240,416
Series 2021-4A, Class A1, (3-mo. CME Term SOFR + 1.43%), 6.85%, 10/20/34(a)(c)		560	557,539
Ballyrock CLO 14 Ltd., Series 2020-14A, Class D, (3-mo. CME Term SOFR + 7.26%), 12.68%, 01/20/34(a)(c)		250	250,001
Ballyrock CLO Ltd.
Series 2018-1A, Class A2, (3-mo. CME Term SOFR + 1.86%), 7.28%, 04/20/31(a)(c)		500	500,105
Series 2020-2A, Class DR, (3-mo. CME Term SOFR + 6.41%), 11.83%, 10/20/31(a)(c)		250	245,153
BankAmerica Manufactured Housing Contract Trust
Series 1997-2, Class B1, 7.07%, 02/10/22(c)		1,680	350,959
Series 1998-2, Class B1, 7.32%, 12/10/25(c)		2,790	470,188
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17%, 09/17/31(a)		410	392,584
Bardot CLO Ltd., Series 2019-2A, Class DR, (3-mo. CME Term SOFR + 3.26%), 8.67%, 10/22/32(a)(c)		250	243,616
Security		Par (000)	Value
Asset-Backed Securities (continued)
Barings CLO Ltd.
Series 2015-2A, Class AR, (3-mo. CME Term SOFR + 1.45%), 6.87%, 10/20/30(a)(c)	USD	2,037	$ 2,038,082
Series 2018-3A, Class A1, (3-mo. CME Term SOFR + 1.21%), 6.63%, 07/20/29(a)(c)		322	321,898
Series 2019-3A, Class A1R, (3-mo. CME Term SOFR + 1.33%), 6.75%, 04/20/31(a)(c)		1,330	1,330,950
Battalion CLO 18 Ltd., Series 2020-18A, Class BR, (3-mo. CME Term SOFR + 2.01%), 7.41%, 10/15/36(a)(c)		1,827	1,806,601
Battalion CLO IX Ltd., Series 2015-9A, Class DR, (3-mo. CME Term SOFR + 3.51%), 8.91%, 07/15/31(a)(c)		250	249,320
Battalion CLO VIII Ltd.
Series 2015-8A, Class A1R2, (3-mo. CME Term SOFR + 1.33%), 6.73%, 07/18/30(a)(c)		5,591	5,585,403
Series 2015-8A, Class A2R2, (3-mo. CME Term SOFR + 1.81%), 7.21%, 07/18/30(a)(c)		3,250	3,227,420
Series 2015-8A, Class BR2, (3-mo. CME Term SOFR + 2.26%), 7.66%, 07/18/30(a)(c)		2,901	2,886,179
Battalion CLO XI Ltd., Series 2017-11A, Class BR, (3-mo. CME Term SOFR + 1.98%), 7.38%, 04/24/34(a)(c)		1,000	984,905
Battalion CLO XX Ltd., Series 2021-20A, Class A, (3-mo. CME Term SOFR + 1.44%), 6.84%, 07/15/34(a)(c)		4,520	4,495,657
Bayview Financial Revolving Asset Trust
Series 2004-B, Class A1, (1-mo. CME Term SOFR + 1.11%), 6.47%, 05/28/39(a)(c)		6,462	5,114,297
Series 2004-B, Class A2, (1-mo. CME Term SOFR + 1.41%), 6.77%, 05/28/39(a)(c)		308	155,329
Series 2005-A, Class A1, (1-mo. CME Term SOFR + 1.11%), 6.47%, 02/28/40(a)(c)		1,304	1,157,159
Series 2005-E, Class A1, (1-mo. CME Term SOFR + 1.11%), 6.47%, 12/28/40(a)(c)		169	167,529
BCMSC Trust
Series 2000-A, Class A2, 7.58%, 06/15/30(c)		1,674	187,503
Series 2000-A, Class A3, 7.83%, 06/15/30(c)		1,554	179,885
Series 2000-A, Class A4, 8.29%, 06/15/30(c)		1,121	137,385
BDS Ltd., Series 2022-FL11, Class ATS, (1-mo. CME Term SOFR + 1.80%), 7.16%, 03/19/39(a)(c)		8,979	8,922,752
Bean Creek CLO Ltd., Series 2015-1A, Class AR, (3-mo. CME Term SOFR + 1.28%), 6.70%, 04/20/31(a)(c)		202	201,383
Bear Stearns Asset-Backed Securities I Trust
Series 2004-HE7, Class M2, (1-mo. CME Term SOFR + 1.84%), 7.20%, 08/25/34(c)		24	22,551
Series 2006-HE1, Class 1M4, (1-mo. CME Term SOFR + 1.13%), 5.43%, 12/25/35(c)		1,691	2,518,774
Series 2006-HE7, Class 1A2, (1-mo. CME Term SOFR + 0.45%), 5.81%, 09/25/36(c)		924	911,528
Series 2007-FS1, Class 1A3, (1-mo. CME Term SOFR + 0.45%), 5.81%, 05/25/35(c)		92	90,973
Series 2007-HE2, Class 1A4, (1-mo. CME Term SOFR + 0.43%), 5.79%, 03/25/37(c)		1,153	990,824
Series 2007-HE2, Class 22A, (1-mo. CME Term SOFR + 0.25%), 5.61%, 03/25/37(c)		412	375,567
Series 2007-HE2, Class 23A, (1-mo. CME Term SOFR + 0.25%), 5.61%, 03/25/37(c)		562	513,638
Series 2007-HE3, Class 1A3, (1-mo. CME Term SOFR + 0.36%), 5.72%, 04/25/37(c)		368	545,273

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Bear Stearns Asset-Backed Securities I Trust
Series 2007-HE3, Class 1A4, (1-mo. CME Term SOFR + 0.46%), 5.82%, 04/25/37(c)	USD	6,115	$ 6,413,466
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class A2R2, (3-mo. CME Term SOFR + 1.71%), 7.11%, 07/15/29(a)(c)		3,570	3,573,189
Benefit Street Partners CLO III Ltd.
Series 2013-IIIA, Class A1R2, (3-mo. CME Term SOFR + 1.26%), 6.68%, 07/20/29(a)(c)		65	65,423
Series 2013-IIIA, Class A2R2, (3-mo. CME Term SOFR + 1.91%), 7.33%, 07/20/29(a)(c)		1,810	1,805,573
Benefit Street Partners CLO Ltd., Series 2021-23A, Class E, (3-mo. CME Term SOFR + 7.07%), 12.45%, 04/25/34(a)(c)		750	743,798
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1A, (3-mo. CME Term SOFR + 1.35%), 6.77%, 04/20/31(a)(c)		4,202	4,201,713
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A1AR, (3-mo. CME Term SOFR + 1.36%), 6.78%, 01/20/31(a)(c)		1,817	1,815,266
Benefit Street Partners CLO XII Ltd.
Series 2017-12A, Class A1R, (3-mo. CME Term SOFR + 1.21%), 6.61%, 10/15/30(a)(c)		274	274,226
Series 2017-12A, Class B, (3-mo. CME Term SOFR + 2.26%), 7.66%, 10/15/30(a)(c)		1,545	1,543,901
Benefit Street Partners CLO XIX Ltd., Series 2019-19A, Class B, (3-mo. CME Term SOFR + 2.26%), 7.66%, 01/15/33(a)(c)		250	250,178
Benefit Street Partners CLO XX Ltd.
Series 2020-20A, Class AR, (3-mo. CME Term SOFR + 1.43%), 6.83%, 07/15/34(a)(c)		2,000	1,997,932
Series 2020-20A, Class ER, (3-mo. CME Term SOFR + 7.01%), 12.41%, 07/15/34(a)(c)		250	248,666
Benefit Street Partners CLO XXIII Ltd., Series 2021-23A, Class A1, (3-mo. CME Term SOFR + 1.34%), 6.72%, 04/25/34(a)(c)		800	798,071
Benefit Street Partners CLO XXIV Ltd., Series 2021-24A, Class D, (3-mo. CME Term SOFR + 3.61%), 9.03%, 10/20/34(a)(c)		500	498,191
BHG Securitization Trust
Series 2021-A, Class B, 2.79%, 11/17/33(a)		1,007	903,050
Series 2021-A, Class C, 3.69%, 11/17/33(a)		100	89,676
Series 2022-A, Class E, 4.30%, 02/20/35(a)		300	219,734
Series 2022-C, Class B, 5.93%, 10/17/35(a)		1,625	1,615,742
Birch Grove CLO 2 Ltd.
Series 2021-2A, Class A1, (3-mo. CME Term SOFR + 1.52%), 6.92%, 10/19/34(a)(c)		680	678,300
Series 2021-2A, Class B, (3-mo. CME Term SOFR + 2.01%), 7.41%, 10/19/34(a)(c)		250	248,730
Series 2021-2A, Class D1, (3-mo. CME Term SOFR + 3.56%), 8.96%, 10/19/34(a)(c)		250	247,250
Birch Grove CLO Ltd.
Series 19A, Class AR, (3-mo. CME Term SOFR + 1.39%), 6.78%, 06/15/31(a)(c)		207	207,194
Series 19A, Class BR, (3-mo. CME Term SOFR + 2.01%), 7.40%, 06/15/31(a)(c)		250	249,696
Series 19A, Class CR, (3-mo. CME Term SOFR + 2.46%), 7.85%, 06/15/31(a)(c)		1,250	1,252,402
Series 19A, Class DR, (3-mo. CME Term SOFR + 3.61%), 9.00%, 06/15/31(a)(c)		2,695	2,685,053
Security		Par (000)	Value
Asset-Backed Securities (continued)
BlueMountain CLO Ltd.
Series 2013-2A, Class A1R, (3-mo. CME Term SOFR + 1.44%), 6.85%, 10/22/30(a)(c)	USD	4,848	$ 4,850,181
Series 2013-2A, Class BR, (3-mo. CME Term SOFR + 1.86%), 7.27%, 10/22/30(a)(c)		500	497,467
Series 2015-3A, Class A1R, (3-mo. CME Term SOFR + 1.26%), 6.68%, 04/20/31(a)(c)		2,282	2,281,021
Series 2018-2A, Class B, (3-mo. CME Term SOFR + 1.96%), 7.34%, 08/15/31(a)(c)		300	299,251
BlueMountain CLO XXII Ltd., Series 2018-22A, Class B, (3-mo. CME Term SOFR + 1.76%), 7.16%, 07/15/31(a)(c)		3,970	3,934,832
BlueMountain CLO XXIII Ltd.
Series 2018-23A, Class B, (3-mo. CME Term SOFR + 1.96%), 7.38%, 10/20/31(a)(c)		250	248,135
Series 2018-23A, Class C, (3-mo. CME Term SOFR + 2.41%), 7.83%, 10/20/31(a)(c)		650	643,621
BlueMountain CLO XXIX Ltd., Series 2020-29A, Class BR, (3-mo. CME Term SOFR + 2.01%), 7.39%, 07/25/34(a)(c)		1,080	1,069,275
BlueMountain CLO XXV Ltd., Series 2019-25A, Class BR, (3-mo. CME Term SOFR + 1.96%), 7.36%, 07/15/36(a)(c)		250	246,884
BlueMountain CLO XXVIII Ltd., Series 2021-28A, Class A, (3-mo. CME Term SOFR + 1.52%), 6.92%, 04/15/34(a)(c)		570	567,537
BlueMountain CLO XXXI Ltd., Series 2021-31A, Class A1, (3-mo. CME Term SOFR + 1.41%), 6.81%, 04/19/34(a)(c)		1,000	996,456
BlueMountain Euro CLO DAC, Series 2021-2A, Class B1, (3-mo. EURIBOR + 1.75%), 5.72%, 10/15/35(a)(c)	EUR	3,280	3,470,047
BlueMountain Fuji U.S. CLO III Ltd.
Series 2017-3A, Class A2, (3-mo. CME Term SOFR + 1.41%), 6.81%, 01/15/30(a)(c)	USD	750	737,954
Series 2017-3A, Class B, (3-mo. CME Term SOFR + 1.64%), 7.03%, 01/15/30(a)(c)		250	247,474
BPCRE Ltd., Series 2022-FL2, Class A, (1-mo. CME Term SOFR + 2.40%), 7.76%, 01/16/37(a)(c)		4,517	4,508,191
Bridge Street CLO II Ltd., Series 2021-1A, Class A1A, (3-mo. CME Term SOFR + 1.49%), 6.91%, 07/20/34(a)(c)		500	499,651
Bristol Park CLO Ltd., Series 2016-1A, Class BR, (3-mo. CME Term SOFR + 1.71%), 7.11%, 04/15/29(a)(c)		400	400,085
Burnham Park CLO Ltd., Series 2016-1A, Class BR, (3-mo. CME Term SOFR + 1.76%), 7.18%, 10/20/29(a)(c)		250	249,282
Buttermilk Park CLO Ltd.
Series 2018-1A, Class A1, (3-mo. CME Term SOFR + 1.36%), 6.76%, 10/15/31(a)(c)		750	749,894
Series 2018-1A, Class D, (3-mo. CME Term SOFR + 3.36%), 8.76%, 10/15/31(a)(c)		625	608,886
Canyon Capital CLO Ltd., Series 2019-1A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 6.76%, 04/15/32(a)(c)		2,680	2,675,119
Canyon CLO Ltd.
Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.33%), 6.73%, 07/15/31(a)(c)		248	248,470
Series 2020-3A, Class B, (3-mo. CME Term SOFR + 1.96%), 7.36%, 01/15/34(a)(c)		1,610	1,601,993

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Canyon CLO Ltd.
Series 2020-3A, Class E, (3-mo. CME Term SOFR + 7.51%), 12.91%, 01/15/34(a)(c)	USD	250	$ 243,271
Carlyle C17 CLO Ltd., Series C17A, Class A1AR, (3-mo. CME Term SOFR + 1.29%), 6.68%, 04/30/31(a)(c)		7,427	7,415,468
Carlyle Global Market Strategies CLO Ltd.
Series 2013-3A, Class A1AR, (3-mo. CME Term SOFR + 1.36%), 6.76%, 10/15/30(a)(c)		203	202,438
Series 2013-4A, Class A1RR, (3-mo. CME Term SOFR + 1.26%), 6.66%, 01/15/31(a)(c)		1,936	1,937,213
Series 2014-1A, Class A1R2, (3-mo. CME Term SOFR + 1.23%), 6.63%, 04/17/31(a)(c)		3,541	3,538,671
Series 2014-3RA, Class A1A, (3-mo. CME Term SOFR + 1.31%), 6.70%, 07/27/31(a)(c)		234	233,890
Series 2016-1A, Class A1R2, (3-mo. CME Term SOFR + 1.40%), 6.82%, 04/20/34(a)(c)		250	249,405
Carlyle U.S. CLO Ltd.
Series 2016-4A, Class A2R, (3-mo. CME Term SOFR + 1.71%), 7.13%, 10/20/27(a)(c)		750	750,527
Series 2017-4A, Class A1, (3-mo. CME Term SOFR + 1.44%), 6.84%, 01/15/30(a)(c)		4,014	4,017,531
Series 2018-1A, Class A2, (3-mo. CME Term SOFR + 1.76%), 7.18%, 04/20/31(a)(c)		250	249,480
Series 2018-4A, Class B, (3-mo. CME Term SOFR + 2.33%), 7.75%, 01/20/31(a)(c)		470	469,292
Series 2019-1A, Class A1AR, (3-mo. CME Term SOFR + 1.34%), 6.76%, 04/20/31(a)(c)		1,410	1,410,017
Series 2019-2A, Class A1R, (3-mo. CME Term SOFR + 1.38%), 6.78%, 07/15/32(a)(c)		4,000	4,003,865
Series 2021-1A, Class A1, (3-mo. CME Term SOFR + 1.40%), 6.80%, 04/15/34(a)(c)		250	249,595
Series 2021-6A, Class A1, (3-mo. CME Term SOFR + 1.42%), 6.82%, 07/15/34(a)(c)		3,590	3,586,069
Carrington Mortgage Loan Trust
Series 2006-NC1, Class M2, (1-mo. CME Term SOFR + 0.74%), 6.10%, 01/25/36(c)		610	487,849
Series 2006-NC4, Class A3, (1-mo. CME Term SOFR + 0.27%), 5.63%, 10/25/36(c)		298	288,654
CarVal CLO II Ltd., Series 2019-1A, Class CR, (3-mo. CME Term SOFR + 2.26%), 7.68%, 04/20/32(a)(c)		700	697,430
CarVal CLO III Ltd., Series 2019-2A, Class E, (3-mo. CME Term SOFR + 6.70%), 12.12%, 07/20/32(a)(c)		250	239,859
CarVal CLO VC Ltd.
Series 2021-2A, Class D, (3-mo. CME Term SOFR + 3.51%), 8.91%, 10/15/34(a)(c)		250	239,923
Series 2021-2A, Class E, (3-mo. CME Term SOFR + 7.01%), 12.41%, 10/15/34(a)(c)		250	241,597
Cascade MH Asset Trust, Series 2019-MH1, Class A, 4.00%, 11/25/44(a)(c)		7,608	7,285,790
CBAM Ltd.
Series 2017-1A, Class A1, (3-mo. CME Term SOFR + 1.51%), 6.93%, 07/20/30(a)(c)		4,934	4,934,720
Series 2017-1A, Class C, (3-mo. CME Term SOFR + 2.66%), 8.08%, 07/20/30(a)(c)		750	746,600
Series 2018-6A, Class B1R, (3-mo. CME Term SOFR + 2.36%), 7.76%, 01/15/31(a)(c)		250	250,154
Series 2018-7A, Class A, (3-mo. CME Term SOFR + 1.36%), 6.78%, 07/20/31(a)(c)		244	243,736
Security		Par (000)	Value
Asset-Backed Securities (continued)
CBAM Ltd.
Series 2018-7A, Class B1, (3-mo. CME Term SOFR + 1.86%), 7.28%, 07/20/31(a)(c)	USD	250	$ 247,886
Series 2019-9A, Class B2, (3-mo. CME Term SOFR + 2.16%), 7.56%, 02/12/30(a)(c)		500	496,177
C-BASS Trust, Series 2006-CB7, Class A4, (1-mo. CME Term SOFR + 0.43%), 5.79%, 10/25/36(c)		385	240,917
Cedar Funding II CLO Ltd.
Series 2013-1A, Class ARR, (3-mo. CME Term SOFR + 1.34%), 6.76%, 04/20/34(a)(c)		3,255	3,244,253
Series 2013-1A, Class BRR, (3-mo. CME Term SOFR + 1.61%), 7.03%, 04/20/34(a)(c)		3,110	3,045,175
Cedar Funding IX CLO Ltd.
Series 2018-9A, Class A1, (3-mo. CME Term SOFR + 1.24%), 6.66%, 04/20/31(a)(c)		1,293	1,292,371
Series 2018-9A, Class D, (3-mo. CME Term SOFR + 2.86%), 8.28%, 04/20/31(a)(c)		250	240,837
Cedar Funding V CLO Ltd., Series 2016-5A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 6.76%, 07/17/31(a)(c)		2,130	2,128,525
Cedar Funding VI CLO Ltd., Series 2016-6A, Class ARR, (3-mo. CME Term SOFR + 1.31%), 6.73%, 04/20/34(a)(c)		18,290	18,182,294
Cedar Funding VII CLO Ltd., Series 2018-7A, Class A2, (3-mo. CME Term SOFR + 1.39%), 6.81%, 01/20/31(a)(c)		250	246,935
Cedar Funding XI CLO Ltd., Series 2019-11A, Class A2R, (3-mo. CME Term SOFR + 1.61%), 7.01%, 05/29/32(a)(c)		1,220	1,201,253
Cedar Funding XIV CLO Ltd., Series 2021-14A, Class D, (3-mo. CME Term SOFR + 3.51%), 8.91%, 07/15/33(a)(c)		250	245,082
CIFC European Funding CLO II DAC, Series 2X, Class B1, (3-mo. EURIBOR + 1.60%), 5.57%, 04/15/33(c)(e)	EUR	900	967,520
CIFC Funding Ltd.
Series 2013-1A, Class A2R, (3-mo. CME Term SOFR + 2.01%), 7.41%, 07/16/30(a)(c)	USD	750	751,428
Series 2013-1A, Class CR, (3-mo. CME Term SOFR + 3.81%), 9.21%, 07/16/30(a)(c)		250	248,868
Series 2013-4A, Class BRR, (3-mo. CME Term SOFR + 1.86%), 7.25%, 04/27/31(a)(c)		500	498,852
Series 2013-4A, Class DRR, (3-mo. CME Term SOFR + 3.06%), 8.45%, 04/27/31(a)(c)		250	245,110
Series 2014-2RA, Class A1, (3-mo. CME Term SOFR + 1.31%), 6.71%, 04/24/30(a)(c)		199	199,288
Series 2014-2RA, Class B1, (3-mo. CME Term SOFR + 3.06%), 8.46%, 04/24/30(a)(c)		650	644,637
Series 2014-3A, Class BR2, (3-mo. CME Term SOFR + 2.06%), 7.47%, 10/22/31(a)(c)		700	697,124
Series 2015-1A, Class ARR, (3-mo. CME Term SOFR + 1.37%), 6.78%, 01/22/31(a)(c)		232	232,664
Series 2015-1A, Class BRR, (3-mo. CME Term SOFR + 1.71%), 7.12%, 01/22/31(a)(c)		250	248,996
Series 2015-3A, Class BR, (3-mo. CME Term SOFR + 1.41%), 6.81%, 04/19/29(a)(c)		1,420	1,403,790
Series 2017-1A, Class AR, (3-mo. CME Term SOFR + 1.27%), 6.68%, 04/23/29(a)(c)		3,837	3,836,944
Series 2017-1A, Class B, (3-mo. CME Term SOFR + 1.96%), 7.37%, 04/23/29(a)(c)		2,910	2,910,608

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
CIFC Funding Ltd.
Series 2017-1A, Class C, (3-mo. CME Term SOFR + 2.71%), 8.12%, 04/23/29(a)(c)	USD	250	$ 251,372
Series 2017-5A, Class A1, (3-mo. CME Term SOFR + 1.44%), 6.84%, 11/16/30(a)(c)		311	311,445
Series 2017-5A, Class C, (3-mo. CME Term SOFR + 3.11%), 8.51%, 11/16/30(a)(c)		300	291,356
Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.26%), 6.66%, 04/18/31(a)(c)		6,836	6,840,851
Series 2019-5A, Class A1R1, (3-mo. CME Term SOFR + 1.40%), 6.80%, 01/15/35(a)(c)		400	399,379
Series 2020-1A, Class A1R, (3-mo. CME Term SOFR + 1.41%), 6.81%, 07/15/36(a)(c)		1,200	1,197,990
Series 2020-1A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.31%, 07/15/36(a)(c)		3,260	3,253,213
Series 2020-3A, Class A1R, (3-mo. CME Term SOFR + 1.39%), 6.81%, 10/20/34(a)(c)		7,210	7,200,908
Series 2021-1A, Class A1, (3-mo. CME Term SOFR + 1.37%), 6.75%, 04/25/33(a)(c)		500	500,333
Series 2021-4A, Class A, (3-mo. CME Term SOFR + 1.31%), 6.71%, 07/15/33(a)(c)		6,450	6,452,474
Series 2021-4A, Class B, (3-mo. CME Term SOFR + 1.84%), 7.24%, 07/15/33(a)(c)		500	497,715
Series 2021-4A, Class C, (3-mo. CME Term SOFR + 2.11%), 7.51%, 07/15/33(a)(c)		250	247,659
Series 2021-5A, Class A, (3-mo. CME Term SOFR + 1.40%), 6.80%, 07/15/34(a)(c)		2,030	2,031,830
CIT Mortgage Loan Trust, Series 2007-1, Class 1M2, (1-mo. CME Term SOFR + 1.86%), 7.22%, 10/25/37(a)(c)		1,821	1,569,209
Citigroup Mortgage Loan Trust
Series 2007-AHL2, Class A3B, (1-mo. CME Term SOFR + 0.31%), 5.67%, 05/25/37(c)		4,548	2,947,724
Series 2007-AHL2, Class A3C, (1-mo. CME Term SOFR + 0.38%), 5.74%, 05/25/37(c)		2,066	1,340,592
Series 2007-AHL3, Class A3B, (1-mo. CME Term SOFR + 0.28%), 5.64%, 07/25/45(c)		3,356	2,290,112
Clear Creek CLO
Series 2015-1A, Class AR, (3-mo. CME Term SOFR + 1.46%), 6.88%, 10/20/30(a)(c)		745	745,033
Series 2015-1A, Class DR, (3-mo. CME Term SOFR + 3.21%), 8.63%, 10/20/30(a)(c)		620	619,720
Clontarf Park CLO DAC, Series 1X, Class CE, (3-mo. EURIBOR + 3.05%), 7.02%, 08/05/30(c)(e)	EUR	1,750	1,916,938
College Ave Student Loans LLC
Series 2021-B, Class B, 2.42%, 06/25/52(a)	USD	861	755,475
Series 2021-B, Class C, 2.72%, 06/25/52(a)		430	382,284
Series 2021-B, Class D, 3.78%, 06/25/52(a)		120	107,140
Series 2021-C, Class D, 4.11%, 07/26/55(a)		270	233,874
Conseco Finance Corp.
Series 1997-3, Class M1, 7.53%, 03/15/28(c)		591	583,006
Series 1997-6, Class M1, 7.21%, 01/15/29(c)		105	102,948
Series 1998-4, Class M1, 6.83%, 04/01/30(c)		209	196,752
Series 1999-5, Class A5, 7.86%, 03/01/30(c)		798	287,632
Series 1999-5, Class A6, 7.50%, 03/01/30(c)		855	295,885
Conseco Finance Securitizations Corp.
Series 2000-1, Class A5, 8.06%, 09/01/29(c)		1,445	266,959
Series 2000-4, Class A6, 8.31%, 05/01/32(c)		1,224	224,624
Series 2000-5, Class A6, 7.96%, 05/01/31		2,105	571,068
Series 2000-5, Class A7, 8.20%, 05/01/31		3,840	1,073,186
Security		Par (000)	Value
Asset-Backed Securities (continued)
Cook Park CLO Ltd., Series 2018-1A, Class B, (3-mo. CME Term SOFR + 1.66%), 7.06%, 04/17/30(a)(c)	USD	250	$ 249,057
Countrywide Asset-Backed Certificates
Series 2004-5, Class A, (1-mo. CME Term SOFR + 1.01%), 6.37%, 10/25/34(c)		338	331,405
Series 2005-16, Class 1AF, 4.52%, 04/25/36(c)		2,124	1,844,504
Series 2006-11, Class 3AV2, (1-mo. CME Term SOFR + 0.43%), 5.79%, 09/25/46(c)		3	2,593
Series 2006-17, Class 2A2, (1-mo. CME Term SOFR + 0.41%), 5.77%, 03/25/47(c)		88	85,737
Series 2006-18, Class M1, (1-mo. CME Term SOFR + 0.56%), 5.92%, 03/25/37(c)		6,537	5,030,457
Series 2006-22, Class M1, (1-mo. CME Term SOFR + 0.34%), 5.70%, 05/25/47(c)		809	650,929
Series 2006-SPS1, Class A, (1-mo. CME Term SOFR + 0.33%), 5.69%, 12/25/25(c)		2	35,980
Series 2007-12, Class 1A2, (1-mo. CME Term SOFR + 0.95%), 6.31%, 08/25/47(c)		3,014	2,865,173
Countrywide Asset-Backed Certificates Revolving Home Equity Loan Trust, Series 2004-U, Class 2A, (1-mo. CME Term SOFR + 0.38%), 5.75%, 03/15/34(c)		197	195,169
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-MH29, Class B1, 8.10%, 09/25/31(c)		631	629,678
Credit Suisse Mortgage Trust, Series 2021-JR1, Class A1, 2.47%, 09/27/66(a)(c)		18,680	18,470,192
Credit-Based Asset Servicing & Securitization LLC
Series 2006-CB2, Class AF4, 3.07%, 12/25/36(b)		332	274,984
Series 2006-MH1, Class B1, 6.75%, 10/25/36(a)(b)		466	454,718
Series 2006-MH1, Class B2, 6.75%, 10/25/36(a)(b)		2,962	2,220,251
Series 2006-SL1, Class A2, 6.06%, 09/25/36(a)(b)		2,766	145,806
Series 2007-CB6, Class A4, (1-mo. CME Term SOFR + 0.45%), 5.80%, 07/25/37(a)(c)		428	270,742
Crown City CLO III, Series 2021-1A, Class A1A, (3-mo. CME Term SOFR + 1.43%), 6.85%, 07/20/34(a)(c)		250	248,870
CVC Cordatus Loan Fund IV DAC, Series 4X, Class BR1, (3-mo. EURIBOR + 1.30%), 5.26%, 02/22/34(c)(e)	EUR	990	1,043,332
CVC Cordatus Loan Fund V DAC, Series 5X, Class B1R, (3-mo. EURIBOR + 1.50%), 5.50%, 07/21/30(c)(e)		250	270,606
CWHEQ Home Equity Loan Trust
Series 2006-S3, Class A4, 5.53%, 01/25/29(b)	USD	42	76,258
Series 2006-S5, Class A5, 6.16%, 06/25/35		54	64,742
CWHEQ Revolving Home Equity Loan Resuritization Trust
Series 2006-RES, Class 4Q1B, (1-mo. CME Term SOFR + 0.41%), 5.78%, 12/15/33(a)(c)		37	37,374
Series 2006-RES, Class 5B1B, (1-mo. CME Term SOFR + 0.30%), 5.67%, 05/15/35(a)(c)		28	28,011
CWHEQ Revolving Home Equity Loan Trust
Series 2005-B, Class 2A, (1-mo. CME Term SOFR + 0.29%), 5.66%, 05/15/35(c)		89	88,578

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
CWHEQ Revolving Home Equity Loan Trust
Series 2006-C, Class 2A, (1-mo. CME Term SOFR + 0.29%), 5.66%, 05/15/36(c)	USD	621	$ 603,611
Series 2006-H, Class 1A, (1-mo. CME Term SOFR + 0.26%), 5.63%, 11/15/36(c)		348	342,437
Series 2006-I, Class 1A, (1-mo. CME Term SOFR + 0.25%), 5.62%, 01/15/37(c)		259	235,395
Deer Creek CLO Ltd.
Series 2017-1A, Class A, (3-mo. CME Term SOFR + 1.44%), 6.86%, 10/20/30(a)(c)		3,307	3,306,402
Series 2017-1A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.33%, 10/20/30(a)(c)		500	494,836
Diameter Capital CLO 1 Ltd., Series 2021-1A, Class A1A, (3-mo. CME Term SOFR + 1.50%), 6.90%, 07/15/36(a)(c)		1,180	1,180,250
Diameter Capital CLO 2 Ltd., Series 2021-2A, Class A1, (3-mo. CME Term SOFR + 1.48%), 6.88%, 10/15/36(a)(c)		250	250,412
Diameter Capital CLO 3 Ltd., Series 2022-3A, Class A1A, (3-mo. CME Term SOFR + 1.39%), 6.78%, 04/15/37(a)(c)		510	506,768
Dryden 40 Senior Loan Fund, Series 2015-40A, Class CR, (3-mo. CME Term SOFR + 2.36%), 7.74%, 08/15/31(a)(c)		300	299,739
Dryden 42 Senior Loan Fund, Series 2016-42A, Class CR, (3-mo. CME Term SOFR + 2.31%), 7.71%, 07/15/30(a)(c)		250	248,924
Dryden 43 Senior Loan Fund, Series 2016-43A, Class AR2, (3-mo. CME Term SOFR + 1.30%), 6.72%, 04/20/34(a)(c)		5,540	5,521,054
Dryden 45 Senior Loan Fund, Series 2016-45A, Class BR, (3-mo. CME Term SOFR + 1.96%), 7.36%, 10/15/30(a)(c)		3,440	3,433,538
Dryden 49 Senior Loan Fund
Series 2017-49A, Class AR, (3-mo. CME Term SOFR + 1.21%), 6.61%, 07/18/30(a)(c)		901	901,579
Series 2017-49A, Class BR, (3-mo. CME Term SOFR + 1.86%), 7.26%, 07/18/30(a)(c)		500	498,463
Dryden 50 Senior Loan Fund, Series 2017-50A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.31%, 07/15/30(a)(c)		450	449,469
Dryden 53 CLO Ltd., Series 2017-53A, Class A, (3-mo. CME Term SOFR + 1.38%), 6.78%, 01/15/31(a)(c)		17,545	17,592,181
Dryden 65 CLO Ltd., Series 2018-65A, Class B, (3-mo. CME Term SOFR + 1.86%), 7.26%, 07/18/30(a)(c)		300	298,898
Dryden 76 CLO Ltd., Series 2019-76A, Class A1R, (3-mo. CME Term SOFR + 1.41%), 6.83%, 10/20/34(a)(c)		750	748,997
Dryden 77 CLO Ltd.
Series 2020-77A, Class AR, (3-mo. CME Term SOFR + 1.38%), 6.75%, 05/20/34(a)(c)		3,580	3,577,962
Series 2020-77A, Class XR, (3-mo. CME Term SOFR + 1.26%), 6.63%, 05/20/34(a)(c)		313	312,179
Dryden 78 CLO Ltd.
Series 2020-78A, Class B, (3-mo. CME Term SOFR + 1.76%), 7.16%, 04/17/33(a)(c)		500	496,168
Series 2020-78A, Class D, (3-mo. CME Term SOFR + 3.26%), 8.66%, 04/17/33(a)(c)		250	245,631
Security		Par (000)	Value
Asset-Backed Securities (continued)
Dryden 83 CLO Ltd.
Series 2020-83A, Class A, (3-mo. CME Term SOFR + 1.48%), 6.88%, 01/18/32(a)(c)	USD	250	$ 250,081
Series 2020-83A, Class E, (3-mo. CME Term SOFR + 5.81%), 11.21%, 01/18/32(a)(c)		350	326,847
Dryden Senior Loan Fund, Series 2021-87A, Class A1, (3-mo. CME Term SOFR + 1.36%), 6.73%, 05/20/34(a)(c)		2,330	2,326,581
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR, (3-mo. CME Term SOFR + 1.16%), 6.56%, 04/15/29(a)(c)		863	862,238
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1LR, (3-mo. CME Term SOFR + 1.46%), 6.85%, 08/15/30(a)(c)		7,990	7,999,791
Eaton Vance CLO Ltd.
Series 2014-1RA, Class A2, (3-mo. CME Term SOFR + 1.75%), 7.15%, 07/15/30(a)(c)		250	247,810
Series 2018-1A, Class C, (3-mo. CME Term SOFR + 2.46%), 7.86%, 10/15/30(a)(c)		3,550	3,541,037
EDvestinU Private Education Loan Issue No. 4 LLC, Series 2022-A, Class A, 5.25%, 11/25/40(a)		2,911	2,858,688
Elmwood CLO 23 Ltd., Series 2023-2A, Class A, (3-mo. CME Term SOFR + 1.80%), 7.19%, 04/16/36(a)(c)		1,000	1,001,761
Elmwood CLO I Ltd., Series 2019-1A, Class AR, (3-mo. CME Term SOFR + 1.71%), 7.13%, 10/20/33(a)(c)		250	250,462
Elmwood CLO II Ltd.
Series 2019-2A, Class AR, (3-mo. CME Term SOFR + 1.41%), 6.83%, 04/20/34(a)(c)		3,750	3,748,999
Series 2019-2A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.33%, 04/20/34(a)(c)		500	500,055
Series 2019-2A, Class DR, (3-mo. CME Term SOFR + 3.26%), 8.68%, 04/20/34(a)(c)		250	248,671
Series 2019-2A, Class ER, (3-mo. CME Term SOFR + 7.06%), 12.48%, 04/20/34(a)(c)		1,500	1,492,638
Elmwood CLO IV Ltd., Series 2020-1A, Class D, (3-mo. CME Term SOFR + 3.41%), 8.81%, 04/15/33(a)(c)		1,000	994,606
Elmwood CLO V Ltd.
Series 2020-2A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.33%, 10/20/34(a)(c)		2,880	2,880,320
Series 2020-2A, Class CR, (3-mo. CME Term SOFR + 2.26%), 7.68%, 10/20/34(a)(c)		2,514	2,495,062
Elmwood CLO X Ltd.
Series 2021-3A, Class A, (3-mo. CME Term SOFR + 1.30%), 6.72%, 10/20/34(a)(c)		7,250	7,245,506
Series 2021-3A, Class C, (3-mo. CME Term SOFR + 2.21%), 7.63%, 10/20/34(a)(c)		1,200	1,194,319
Elmwood CLO XII Ltd., Series 2021-5A, Class A, (3-mo. CME Term SOFR + 1.41%), 6.83%, 01/20/35(a)(c)		790	790,589
Euro-Galaxy III CLO BV
Series 2013-3A, Class CRRR, (3-mo. EURIBOR + 2.35%), 6.32%, 04/24/34(a)(c)	EUR	700	744,378
Series 2013-3A, Class DRRR, (3-mo. EURIBOR + 3.25%), 7.22%, 04/24/34(a)(c)		1,585	1,690,515
Fairstone Financial Issuance Trust I, Series 2020-1A, Class B, 3.74%, 10/20/39(a)	CAD	2,743	1,981,502

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
FBR Securitization Trust, Series 2005-5, Class M2, (1-mo. CME Term SOFR + 0.82%), 6.18%, 11/25/35(c)	USD	4,555	$ 4,431,189
Fidelity Grand Harbour CLO DAC, Series 2021-1A, Class D, (3-mo. EURIBOR + 3.60%), 7.57%, 10/15/34(a)(c)	EUR	500	525,955
First Franklin Mortgage Loan Trust
Series 2004-FFH3, Class M3, (1-mo. CME Term SOFR + 1.16%), 6.52%, 10/25/34(c)	USD	1,000	914,389
Series 2006-FF13, Class A1, (1-mo. CME Term SOFR + 0.35%), 5.71%, 10/25/36(c)		1,957	1,290,842
Series 2006-FF13, Class A2C, (1-mo. CME Term SOFR + 0.43%), 5.79%, 10/25/36(c)		1,147	730,742
Series 2006-FF16, Class 2A3, (1-mo. CME Term SOFR + 0.39%), 5.75%, 12/25/36(c)		9,586	3,838,883
Series 2006-FF17, Class A5, (1-mo. CME Term SOFR + 0.26%), 5.62%, 12/25/36(c)		9,597	7,954,634
Series 2006-FFH1, Class M2, (1-mo. CME Term SOFR + 0.71%), 6.07%, 01/25/36(c)		2,834	2,491,854
FirstKey Homes Trust, Series 2020-SFR1, Class F1, 3.64%, 08/17/37(a)		2,690	2,535,701
Flatiron CLO 18 Ltd., Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.21%), 6.61%, 04/17/31(a)(c)		1,049	1,048,439
Flatiron CLO 19 Ltd., Series 2019-1A, Class DR, (3-mo. CME Term SOFR + 3.26%), 8.65%, 11/16/34(a)(c)		250	244,908
Flatiron CLO 21 Ltd., Series 2021-1A, Class A1, (3-mo. CME Term SOFR + 1.37%), 6.77%, 07/19/34(a)(c)		13,960	13,957,479
Foundation Finance Trust, Series 2021-2A, Class A, 2.19%, 01/15/42(a)		3,509	3,183,566
Fremont Home Loan Trust, Series 2006-3, Class 1A1, (1-mo. CME Term SOFR + 0.39%), 5.75%, 02/25/37(c)		1,937	1,470,917
FS Rialto Issuer Ltd.
Series 2021-FL3, Class A, (1-mo. CME Term SOFR + 1.36%), 6.72%, 11/16/36(a)(c)		4,032	3,976,824
Series 2022-FL4, Class A, (SOFR (30-day) + 1.90%), 7.24%, 01/19/39(a)(c)		15,720	15,436,860
Series 2022-FL5, Class A, (1-mo. CME Term SOFR + 2.30%), 7.66%, 06/19/37(a)(c)		4,435	4,391,882
Series 2022-FL6, Class A, (1-mo. CME Term SOFR + 2.58%), 7.94%, 08/17/37(a)(c)		10,459	10,478,470
Galaxy XIX CLO Ltd., Series 2015-19A, Class A2RR, (3-mo. CME Term SOFR + 1.66%), 7.06%, 07/24/30(a)(c)		250	247,246
Galaxy XV CLO Ltd., Series 2013-15A, Class ARR, (3-mo. CME Term SOFR + 1.23%), 6.63%, 10/15/30(a)(c)		1,175	1,173,127
Galaxy XVIII CLO Ltd., Series 2018-28A, Class A1, (3-mo. CME Term SOFR + 1.36%), 6.76%, 07/15/31(a)(c)		1,187	1,187,728
Galaxy XX CLO Ltd., Series 2015-20A, Class AR, (3-mo. CME Term SOFR + 1.26%), 6.68%, 04/20/31(a)(c)		228	227,486
Galaxy XXII CLO Ltd., Series 2016-22A, Class ARR, (3-mo. CME Term SOFR + 1.46%), 6.86%, 04/16/34(a)(c)		4,180	4,181,293
Galaxy XXV CLO Ltd., Series 2018-25A, Class A, (3-mo. CME Term SOFR + 1.41%), 6.79%, 10/25/31(a)(c)		736	735,899
Security		Par (000)	Value
Asset-Backed Securities (continued)
Galaxy XXVIII CLO Ltd., Series 2018-28A, Class A2, (3-mo. CME Term SOFR + 1.56%), 6.96%, 07/15/31(a)(c)	USD	973	$ 972,614
Generate CLO 2 Ltd., Series 2A, Class AR, (3-mo. CME Term SOFR + 1.41%), 6.82%, 01/22/31(a)(c)		232	232,370
Generate CLO 4 Ltd.
Series 4A, Class A1R, (3-mo. CME Term SOFR + 1.35%), 6.77%, 04/20/32(a)(c)		7,943	7,936,200
Series 4A, Class BR, (3-mo. CME Term SOFR + 1.81%), 7.23%, 04/20/32(a)(c)		3,000	2,977,917
Generate CLO 7 Ltd.
Series 7A, Class A1, (3-mo. CME Term SOFR + 1.63%), 7.04%, 01/22/33(a)(c)		250	249,798
Series 7A, Class C, (3-mo. CME Term SOFR + 3.01%), 8.42%, 01/22/33(a)(c)		500	499,274
Gilbert Park CLO Ltd.
Series 2017-1A, Class A, (3-mo. CME Term SOFR + 1.45%), 6.85%, 10/15/30(a)(c)		425	425,265
Series 2017-1A, Class B, (3-mo. CME Term SOFR + 1.86%), 7.26%, 10/15/30(a)(c)		250	249,705
Series 2017-1A, Class C, (3-mo. CME Term SOFR + 2.21%), 7.61%, 10/15/30(a)(c)		3,360	3,348,219
Series 2017-1A, Class D, (3-mo. CME Term SOFR + 3.21%), 8.61%, 10/15/30(a)(c)		2,652	2,588,689
GITSIT Mortgage Loan Trust, Series 2023-NPL1, Class A1, 8.35%, 05/25/53(a)(b)		5,107	5,128,832
GoldenTree Loan Management U.S. CLO 1 Ltd.
Series 2017-1A, Class A1R2, (3-mo. CME Term SOFR + 1.28%), 6.70%, 04/20/34(a)(c)		450	448,801
Series 2021-11A, Class A, (3-mo. CME Term SOFR + 1.39%), 6.81%, 10/20/34(a)(c)		5,520	5,519,627
Series 2021-11A, Class E, (3-mo. CME Term SOFR + 5.61%), 11.03%, 10/20/34(a)(c)		250	233,669
Series 2021-9A, Class E, (3-mo. CME Term SOFR + 5.01%), 10.43%, 01/20/33(a)(c)		250	239,034
GoldenTree Loan Management U.S. CLO 3 Ltd., Series 2018-3A, Class B1, (3-mo. CME Term SOFR + 1.81%), 7.23%, 04/20/30(a)(c)		500	499,856
GoldenTree Loan Opportunities IX Ltd.
Series 2014-9A, Class AR2, (3-mo. CME Term SOFR + 1.37%), 6.76%, 10/29/29(a)(c)		647	646,633
Series 2014-9A, Class BR2, (3-mo. CME Term SOFR + 1.86%), 7.25%, 10/29/29(a)(c)		1,000	999,500
GoldenTree Loan Opportunities X Ltd.
Series 2015-10A, Class AR, (3-mo. CME Term SOFR + 1.38%), 6.80%, 07/20/31(a)(c)		4,688	4,690,849
Series 2015-10A, Class DR, (3-mo. CME Term SOFR + 3.31%), 8.73%, 07/20/31(a)(c)		500	495,185
GoldenTree Loan Opportunities XI Ltd., Series 2015-11A, Class AR2, (3-mo. CME Term SOFR + 1.33%), 6.73%, 01/18/31(a)(c)		3,428	3,428,941
Goldman Home Improvement Trust, Series 2022-GRN2, Class A, 6.80%, 10/25/52(a)		2,487	2,515,772
Golub Capital Partners CLO Ltd., Series 2021-55A, Class A, (3-mo. CME Term SOFR + 1.46%), 6.88%, 07/20/34(a)(c)		430	429,306
GoodLeap Sustainable Home Solutions Trust
Series 2022-3CS, Class A, 4.95%, 07/20/49(a)		2,908	2,668,370
Series 2023-1GS, Class A, 5.52%, 02/22/55(a)		4,505	4,391,355

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Gracie Point International Funding
Series 2022-2A, Class A, (SOFR (30-day) + 2.75%), 8.09%, 07/01/24(a)(c)	USD	4,694	$ 4,708,742
Series 2022-2A, Class B, (SOFR (30-day) + 3.35%), 8.69%, 07/01/24(a)(c)		3,708	3,726,316
Series 2022-3A, Class A, (SOFR (30-day) + 3.25%), 8.58%, 11/01/24(a)(c)		2,688	2,693,357
GreenPoint Manufactured Housing
Series 1999-5, Class M1B, 8.29%, 12/15/29(c)		112	111,542
Series 1999-5, Class M2, 9.23%, 12/15/29(c)		798	758,285
Greenwood Park CLO Ltd., Series 2018-1A, Class A1, (3-mo. CME Term SOFR + 1.29%), 6.69%, 04/15/31(a)(c)		986	985,609
Greystone CRE Notes Ltd., Series 2021-FL3, Class A, (1-mo. CME Term SOFR + 1.13%), 6.50%, 07/15/39(a)(c)		1,368	1,340,357
Grippen Park CLO Ltd.
Series 2017-1A, Class A, (3-mo. CME Term SOFR + 1.52%), 6.94%, 01/20/30(a)(c)		542	542,055
Series 2017-1A, Class D, (3-mo. CME Term SOFR + 3.56%), 8.98%, 01/20/30(a)(c)		250	250,075
GSAA Home Equity Trust
Series 2005-14, Class 1A2, (1-mo. CME Term SOFR + 0.81%), 6.17%, 12/25/35(c)		836	362,763
Series 2006-4, Class 1A1, 3.89%, 03/25/36(c)		1,601	1,098,521
Series 2006-5, Class 2A1, (1-mo. CME Term SOFR + 0.25%), 5.61%, 03/25/36(c)		11	3,695
Series 2007-2, Class AF3, 5.92%, 03/25/37(c)		449	87,096
GSAMP Trust
Series 2007-H1, Class A1B, (1-mo. CME Term SOFR + 0.51%), 5.87%, 01/25/47(c)		723	359,523
Series 2007-HS1, Class M6, (1-mo. CME Term SOFR + 3.49%), 8.85%, 02/25/47(c)		1,300	1,243,399
GT Loan Financing I Ltd., Series 2013-1A, Class CR, (3-mo. CME Term SOFR + 2.36%), 7.75%, 07/28/31(a)(c)		250	250,637
Gulf Stream Meridian 1 Ltd.
Series 2020-1A, Class A1, (3-mo. CME Term SOFR + 1.63%), 7.03%, 04/15/33(a)(c)		6,320	6,331,744
Series 2020-1A, Class B, (3-mo. CME Term SOFR + 2.26%), 7.66%, 04/15/33(a)(c)		250	249,630
Gulf Stream Meridian 3 Ltd., Series 2021-3A, Class A1, (3-mo. CME Term SOFR + 1.58%), 6.98%, 04/15/34(a)(c)		300	299,672
Gulf Stream Meridian 4 Ltd.
Series 2021-4A, Class A1, (3-mo. CME Term SOFR + 1.46%), 6.86%, 07/15/34(a)(c)		12,060	12,081,339
Series 2021-4A, Class A2, (3-mo. CME Term SOFR + 2.11%), 7.51%, 07/15/34(a)(c)		1,750	1,756,311
Gulf Stream Meridian 5 Ltd., Series 2021-5A, Class A2, (3-mo. CME Term SOFR + 2.06%), 7.46%, 07/15/34(a)(c)		470	471,460
Gulf Stream Meridian 7 Ltd., Series 2022-7A, Class A1, (3-mo. CME Term SOFR + 1.36%), 6.75%, 07/15/35(a)(c)		1,950	1,949,043
Harriman Park CLO Ltd., Series 2020-1A, Class A1R, (3-mo. CME Term SOFR + 1.38%), 6.80%, 04/20/34(a)(c)		500	499,618
Henley CLO IV DAC
Series 4A, Class D, (3-mo. EURIBOR + 3.00%), 6.96%, 04/25/34(a)(c)	EUR	750	785,895
Security		Par (000)	Value
Asset-Backed Securities (continued)
Henley CLO IV DAC
Series 4X, Class B1, (3-mo. EURIBOR + 1.35%), 5.31%, 04/25/34(c)(e)	EUR	540	$ 573,092
Highbridge Loan Management Ltd.
Series 12A-18, Class A1B, (3-mo. CME Term SOFR + 1.51%), 6.91%, 07/18/31(a)(c)	USD	750	745,404
Series 3A-2014, Class A1R, (3-mo. CME Term SOFR + 1.44%), 6.84%, 07/18/29(a)(c)		1,598	1,598,159
Hipgnosis Music Assets LP, Series 2022-1, Class A, 5.00%, 05/16/62(a)		5,018	4,679,528
Home Equity Asset Trust
Series 2006-3, Class M2, (1-mo. CME Term SOFR + 0.71%), 6.07%, 07/25/36(c)		2,440	2,213,101
Series 2007-1, Class 2A3, (1-mo. CME Term SOFR + 0.41%), 5.77%, 05/25/37(c)		1,781	1,395,196
Home Equity Mortgage Loan Asset-Backed Trust, Series 2004-A, Class M2, (1-mo. CME Term SOFR + 2.14%), 4.03%, 07/25/34(c)		276	265,630
Home Equity Mortgage Trust, Series 2006-2, Class 1A1, 5.87%, 07/25/36(b)		1,687	184,432
Home Partners of America Trust, Series 2021-2, Class F, 3.80%, 12/17/26(a)		8,741	7,629,474
HPS Loan Management Ltd.
Series 10A-16, Class A1RR, (3-mo. CME Term SOFR + 1.40%), 6.82%, 04/20/34(a)(c)		5,620	5,609,673
Series 6A-2015, Class A1R, (3-mo. CME Term SOFR + 1.26%), 6.65%, 02/05/31(a)(c)		7,851	7,837,604
Series 9A-2016, Class A1BR, (3-mo. CME Term SOFR + 1.66%), 7.06%, 07/19/30(a)(c)		300	299,304
Invesco Euro CLO V DAC, Series 5X, Class D, (3-mo. EURIBOR + 3.80%), 7.77%, 01/15/34(c)(e)	EUR	350	364,760
Jamestown CLO XVI Ltd., Series 2021-16A, Class B, (3-mo. CME Term SOFR + 2.06%), 7.44%, 07/25/34(a)(c)	USD	250	249,953
JPMorgan Mortgage Acquisition Trust, Series 2006-CW1, Class M1, (1-mo. CME Term SOFR + 0.52%), 5.88%, 05/25/36(c)		697	674,046
KKR CLO 10 Ltd., Series 10, Class BR, (3-mo. CME Term SOFR + 1.96%), 7.35%, 09/15/29(a)(c)		360	360,029
LCM 26 Ltd., Series 26A, Class A1, (3-mo. CME Term SOFR + 1.33%), 6.75%, 01/20/31(a)(c)		5,988	5,985,598
LCM 29 Ltd., Series 29A, Class AR, (3-mo. CME Term SOFR + 1.33%), 6.73%, 04/15/31(a)(c)		850	847,496
LCM XIV LP, Series 14A, Class AR, (3-mo. CME Term SOFR + 1.30%), 6.72%, 07/20/31(a)(c)		438	437,570
LCM XVII LP, Series 17A, Class A1AR, (3-mo. CME Term SOFR + 1.39%), 6.79%, 10/15/31(a)(c)		350	350,159
Legacy Mortgage Asset Trust
Series 2019-SL2, Class A, 3.38%, 02/25/59(a)(c)		3,447	3,283,343
Series 2019-SL2, Class B, 0.00%, 02/25/59(a)(d)		1,974	311,599
Series 2019-SL2, Class M, 4.25%, 02/25/59(a)(c)		2,220	1,619,606
Lehman ABS Manufactured Housing Contract Trust
Series 2001-B, Class M1, 6.63%, 04/15/40(c)		1,579	1,588,850
Series 2002-A, Class C, 0.00%, 06/15/33(d)		190	176,689

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A1, (1-mo. CME Term SOFR + 0.20%), 5.56%, 06/25/37(a)(c)	USD	304	$ 192,180
Lendmark Funding Trust
Series 2021-2A, Class D, 4.46%, 04/20/32(a)		730	587,673
Series 2022-1A, Class A, 5.12%, 07/20/32(a)		8,420	8,348,505
LoanCore Issuer Ltd., Series 2022-CRE7, Class A, (SOFR (30-day) + 1.55%), 6.89%, 01/17/37(a)(c)		2,712	2,649,986
Loanpal Solar Loan Ltd.
Series 2020-2GF, Class A, 2.75%, 07/20/47(a)		4,897	3,865,766
Series 2021-1GS, Class A, 2.29%, 01/20/48(a)		4,774	3,713,918
Logan CLO I Ltd., Series 2021-1A, Class A, (3-mo. CME Term SOFR + 1.42%), 6.84%, 07/20/34(a)(c)		4,510	4,518,326
Long Beach Mortgage Loan Trust
Series 2006-5, Class 2A3, (1-mo. CME Term SOFR + 0.41%), 5.77%, 06/25/36(c)		2,995	1,375,003
Series 2006-7, Class 2A3, (1-mo. CME Term SOFR + 0.43%), 5.79%, 08/25/36(c)		8,094	3,157,823
Long Point Park CLO Ltd., Series 2017-1A, Class A2, (3-mo. CME Term SOFR + 1.64%), 7.04%, 01/17/30(a)(c)		430	430,005
Louisiana Local Government Environmental Facilities & Community Development Authority, Series 2022-ELL, Class A2, 4.15%, 02/01/33		2,630	2,588,709
Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class B2, (1-mo. CME Term SOFR + 3.36%), 8.72%, 03/25/32(c)		92	92,280
Madison Park Euro Funding XVI DAC, Series 16A, Class D, (3-mo. EURIBOR + 3.20%), 7.17%, 05/25/34(a)(c)	EUR	1,000	1,040,230
Madison Park Funding XI Ltd., Series 2013-11A, Class AR2, (3-mo. CME Term SOFR + 1.16%), 6.57%, 07/23/29(a)(c)	USD	4,951	4,947,785
Madison Park Funding XIII Ltd.
Series 2014-13A, Class AR2, (3-mo. CME Term SOFR + 1.21%), 6.61%, 04/19/30(a)(c)		5,754	5,752,082
Series 2014-13A, Class BR2, (3-mo. CME Term SOFR + 1.76%), 7.16%, 04/19/30(a)(c)		5,140	5,132,318
Madison Park Funding XIX Ltd.
Series 2015-19A, Class A1R2, (3-mo. CME Term SOFR + 1.18%), 6.59%, 01/22/28(a)(c)		5,436	5,429,346
Series 2015-19A, Class A2R2, (3-mo. CME Term SOFR + 1.76%), 7.17%, 01/22/28(a)(c)		1,000	1,000,000
Series 2015-19A, Class AR3, (3-mo. CME Term SOFR + 1.60%), 0.00%, 01/22/37(a)(c)(d)		7,000	7,000,000
Series 2015-19A, Class BR3, (3-mo. CME Term SOFR + 2.25%), 0.00%, 01/22/37(a)(c)(d)		1,000	1,000,000
Madison Park Funding XLV Ltd., Series 2020-45A, Class AR, (3-mo. CME Term SOFR + 1.38%), 6.78%, 07/15/34(a)(c)		4,660	4,646,834
Madison Park Funding XVIII Ltd., Series 2015-18A, Class ARR, (3-mo. CME Term SOFR + 1.20%), 6.61%, 10/21/30(a)(c)		14,633	14,638,986
Madison Park Funding XXII Ltd., Series 2016-22A, Class A1R, (3-mo. CME Term SOFR + 1.52%), 6.92%, 01/15/33(a)(c)		3,000	3,006,819
Security		Par (000)	Value
Asset-Backed Securities (continued)
Madison Park Funding XXIII Ltd.
Series 2017-23A, Class AR, (3-mo. CME Term SOFR + 1.23%), 6.62%, 07/27/31(a)(c)	USD	1,456	$ 1,454,816
Series 2017-23A, Class BR, (3-mo. CME Term SOFR + 1.81%), 7.20%, 07/27/31(a)(c)		500	499,307
Series 2017-23A, Class CR, (3-mo. CME Term SOFR + 2.26%), 7.65%, 07/27/31(a)(c)		900	899,054
Madison Park Funding XXIV Ltd., Series 2016-24A, Class BR, (3-mo. CME Term SOFR + 2.01%), 7.43%, 10/20/29(a)(c)		510	510,261
Madison Park Funding XXV Ltd., Series 2017-25A, Class A2R, (3-mo. CME Term SOFR + 1.91%), 7.29%, 04/25/29(a)(c)		1,430	1,431,435
Madison Park Funding XXVI Ltd., Series 2017-26A, Class AR, (3-mo. CME Term SOFR + 1.46%), 6.85%, 07/29/30(a)(c)		10,969	10,969,030
Madison Park Funding XXVII Ltd., Series 2018-27A, Class A1A, (3-mo. CME Term SOFR + 1.29%), 6.71%, 04/20/30(a)(c)		493	492,966
Madison Park Funding XXXI Ltd.
Series 2018-31A, Class B, (3-mo. CME Term SOFR + 1.96%), 7.37%, 01/23/31(a)(c)		500	499,650
Series 2018-31A, Class C, (3-mo. CME Term SOFR + 2.41%), 7.82%, 01/23/31(a)(c)		1,250	1,250,220
Madison Park Funding XXXIII Ltd., Series 2019-33A, Class AR, (3-mo. CME Term SOFR + 1.29%), 6.68%, 10/15/32(a)(c)		1,560	1,555,157
Madison Park Funding XXXIV Ltd.
Series 2019-34A, Class AR, (3-mo. CME Term SOFR + 1.38%), 6.76%, 04/25/32(a)(c)		250	250,155
Series 2019-34A, Class DR, (3-mo. CME Term SOFR + 3.61%), 8.99%, 04/25/32(a)(c)		250	249,430
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class AR, (3-mo. CME Term SOFR + 1.33%), 6.73%, 07/15/33(a)(c)		2,110	2,108,019
Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class A, (3-mo. CME Term SOFR + 1.38%), 6.78%, 07/17/34(a)(c)		5,010	5,004,648
Man GLG Euro CLO, Series 6A, Class DR, (3-mo. EURIBOR + 3.50%), 7.47%, 10/15/32(a)(c)	EUR	1,680	1,754,274
Marble Point CLO XI Ltd., Series 2017-2A, Class A, (3-mo. CME Term SOFR + 1.44%), 6.84%, 12/18/30(a)(c)	USD	1,696	1,697,522
Marble Point CLO XXII Ltd., Series 2021-2A, Class B, (3-mo. CME Term SOFR + 2.11%), 7.49%, 07/25/34(a)(c)		250	247,635
Marble Point CLO XXIII Ltd., Series 2021-4A, Class D1, (3-mo. CME Term SOFR + 3.91%), 9.32%, 01/22/35(a)(c)		250	249,598
Mariner CLO LLC
Series 2016-3A, Class AR2, (3-mo. CME Term SOFR + 1.25%), 6.66%, 07/23/29(a)(c)		724	723,164
Series 2016-3A, Class BR2, (3-mo. CME Term SOFR + 1.76%), 7.17%, 07/23/29(a)(c)		1,978	1,974,044
Series 2016-3A, Class CR2, (3-mo. CME Term SOFR + 2.31%), 7.72%, 07/23/29(a)(c)		5,162	5,159,492
Series 2016-3A, Class DR2, (3-mo. CME Term SOFR + 3.16%), 8.57%, 07/23/29(a)(c)		500	496,838
Mariner Finance Issuance Trust
Series 2019-AA, Class B, 3.51%, 07/20/32(a)		592	591,119
Series 2019-AA, Class C, 4.01%, 07/20/32(a)		2,150	2,131,825
Series 2020-AA, Class C, 4.10%, 08/21/34(a)		1,536	1,446,473

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Mariner Finance Issuance Trust
Series 2021-BA, Class E, 4.68%, 11/20/36(a)	USD	1,265	$ 1,038,570
MASTR Asset-Backed Securities Trust
Series 2006-AM2, Class A4, (1-mo. CME Term SOFR + 0.63%), 5.99%, 06/25/36(a)(c)		992	868,735
Series 2007-HE1, Class A4, (1-mo. CME Term SOFR + 0.39%), 5.75%, 05/25/37(c)		1,318	1,011,717
MASTR Specialized Loan Trust, Series 2006-3, Class A, (1-mo. CME Term SOFR + 0.63%), 5.99%, 06/25/46(a)(c)		231	220,649
Mercury Financial Credit Card Master Trust, Series 2022-1A, Class A, 2.50%, 09/21/26(a)		6,046	5,880,202
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2C, (1-mo. CME Term SOFR + 0.59%), 5.95%, 05/25/37(c)		1,454	1,060,022
Merrill Lynch Mortgage Investors Trust
Series 2006-OPT1, Class M1, (1-mo. CME Term SOFR + 0.50%), 5.86%, 08/25/37(c)		392	325,216
Series 2006-RM3, Class A2B, (1-mo. CME Term SOFR + 0.29%), 5.65%, 06/25/37(c)		847	178,222
MF1 LLC
Series 2022-FL10, Class A, (1-mo. CME Term SOFR + 2.64%), 7.99%, 09/17/37(a)(c)		2,265	2,266,314
Series 2022-FL9, Class A, (1-mo. CME Term SOFR + 2.15%), 7.51%, 06/19/37(a)(c)		4,653	4,635,968
Series 2023-FL12, Class A, (1-mo. CME Term SOFR + 2.07%), 7.42%, 10/19/38(a)(c)		2,218	2,212,515
MF1 Ltd., Series 2021-FL7, Class A, (1-mo. CME Term SOFR + 1.19%), 6.55%, 10/16/36(a)(c)		843	827,583
MidOcean Credit CLO III, Series 2014-3A, Class A3A2, (3-mo. CME Term SOFR + 1.23%), 6.64%, 04/21/31(a)(c)		1,433	1,431,257
Mill City Solar Loan Ltd., Series 2019-2GS, Class A, 3.69%, 07/20/43(a)		4,258	3,757,166
Morgan Stanley ABS Capital I, Inc. Trust
Series 2005-HE1, Class A2MZ, (1-mo. CME Term SOFR + 0.71%), 6.07%, 12/25/34(c)		820	734,027
Series 2005-HE5, Class M4, (1-mo. CME Term SOFR + 0.98%), 6.34%, 09/25/35(c)		2,783	2,247,509
Series 2007-SEA1, Class 2A1, (1-mo. CME Term SOFR + 3.91%), 9.27%, 02/25/47(a)(c)		444	406,643
Morgan Stanley Home Equity Loan Trust, Series 2006-3, Class A3, (1-mo. CME Term SOFR + 0.43%), 5.79%, 04/25/36(c)		1,425	1,012,294
Morgan Stanley Mortgage Loan Trust
Series 2006-16AX, Class 1A, (1-mo. CME Term SOFR + 0.45%), 5.81%, 11/25/36(c)		3,631	625,444
Series 2007-3XS, Class 2A3S, 6.36%, 01/25/47(b)		1,464	531,498
Series 2007-3XS, Class 2A4S, 6.46%, 01/25/47(b)		6,374	2,306,387
Mosaic Solar Loan Trust
Series 2018-2GS, Class A, 4.20%, 02/22/44(a)		1,554	1,433,842
Series 2019-2A, Class A, 2.88%, 09/20/40(a)		517	459,372
Series 2020-1A, Class A, 2.10%, 04/20/46(a)		746	651,672
Series 2022-2A, Class A, 4.38%, 01/21/53(a)		1,699	1,599,377
Series 2022-3A, Class A, 6.10%, 06/20/53(a)		1,475	1,497,591
Series 2023-1A, Class A, 5.32%, 06/20/53(a)		5,115	5,028,538
MP CLO III Ltd., Series 2013-1A, Class AR, (3-mo. CME Term SOFR + 1.51%), 6.93%, 10/20/30(a)(c)		2,149	2,150,329
Security		Par (000)	Value
Asset-Backed Securities (continued)
MP CLO VII Ltd., Series 2015-1A, Class BRR, (3-mo. CME Term SOFR + 1.86%), 7.26%, 10/18/28(a)(c)	USD	750	$ 745,583
Myers Park CLO Ltd.
Series 2018-1A, Class B1, (3-mo. CME Term SOFR + 1.86%), 7.28%, 10/20/30(a)(c)		250	249,380
Series 2018-1A, Class C, (3-mo. CME Term SOFR + 2.31%), 7.73%, 10/20/30(a)(c)		250	250,028
Nationstar Home Equity Loan Trust, Series 2007-B, Class M1, (1-mo. CME Term SOFR + 0.52%), 5.88%, 04/25/37(c)		3,320	3,068,898
Navient Private Education Loan Trust
Series 2014-AA, Class B, 3.50%, 08/15/44(a)		6,000	5,636,076
Series 2020-A, Class A2B, (1-mo. CME Term SOFR + 1.01%), 6.38%, 11/15/68(a)(c)		1,414	1,393,297
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2, 3.13%, 02/15/68(a)		137	131,940
Series 2020-FA, Class B, 2.69%, 07/15/69(a)		2,590	2,062,388
Series 2021-DA, Class B, 2.61%, 04/15/60(a)		1,700	1,560,875
Series 2021-DA, Class C, 3.48%, 04/15/60(a)		4,380	3,875,665
Series 2021-DA, Class D, 4.00%, 04/15/60(a)		1,400	1,271,056
Nelnet Student Loan Trust
Series 2021-A, Class B2, 2.85%, 04/20/62(a)		22,590	18,424,167
Series 2021-A, Class C, 3.75%, 04/20/62(a)		1,706	1,381,206
Series 2021-A, Class D, 4.93%, 04/20/62(a)		2,323	1,933,321
Series 2021-BA, Class B, 2.68%, 04/20/62(a)		13,069	10,709,148
Series 2021-BA, Class C, 3.57%, 04/20/62(a)		836	682,627
Series 2021-BA, Class D, 4.75%, 04/20/62(a)		1,499	1,249,585
Series 2021-CA, Class B, 2.53%, 04/20/62(a)		12,397	9,992,758
Series 2021-CA, Class C, 3.36%, 04/20/62(a)		650	524,849
Series 2021-CA, Class D, 4.44%, 04/20/62(a)		990	814,734
Series 2021-DA, Class B, 2.90%, 04/20/62(a)		6,556	5,466,995
Series 2021-DA, Class D, 4.38%, 04/20/62(a)		331	257,738
Series 2023-PL1A, Class A1A, (SOFR (30-day) + 2.25%), 7.57%, 11/25/53(a)(c)		5,455	5,438,527
Neuberger Berman CLO XIV Ltd., Series 2013-14A, Class AR2, (3-mo. CME Term SOFR + 1.29%), 6.68%, 01/28/30(a)(c)		832	832,057
Neuberger Berman CLO XV, Series 2013-15A, Class A1R2, (3-mo. CME Term SOFR + 1.18%), 6.58%, 10/15/29(a)(c)		711	710,364
Neuberger Berman CLO XVII Ltd.
Series 2014-17A, Class BR2, (3-mo. CME Term SOFR + 1.76%), 7.17%, 04/22/29(a)(c)		1,500	1,498,371
Series 2014-17A, Class CR2, (3-mo. CME Term SOFR + 2.26%), 7.67%, 04/22/29(a)(c)		1,900	1,897,988
Neuberger Berman CLO XVI-S Ltd., Series 2017-16SA, Class AR, (3-mo. CME Term SOFR + 1.30%), 6.70%, 04/15/34(a)(c)		2,690	2,689,718
Neuberger Berman CLO XX Ltd.
Series 2015-20A, Class ARR, (3-mo. CME Term SOFR + 1.42%), 6.82%, 07/15/34(a)(c)		1,000	998,009
Series 2015-20A, Class BRR, (3-mo. CME Term SOFR + 1.91%), 7.31%, 07/15/34(a)(c)		750	746,867
Neuberger Berman CLO XXII Ltd.
Series 2016-22A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.31%, 10/17/30(a)(c)		250	249,779
Series 2016-22A, Class CR, (3-mo. CME Term SOFR + 2.46%), 7.86%, 10/17/30(a)(c)		250	249,384
Neuberger Berman Loan Advisers CLO 25 Ltd., Series 2017-25A, Class BR, (3-mo. CME Term SOFR + 1.61%), 7.01%, 10/18/29(a)(c)		250	249,132

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Neuberger Berman Loan Advisers CLO 26 Ltd.
Series 2017-26A, Class AR, (3-mo. CME Term SOFR + 1.18%), 6.58%, 10/18/30(a)(c)	USD	6,493	$ 6,480,800
Series 2017-26A, Class BR, (3-mo. CME Term SOFR + 1.66%), 7.06%, 10/18/30(a)(c)		250	249,580
Neuberger Berman Loan Advisers CLO 29 Ltd.
Series 2018-29A, Class A1, (3-mo. CME Term SOFR + 1.39%), 6.79%, 10/19/31(a)(c)		500	499,786
Series 2018-29A, Class B1, (3-mo. CME Term SOFR + 1.96%), 7.36%, 10/19/31(a)(c)		250	249,829
Neuberger Berman Loan Advisers CLO 34 Ltd., Series 2019-34A, Class BR, (3-mo. CME Term SOFR + 1.75%), 7.17%, 01/20/35(a)(c)		500	496,018
Neuberger Berman Loan Advisers CLO 37 Ltd., Series 2020-37A, Class BR, (3-mo. CME Term SOFR + 1.71%), 7.13%, 07/20/31(a)(c)		1,000	998,318
Neuberger Berman Loan Advisers CLO 39 Ltd., Series 2020-39A, Class E, (3-mo. CME Term SOFR + 7.46%), 12.88%, 01/20/32(a)(c)		250	248,891
Neuberger Berman Loan Advisers CLO 42 Ltd., Series 2021-42A, Class A, (3-mo. CME Term SOFR + 1.36%), 6.76%, 07/16/35(a)(c)		3,940	3,940,155
New Century Home Equity Loan Trust, Series 2005-C, Class M2, (1-mo. CME Term SOFR + 0.79%), 6.15%, 12/25/35(c)		2,177	1,751,052
Newark BSL CLO 1 Ltd., Series 2016-1A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 6.75%, 12/21/29(a)(c)		198	197,945
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-S5, Class A1, (1-mo. CME Term SOFR + 0.51%), 5.87%, 10/25/36(a)(c)		65	74,546
OAK Hill European Credit Partners V Designated Activity Co., Series 2016-5A, Class BR, (3-mo. EURIBOR + 1.90%), 5.90%, 01/21/35(a)(c)	EUR	400	428,212
Oakwood Mortgage Investors, Inc.
Series 2001-D, Class A2, 5.26%, 01/15/19(c)	USD	489	215,016
Series 2001-D, Class A4, 6.93%, 09/15/31(c)		311	161,546
Series 2002-B, Class M1, 7.62%, 06/15/32(c)		4,427	4,300,451
Ocean Trails CLO X, Series 2020-10A, Class BR, (3-mo. CME Term SOFR + 2.06%), 7.46%, 10/15/34(a)(c)		250	247,758
OCP CLO Ltd.
Series 2013-4A, Class A2RR, (3-mo. CME Term SOFR + 1.71%), 7.11%, 04/24/29(a)(c)		2,500	2,493,466
Series 2013-4A, Class BRR, (3-mo. CME Term SOFR + 2.16%), 7.56%, 04/24/29(a)(c)		4,618	4,615,782
Series 2013-4A, Class CRR, (3-mo. CME Term SOFR + 3.26%), 8.66%, 04/24/29(a)(c)		3,000	2,974,130
Series 2014-5A, Class A1R, (3-mo. CME Term SOFR + 1.34%), 6.72%, 04/26/31(a)(c)		643	642,394
Series 2014-5A, Class A2R, (3-mo. CME Term SOFR + 1.66%), 7.04%, 04/26/31(a)(c)		1,070	1,058,266
Series 2014-7A, Class A1RR, (3-mo. CME Term SOFR + 1.38%), 6.80%, 07/20/29(a)(c)		283	283,212
Series 2014-7A, Class A2RR, (3-mo. CME Term SOFR + 1.91%), 7.33%, 07/20/29(a)(c)		1,250	1,250,758
Series 2017-14A, Class B, (3-mo. CME Term SOFR + 2.21%), 7.58%, 11/20/30(a)(c)		500	499,749
Series 2019-16A, Class AR, (3-mo. CME Term SOFR + 1.26%), 6.67%, 04/10/33(a)(c)		1,480	1,476,964
Series 2019-17A, Class A1R, (3-mo. CME Term SOFR + 1.30%), 6.72%, 07/20/32(a)(c)		1,000	995,437
Security		Par (000)	Value
Asset-Backed Securities (continued)
OCP CLO Ltd.
Series 2020-18A, Class AR, (3-mo. CME Term SOFR + 1.35%), 6.77%, 07/20/32(a)(c)	USD	2,080	$ 2,078,603
Series 2020-19A, Class BR, (3-mo. CME Term SOFR + 1.96%), 7.38%, 10/20/34(a)(c)		500	498,658
Series 2021-22A, Class A, (3-mo. CME Term SOFR + 1.44%), 6.86%, 12/02/34(a)(c)		2,010	2,016,904
OCP Euro CLO DAC
Series 2017-2X, Class B, (3-mo. EURIBOR + 1.35%), 5.32%, 01/15/32(c)(e)	EUR	1,130	1,226,741
Series 2019-3A, Class CR, (3-mo. EURIBOR + 2.30%), 6.29%, 04/20/33(a)(c)		250	265,563
Series 2019-3A, Class DR, (3-mo. EURIBOR + 3.30%), 7.29%, 04/20/33(a)(c)		250	264,580
Octagon 56 Ltd., Series 2021-1A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.31%, 10/15/34(a)(c)	USD	250	247,383
Octagon 57 Ltd., Series 2021-1A, Class A, (3-mo. CME Term SOFR + 1.41%), 6.81%, 10/15/34(a)(c)		500	498,765
Octagon 67 Ltd., Series 2023-1A, Class A1, (3-mo. CME Term SOFR + 1.80%), 7.18%, 04/25/36(a)(c)		750	750,755
Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A1A, (3-mo. CME Term SOFR + 1.22%), 6.62%, 04/16/31(a)(c)		6,883	6,880,301
Octagon Investment Partners 33 Ltd., Series 2017-1A, Class A1, (3-mo. CME Term SOFR + 1.45%), 6.87%, 01/20/31(a)(c)		449	449,776
Octagon Investment Partners 36 Ltd., Series 2018-1A, Class A1, (3-mo. CME Term SOFR + 1.23%), 6.63%, 04/15/31(a)(c)		1,185	1,184,211
Octagon Investment Partners 37 Ltd., Series 2018-2A, Class A2, (3-mo. CME Term SOFR + 1.84%), 7.22%, 07/25/30(a)(c)		750	747,393
Octagon Investment Partners 39 Ltd., Series 2018-3A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.33%, 10/20/30(a)(c)		350	349,377
Octagon Investment Partners 43 Ltd., Series 2019-1A, Class A2, (3-mo. CME Term SOFR + 1.91%), 7.29%, 10/25/32(a)(c)		250	250,101
Octagon Investment Partners 46 Ltd., Series 2020-2A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.31%, 07/15/36(a)(c)		3,290	3,255,221
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A2R, (3-mo. CME Term SOFR + 1.61%), 7.01%, 07/19/30(a)(c)		1,430	1,428,371
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A1R, (3-mo. CME Term SOFR + 1.28%), 6.68%, 07/17/30(a)(c)		3,550	3,546,737
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A1R2, (3-mo. CME Term SOFR + 1.26%), 6.64%, 01/25/31(a)(c)		7,659	7,660,783
Octagon Loan Funding Ltd., Series 2014-1A, Class BRR, (3-mo. CME Term SOFR + 1.96%), 7.33%, 11/18/31(a)(c)		250	249,376
OHA Credit Funding 2 Ltd., Series 2019-2A, Class AR, (3-mo. CME Term SOFR + 1.41%), 6.82%, 04/21/34(a)(c)		14,440	14,450,868
OHA Credit Funding 3 Ltd.
Series 2019-3A, Class AR, (3-mo. CME Term SOFR + 1.40%), 6.82%, 07/02/35(a)(c)		3,475	3,477,434

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
OHA Credit Funding 3 Ltd.
Series 2019-3A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.33%, 07/02/35(a)(c)	USD	2,989	$ 2,989,331
OHA Credit Funding 4 Ltd., Series 2019-4A, Class AR, (3-mo. CME Term SOFR + 1.41%), 6.82%, 10/22/36(a)(c)		1,000	1,001,395
OHA Credit Funding 6 Ltd., Series 2020-6A, Class AR, (3-mo. CME Term SOFR + 1.40%), 6.82%, 07/20/34(a)(c)		850	850,337
OHA Loan Funding Ltd.
Series 2013-2A, Class AR, (3-mo. CME Term SOFR + 1.30%), 6.68%, 05/23/31(a)(c)		6,147	6,147,275
Series 2016-1A, Class B1R, (3-mo. CME Term SOFR + 1.86%), 7.28%, 01/20/33(a)(c)		250	248,781
OneMain Financial Issuance Trust
Series 2019-2A, Class A, 3.14%, 10/14/36(a)		5,083	4,754,921
Series 2020-2A, Class C, 2.76%, 09/14/35(a)		2,620	2,334,825
Series 2021-1A, Class A2, (SOFR (30-day) + 0.76%), 6.10%, 06/16/36(a)(c)		1,958	1,918,632
Option One Mortgage Loan Trust
Series 2005-4, Class M3, (1-mo. CME Term SOFR + 0.85%), 6.21%, 11/25/35(c)		4,030	3,260,109
Series 2007-CP1, Class 2A3, (1-mo. CME Term SOFR + 0.32%), 5.68%, 03/25/37(c)		2,360	1,900,986
Series 2007-FXD1, Class 1A1, 5.87%, 01/25/37(b)		1,792	1,452,187
Series 2007-FXD1, Class 2A1, 5.87%, 01/25/37(b)		4,517	3,766,509
Series 2007-FXD2, Class 1A1, 5.82%, 03/25/37(b)		2,255	1,995,174
Origen Manufactured Housing Contract Trust
Series 2001-A, Class M1, 7.82%, 03/15/32(c)		900	874,883
Series 2007-B, Class A1, (1-mo. LIBOR US + 1.20%), 6.68%, 10/15/37(a)(c)		474	460,992
Ownit Mortgage Loan Trust Series, Series 2006-2, Class A2C, 6.50%, 01/25/37(b)		1,638	1,450,451
OZLM Funding IV Ltd.
Series 2013-4A, Class A1R, (3-mo. CME Term SOFR + 1.51%), 6.92%, 10/22/30(a)(c)		7,832	7,833,940
Series 2013-4A, Class A2R, (3-mo. CME Term SOFR + 1.96%), 7.37%, 10/22/30(a)(c)		2,120	2,116,883
OZLM VIII Ltd., Series 2014-8A, Class BR3, (3-mo. CME Term SOFR + 2.36%), 7.76%, 10/17/29(a)(c)		1,160	1,163,248
OZLM XVIII Ltd., Series 2018-18A, Class A, (3-mo. CME Term SOFR + 1.28%), 6.68%, 04/15/31(a)(c)		2,879	2,877,229
OZLM XX Ltd., Series 2018-20A, Class A2, (3-mo. CME Term SOFR + 1.91%), 7.33%, 04/20/31(a)(c)		850	840,493
OZLM XXI Ltd., Series 2017-21A, Class B, (3-mo. CME Term SOFR + 2.16%), 7.58%, 01/20/31(a)(c)		930	929,549
OZLM XXII Ltd., Series 2018-22A, Class A1, (3-mo. CME Term SOFR + 1.33%), 6.73%, 01/17/31(a)(c)		820	819,336
OZLM XXIV Ltd., Series 2019-24A, Class A2AR, (3-mo. CME Term SOFR + 1.96%), 7.38%, 07/20/32(a)(c)		750	745,074
Pagaya AI Technology in Housing Trust, Series 2023-1, Class F, 3.60%, 10/25/40(a)		3,423	2,270,159
Security		Par (000)	Value
Asset-Backed Securities (continued)
Palmer Square CLO Ltd.
Series 2013-2A, Class A1A3, (3-mo. CME Term SOFR + 1.26%), 6.66%, 10/17/31(a)(c)	USD	3,390	$ 3,387,804
Series 2014-1A, Class A1R2, (3-mo. CME Term SOFR + 1.39%), 6.79%, 01/17/31(a)(c)		2,951	2,953,743
Series 2015-1A, Class A2R4, (3-mo. CME Term SOFR + 1.96%), 7.33%, 05/21/34(a)(c)		1,250	1,244,752
Series 2015-2A, Class A2R2, (3-mo. CME Term SOFR + 1.81%), 7.23%, 07/20/30(a)(c)		2,500	2,499,777
Series 2015-2A, Class CR2, (3-mo. CME Term SOFR + 3.01%), 8.43%, 07/20/30(a)(c)		1,000	993,841
Series 2018-1A, Class A1, (3-mo. CME Term SOFR + 1.29%), 6.69%, 04/18/31(a)(c)		3,987	3,990,728
Series 2018-2A, Class A1A, (3-mo. CME Term SOFR + 1.36%), 6.76%, 07/16/31(a)(c)		4,463	4,466,244
Series 2018-2A, Class A1B, (3-mo. CME Term SOFR + 1.61%), 7.01%, 07/16/31(a)(c)		250	248,158
Series 2018-2A, Class A2, (3-mo. CME Term SOFR + 1.91%), 7.31%, 07/16/31(a)(c)		1,500	1,499,423
Series 2018-2A, Class D, (3-mo. CME Term SOFR + 5.86%), 11.26%, 07/16/31(a)(c)		250	244,917
Series 2020-3A, Class A1R2, (3-mo. CME Term SOFR + 1.65%), 7.03%, 11/15/36(a)(c)(f)		1,270	1,270,127
Series 2021-1A, Class A2, (3-mo. CME Term SOFR + 1.66%), 7.08%, 04/20/34(a)(c)		250	247,858
Series 2021-3A, Class A1, (3-mo. CME Term SOFR + 1.41%), 6.81%, 01/15/35(a)(c)		360	360,272
Series 2022-5A, Class A, (3-mo. CME Term SOFR + 2.00%), 7.42%, 10/20/35(a)(c)		500	504,472
Palmer Square Loan Funding Ltd.
Series 2020-4A, Class A2, (3-mo. CME Term SOFR + 1.86%), 7.24%, 11/25/28(a)(c)		2,640	2,634,486
Series 2020-4A, Class C, (3-mo. CME Term SOFR + 3.86%), 9.24%, 11/25/28(a)(c)		500	499,399
Series 2021-1A, Class D, (3-mo. CME Term SOFR + 6.26%), 11.68%, 04/20/29(a)(c)		500	500,872
Series 2021-2A, Class A2, (3-mo. CME Term SOFR + 1.51%), 6.88%, 05/20/29(a)(c)		1,430	1,420,894
Series 2021-2A, Class D, (3-mo. CME Term SOFR + 5.26%), 10.63%, 05/20/29(a)(c)		500	485,533
Series 2021-4A, Class C, (3-mo. CME Term SOFR + 2.86%), 8.26%, 10/15/29(a)(c)		250	250,289
Series 2021-4A, Class D, (3-mo. CME Term SOFR + 5.26%), 10.66%, 10/15/29(a)(c)		1,480	1,428,550
Series 2022-2A, Class A2, (3-mo. CME Term SOFR + 1.90%), 7.29%, 10/15/30(a)(c)		1,810	1,805,159
Series 2022-2A, Class B, (3-mo. CME Term SOFR + 2.20%), 7.59%, 10/15/30(a)(c)		390	388,547
Series 2022-2A, Class C, (3-mo. CME Term SOFR + 3.10%), 8.49%, 10/15/30(a)(c)		250	247,912
Park Avenue Institutional Advisers CLO Ltd.
Series 2019-1A, Class A1, (3-mo. CME Term SOFR + 1.74%), 7.12%, 05/15/32(a)(c)		500	501,574
Series 2019-1A, Class A2A, (3-mo. CME Term SOFR + 2.26%), 7.64%, 05/15/32(a)(c)		500	492,274
Series 2021-2A, Class D, (3-mo. CME Term SOFR + 3.66%), 9.06%, 07/15/34(a)(c)		250	245,571
Penta CLO, Series 2022-11A, Class B, (3-mo. EURIBOR + 2.45%), 6.45%, 11/15/34(a)(c)	EUR	2,720	2,989,688

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Pikes Peak CLO 1, Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.44%), 6.84%, 07/24/31(a)(c)	USD	975	$ 975,439
Pikes Peak CLO 8, Series 2021-8A, Class A, (3-mo. CME Term SOFR + 1.43%), 6.85%, 07/20/34(a)(c)		7,000	6,985,836
Post CLO Ltd.
Series 2018-1A, Class D, (3-mo. CME Term SOFR + 3.21%), 8.61%, 04/16/31(a)(c)		500	489,923
Series 2023-1A, Class A, (3-mo. CME Term SOFR + 1.95%), 7.37%, 04/20/36(a)(c)		500	502,492
PPM CLO 2 Ltd.
Series 2019-2A, Class BR, (3-mo. CME Term SOFR + 2.01%), 7.41%, 04/16/32(a)(c)		500	496,370
Series 2019-2A, Class DR, (3-mo. CME Term SOFR + 3.66%), 9.06%, 04/16/32(a)(c)		250	242,767
PRET LLC
Series 2021-RN4, Class A1, 2.49%, 10/25/51(a)(c)		5,354	5,252,559
Series 2023-RN2, Class A1, 8.11%, 11/25/53(a)(b)		7,981	8,101,945
Prima Capital CRE Securitization Ltd.
Series 2015-4A, Class C, 4.00%, 08/24/49(a)		1,088	1,035,747
Series 2016-6A, Class C, 4.00%, 08/24/40(a)		7,170	6,453,630
Prodigy Finance DAC
Series 2021-1A, Class A, (1-mo. CME Term SOFR + 1.36%), 6.72%, 07/25/51(a)(c)		2,215	2,196,124
Series 2021-1A, Class B, (1-mo. CME Term SOFR + 2.61%), 7.97%, 07/25/51(a)(c)		434	431,958
Series 2021-1A, Class C, (1-mo. CME Term SOFR + 3.86%), 9.22%, 07/25/51(a)(c)		252	251,598
Series 2021-1A, Class D, (1-mo. CME Term SOFR + 6.01%), 11.37%, 07/25/51(a)(c)		335	333,234
Progress Residential Trust
Series 2020-SFR2, Class B, 2.58%, 06/17/37(a)		550	524,093
Series 2020-SFR2, Class D, 3.87%, 06/17/37(a)		1,886	1,821,984
Series 2020-SFR3, Class E, 2.30%, 10/17/27(a)		2,870	2,654,188
Series 2020-SFR3, Class F, 2.80%, 10/17/27(a)		5,410	5,019,031
Series 2021-SFR1, Class F, 2.76%, 04/17/38(a)		2,900	2,587,429
Series 2021-SFR10, Class E2, 3.67%, 12/17/40(a)		2,113	1,827,907
Series 2021-SFR10, Class F, 4.61%, 12/17/40(a)		8,533	7,388,125
Series 2021-SFR2, Class F, 3.40%, 04/19/38(a)		5,967	5,342,175
Series 2021-SFR3, Class F, 3.44%, 05/17/26(a)		6,640	5,944,946
Series 2021-SFR4, Class F, 3.41%, 05/17/38(a)		8,330	7,434,941
Series 2021-SFR9, Class F, 4.05%, 11/17/40(a)		1,342	1,112,713
Series 2022-SFR1, Class F, 4.88%, 02/17/41(a)		2,617	2,232,465
Series 2022-SFR1, Class G, 5.52%, 02/17/41(a)		2,617	2,173,592
Series 2022-SFR5, Class E1, 6.62%, 06/17/39(a)		1,766	1,741,238
Security		Par (000)	Value
Asset-Backed Securities (continued)
Race Point IX CLO Ltd., Series 2015-9A, Class A1A2, (3-mo. CME Term SOFR + 1.20%), 6.60%, 10/15/30(a)(c)	USD	4,211	$ 4,213,030
Race Point X CLO Ltd., Series 2016-10A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 6.74%, 07/25/31(a)(c)		4,891	4,887,107
Rad CLO 15 Ltd.
Series 2021-15A, Class A, (3-mo. CME Term SOFR + 1.35%), 6.77%, 01/20/34(a)(c)		2,300	2,289,262
Series 2021-15A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.33%, 01/20/34(a)(c)		430	428,504
Rad CLO 16 Ltd., Series 2022-16A, Class A1, (3-mo. CME Term SOFR + 2.25%), 7.64%, 10/15/34(a)(c)		325	328,602
Rad CLO 2 Ltd., Series 2018-2A, Class AR, (3-mo. CME Term SOFR + 1.34%), 6.74%, 10/15/31(a)(c)		3,255	3,257,992
Rad CLO 3 Ltd.
Series 2019-3A, Class BR, (3-mo. CME Term SOFR + 1.81%), 7.21%, 04/15/32(a)(c)		250	248,136
Series 2019-3A, Class CR, (3-mo. CME Term SOFR + 2.11%), 7.51%, 04/15/32(a)(c)		475	471,109
Rad CLO 4 Ltd., Series 2019-4A, Class C, (3-mo. CME Term SOFR + 3.06%), 8.44%, 04/25/32(a)(c)		675	675,009
Rad CLO 5 Ltd., Series 2019-5A, Class AR, (3-mo. CME Term SOFR + 1.38%), 6.78%, 07/24/32(a)(c)		3,770	3,770,351
Rad CLO 7 Ltd., Series 2020-7A, Class A1, (3-mo. CME Term SOFR + 1.46%), 6.86%, 04/17/33(a)(c)		500	499,264
Rad CLO 9 Ltd., Series 2020-9A, Class B1, (3-mo. CME Term SOFR + 2.16%), 7.56%, 01/15/34(a)(c)		250	250,253
RAMP Series Trust, Series 2004-RS7, Class A2A, (1-mo. LIBOR US + 0.62%), 5.07%, 07/25/34(c)		1,140	884,434
Recette CLO Ltd., Series 2015-1A, Class BRR, (3-mo. CME Term SOFR + 1.66%), 7.08%, 04/20/34(a)(c)		500	493,569
Redwood Funding Trust, Series 2023-1, Class A, 7.50%, 07/25/59(a)(b)		545	534,938
Regatta IX Funding Ltd., Series 2017-1A, Class C, (3-mo. CME Term SOFR + 2.71%), 8.11%, 04/17/30(a)(c)		250	251,495
Regatta VI Funding Ltd., Series 2016-1A, Class AR2, (3-mo. CME Term SOFR + 1.42%), 6.84%, 04/20/34(a)(c)		4,700	4,694,851
Regatta VII Funding Ltd.
Series 2016-1A, Class A1R2, (3-mo. CME Term SOFR + 1.41%), 6.78%, 06/20/34(a)(c)		1,600	1,601,156
Series 2016-1A, Class BR2, (3-mo. CME Term SOFR + 1.86%), 7.23%, 06/20/34(a)(c)		500	497,839
Regatta VIII Funding Ltd., Series 2017-1A, Class B, (3-mo. CME Term SOFR + 1.96%), 7.36%, 10/17/30(a)(c)		750	750,992
Regatta X Funding Ltd., Series 2017-3A, Class B, (3-mo. CME Term SOFR + 1.71%), 7.11%, 01/17/31(a)(c)		250	249,928
Regatta XIII Funding Ltd., Series 2018-2A, Class C, (3-mo. CME Term SOFR + 3.36%), 8.76%, 07/15/31(a)(c)		375	371,763

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Regatta XVI Funding Ltd., Series 2019-2A, Class B, (3-mo. CME Term SOFR + 2.31%), 7.71%, 01/15/33(a)(c)	USD	250	$ 250,206
Regatta XVIII Funding Ltd., Series 2021-1A, Class B, (3-mo. CME Term SOFR + 1.71%), 7.11%, 01/15/34(a)(c)		750	745,669
Regatta XXIV Funding Ltd., Series 2021-5A, Class D, (3-mo. CME Term SOFR + 3.36%), 8.78%, 01/20/35(a)(c)		250	248,765
Regional Management Issuance Trust
Series 2021-2, Class A, 1.90%, 08/15/33(a)		1,053	931,527
Series 2021-3, Class A, 3.88%, 10/17/33(a)(f)		21,460	18,966,348
Series 2022-1, Class A, 3.07%, 03/15/32(a)		417	397,525
Series 2022-1, Class B, 3.71%, 03/15/32(a)		810	746,998
Series 2022-1, Class C, 4.46%, 03/15/32(a)		534	482,013
Series 2022-1, Class D, 6.72%, 03/15/32(a)		1,695	1,518,606
Riserva CLO Ltd., Series 2016-3A, Class ARR, (3-mo. CME Term SOFR + 1.32%), 6.72%, 01/18/34(a)(c)		5,690	5,675,775
Rockford Tower CLO Ltd.
Series 2017-1A, Class AR2, (3-mo. CME Term SOFR + 1.36%), 6.78%, 04/20/34(a)(c)		4,827	4,796,607
Series 2017-2A, Class BR, (3-mo. CME Term SOFR + 1.76%), 7.16%, 10/15/29(a)(c)		8,271	8,269,463
Series 2017-2A, Class CR, (3-mo. CME Term SOFR + 2.16%), 7.56%, 10/15/29(a)(c)		2,750	2,748,675
Series 2017-2A, Class DR, (3-mo. CME Term SOFR + 3.11%), 8.51%, 10/15/29(a)(c)		4,766	4,694,958
Series 2017-3A, Class A, (3-mo. CME Term SOFR + 1.45%), 6.87%, 10/20/30(a)(c)		13,381	13,375,423
Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.36%), 6.73%, 05/20/31(a)(c)		1,830	1,828,630
Series 2018-1A, Class B, (3-mo. CME Term SOFR + 1.98%), 7.35%, 05/20/31(a)(c)		1,500	1,499,690
Series 2018-2A, Class A, (3-mo. CME Term SOFR + 1.42%), 6.84%, 10/20/31(a)(c)		1,000	999,962
Series 2019-2A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.28%, 08/20/32(a)(c)		1,250	1,239,730
Series 2020-1A, Class B, (3-mo. CME Term SOFR + 2.06%), 7.48%, 01/20/32(a)(c)		680	678,995
Rockford Tower Europe CLO DAC
Series 2018-1X, Class B, (3-mo. EURIBOR + 1.85%), 5.79%, 12/20/31(c)(e)	EUR	2,448	2,660,894
Series 2018-1X, Class C, (3-mo. EURIBOR + 2.47%), 6.41%, 12/20/31(c)(e)		1,305	1,405,371
Romark CLO Ltd., Series 2017-1A, Class B, (3-mo. CME Term SOFR + 2.41%), 7.82%, 10/23/30(a)(c)	USD	750	746,556
Romark WM-R Ltd., Series 2018-1A, Class A1, (3-mo. CME Term SOFR + 1.29%), 6.71%, 04/20/31(a)(c)		4,985	4,975,962
RR 1 LLC, Series 2017-1A, Class A1AB, (3-mo. CME Term SOFR + 1.41%), 6.81%, 07/15/35(a)(c)		9,490	9,476,058
RR 3 Ltd., Series 2018-3A, Class A1R2, (3-mo. CME Term SOFR + 1.35%), 6.75%, 01/15/30(a)(c)		3,319	3,322,005
RR 4 Ltd., Series 2018-4A, Class A2, (3-mo. CME Term SOFR + 1.81%), 7.21%, 04/15/30(a)(c)		1,400	1,396,953
RR 5 Ltd., Series 2018-5A, Class A2, (3-mo. CME Term SOFR + 1.91%), 7.31%, 10/15/31(a)(c)		1,000	999,616
Security		Par (000)	Value
Asset-Backed Securities (continued)
RRE 5 Loan Management DAC, Series 5A, Class A2R, (3-mo. EURIBOR + 1.75%), 5.72%, 01/15/37(a)(c)	EUR	1,160	$ 1,245,382
Securitized Asset Backed Receivables LLC Trust, Series 2006-OP1, Class M6, (1-mo. CME Term SOFR + 1.12%), 6.48%, 10/25/35(c)	USD	340	252,156
Securitized Asset-Backed Receivables LLC Trust
Series 2007-BR1, Class A2A, (1-mo. CME Term SOFR + 0.33%), 5.69%, 02/25/37(c)		353	147,504
Series 2007-BR1, Class A2B, (1-mo. CME Term SOFR + 0.65%), 6.01%, 02/25/37(c)		3,763	1,572,737
Service Experts Issuer LLC, Series 2021-1A, Class A, 2.67%, 02/02/32(a)		4,491	4,172,574
SESAC Finance LLC, Series 2022-1, Class A2, 5.50%, 07/25/52(a)		2,559	2,498,078
SG Mortgage Securities Trust, Series 2006-FRE2, Class A2C, (1-mo. CME Term SOFR + 0.43%), 5.79%, 07/25/36(c)		877	184,829
Shackleton CLO Ltd., Series 2019-14A, Class BR, (3-mo. CME Term SOFR + 2.06%), 7.48%, 07/20/34(a)(c)		250	248,503
Signal Peak CLO 1 Ltd.
Series 2014-1A, Class AR3, (3-mo. CME Term SOFR + 1.42%), 6.82%, 04/17/34(a)(c)		11,570	11,478,828
Series 2014-1A, Class BR3, (3-mo. CME Term SOFR + 2.06%), 7.46%, 04/17/34(a)(c)		3,010	2,994,963
Signal Peak CLO 2 LLC
Series 2015-1A, Class BR2, (3-mo. CME Term SOFR + 1.76%), 7.18%, 04/20/29(a)(c)		7,152	7,115,893
Series 2015-1A, Class CR2, (3-mo. CME Term SOFR + 2.16%), 7.58%, 04/20/29(a)(c)		2,000	1,999,031
Signal Peak CLO 5 Ltd., Series 2018-5A, Class A, (3-mo. CME Term SOFR + 1.37%), 6.75%, 04/25/31(a)(c)		3,319	3,319,159
Signal Peak CLO 8 Ltd.
Series 2020-8A, Class A, (3-mo. CME Term SOFR + 1.53%), 6.95%, 04/20/33(a)(c)		3,010	3,004,612
Series 2020-8A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.33%, 04/20/33(a)(c)		1,000	989,841
Silver Creek CLO Ltd.
Series 2014-1A, Class AR, (3-mo. CME Term SOFR + 1.50%), 6.92%, 07/20/30(a)(c)		2,344	2,343,910
Series 2014-1A, Class CR, (3-mo. CME Term SOFR + 2.56%), 7.98%, 07/20/30(a)(c)		500	501,056
Sixth Street CLO XIX Ltd., Series 2021-19A, Class A, (3-mo. CME Term SOFR + 1.36%), 6.78%, 07/20/34(a)(c)		16,995	16,923,279
Sixth Street CLO XVII Ltd., Series 2021-17A, Class E, (3-mo. CME Term SOFR + 6.46%), 11.88%, 01/20/34(a)(c)		625	602,934
Sixth Street CLO XX Ltd., Series 2021-20A, Class A1, (3-mo. CME Term SOFR + 1.42%), 6.84%, 10/20/34(a)(c)		250	249,642
SLM Private Credit Student Loan Trust, Series 2004-A, Class A3, (3-mo. CME Term SOFR + 0.66%), 6.05%, 06/15/33(c)		577	569,020
SLM Private Education Loan Trust, Series 2010-C, Class A5, (1-mo. CME Term SOFR + 4.86%), 10.23%, 10/15/41(a)(c)		12,491	13,136,706
SMB Private Education Loan Trust
Series 2015-B, Class B, 3.50%, 12/17/40(a)		2,115	2,046,942

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
SMB Private Education Loan Trust
Series 2020-PTA, Class A2A, 1.60%, 09/15/54(a)	USD	10,372	$ 9,329,816
Series 2020-PTA, Class B, 2.50%, 09/15/54(a)		6,740	5,459,690
Series 2021-A, Class C, 2.99%, 01/15/53(a)		7,535	6,404,424
Series 2021-C, Class B, 2.30%, 01/15/53(a)		880	808,831
Series 2021-C, Class C, 3.00%, 01/15/53(a)		551	472,758
Sound Point CLO II Ltd., Series 2013-1A, Class A1R, (3-mo. CME Term SOFR + 1.33%), 6.71%, 01/26/31(a)(c)		720	719,571
Sound Point CLO XII Ltd., Series 2016-2A, Class CR2, (3-mo. CME Term SOFR + 2.31%), 7.73%, 10/20/28(a)(c)		4,500	4,497,833
Sound Point CLO XV Ltd.
Series 2017-1A, Class ARR, (3-mo. CME Term SOFR + 1.16%), 6.57%, 01/23/29(a)(c)		218	218,248
Series 2017-1A, Class BR, (3-mo. CME Term SOFR + 1.76%), 7.17%, 01/23/29(a)(c)		350	350,003
Sound Point CLO XXII Ltd., Series 2019-1A, Class AR, (3-mo. CME Term SOFR + 1.34%), 6.76%, 01/20/32(a)(c)		600	598,813
Sound Point CLO XXVIII Ltd., Series 2020-3A, Class A1, (3-mo. CME Term SOFR + 1.54%), 6.92%, 01/25/32(a)(c)		2,065	2,066,388
Soundview Home Loan Trust, Series 2004-WMC1, Class M2, (1-mo. CME Term SOFR + 0.91%), 6.27%, 01/25/35(c)		35	29,720
SPLT
Series 23-1, Class A, 6.00%, 11/12/30(a)(f)		17,360	17,425,100
Series 23-1, Class R1, 0.00%, 10/15/30(a)(f)		178	11,509,742
St. Paul’s CLO XII DAC, Series 12X, Class B1, (3-mo. EURIBOR + 1.60%), 5.57%, 04/15/33(c)(e)	EUR	1,420	1,516,799
STAR Trust, Series 2021-SFR1, Class F, (1-mo. CME Term SOFR + 2.51%), 7.88%, 04/17/38(a)(c)	USD	1,030	984,683
Steele Creek CLO Ltd., Series 2017-1A, Class A, (3-mo. CME Term SOFR + 1.51%), 6.91%, 10/15/30(a)(c)		3,547	3,547,900
Stewart Park CLO Ltd., Series 2015-1A, Class CR, (3-mo. CME Term SOFR + 2.06%), 7.46%, 01/15/30(a)(c)		1,630	1,618,061
Stratus CLO Ltd.
Series 2021-1A, Class E, (3-mo. CME Term SOFR + 5.26%), 10.68%, 12/29/29(a)(c)		1,000	963,224
Series 2021-1A, Class SUB, 0.00%, 12/29/29(a)(c)(d)		1,000	642,660
Series 2021-2A, Class E, (3-mo. CME Term SOFR + 6.01%), 11.43%, 12/28/29(a)(c)		250	248,919
Series 2021-3A, Class C, (3-mo. CME Term SOFR + 2.31%), 7.73%, 12/29/29(a)(c)		250	250,117
Series 2021-3A, Class E, (3-mo. CME Term SOFR + 6.01%), 11.43%, 12/29/29(a)(c)		250	247,527
Structured Asset Securities Corp. Assistance Loan Trust, Series 2003-AL2, Class A, 3.36%, 01/25/31(a)		75	70,585
Sutton Park CLO DAC, Series 1X, Class BE, (3-mo. EURIBOR + 2.35%), 6.35%, 11/15/31(c)(e)	EUR	940	1,005,860
Symphony CLO 38 Ltd., Series 2023-38A, Class C1, (3-mo. CME Term SOFR + 2.90%), 8.30%, 04/24/36(a)(c)	USD	250	250,839
Security		Par (000)	Value
Asset-Backed Securities (continued)
Symphony CLO XVI Ltd., Series 2015-16A, Class AR, (3-mo. CME Term SOFR + 1.41%), 6.81%, 10/15/31(a)(c)	USD	450	$ 449,593
Symphony CLO XVII Ltd., Series 2016-17A, Class AR, (3-mo. CME Term SOFR + 1.14%), 6.54%, 04/15/28(a)(c)		232	231,502
Symphony CLO XXII Ltd., Series 2020-22A, Class B, (3-mo. CME Term SOFR + 1.96%), 7.36%, 04/18/33(a)(c)		250	248,408
Symphony CLO XXIII Ltd.
Series 2020-23A, Class BR, (3-mo. CME Term SOFR + 1.86%), 7.26%, 01/15/34(a)(c)		500	498,762
Series 2020-23A, Class CR, (3-mo. CME Term SOFR + 2.26%), 7.66%, 01/15/34(a)(c)		500	498,949
Series 2020-23A, Class ER, (3-mo. CME Term SOFR + 6.41%), 11.81%, 01/15/34(a)(c)		250	247,952
Symphony CLO XXIV Ltd., Series 2020-24A, Class A, (3-mo. CME Term SOFR + 1.46%), 6.87%, 01/23/32(a)(c)		250	250,037
Symphony CLO XXVI Ltd., Series 2021-26A, Class AR, (3-mo. CME Term SOFR + 1.34%), 6.76%, 04/20/33(a)(c)		2,377	2,371,927
TCI-Flatiron CLO Ltd., Series 2017-1A, Class AR, (3-mo. CME Term SOFR + 1.22%), 6.59%, 11/18/30(a)(c)		2,894	2,888,699
TCW CLO AMR Ltd., Series 2019-1A, Class ASNR, (3-mo. CME Term SOFR + 1.48%), 6.87%, 08/16/34(a)(c)		250	248,613
TIAA CLO III Ltd., Series 2017-2A, Class A, (3-mo. CME Term SOFR + 1.41%), 6.81%, 01/16/31(a)(c)		1,245	1,245,073
TICP CLO IX Ltd.
Series 2017-9A, Class A, (3-mo. CME Term SOFR + 1.40%), 6.82%, 01/20/31(a)(c)		2,292	2,294,788
Series 2017-9A, Class B, (3-mo. CME Term SOFR + 1.86%), 7.28%, 01/20/31(a)(c)		450	449,155
Series 2017-9A, Class D, (3-mo. CME Term SOFR + 3.16%), 8.58%, 01/20/31(a)(c)		500	499,946
TICP CLO VI Ltd., Series 2016-6A, Class AR2, (3-mo. CME Term SOFR + 1.38%), 6.78%, 01/15/34(a)(c)		4,870	4,861,555
TICP CLO XI Ltd.
Series 2018-11A, Class A, (3-mo. CME Term SOFR + 1.44%), 6.86%, 10/20/31(a)(c)		750	750,988
Series 2018-11A, Class B, (3-mo. CME Term SOFR + 1.99%), 7.41%, 10/20/31(a)(c)		250	250,600
Series 2018-11A, Class D, (3-mo. CME Term SOFR + 3.31%), 8.73%, 10/20/31(a)(c)		250	249,598
TICP CLO XII Ltd., Series 2018-12A, Class AR, (3-mo. CME Term SOFR + 1.43%), 6.83%, 07/15/34(a)(c)		500	499,787
Trestles CLO III Ltd., Series 2020-3A, Class C, (3-mo. CME Term SOFR + 2.51%), 7.93%, 01/20/33(a)(c)		750	743,546
Trestles CLO IV Ltd., Series 2021-4A, Class A, (3-mo. CME Term SOFR + 1.43%), 6.84%, 07/21/34(a)(c)		6,950	6,935,937
Trestles CLO Ltd.
Series 2017-1A, Class A1R, (3-mo. CME Term SOFR + 1.25%), 6.63%, 04/25/32(a)(c)		250	249,249
Series 2017-1A, Class CR, (3-mo. CME Term SOFR + 3.16%), 8.54%, 04/25/32(a)(c)		250	243,527

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Trestles CLO V Ltd., Series 2021-5A, Class A1, (3-mo. CME Term SOFR + 1.43%), 6.85%, 10/20/34(a)(c)	USD	1,000	$ 996,973
Tricon American Homes Trust
Series 2018-SFR1, Class E, 4.56%, 05/17/37(a)		890	865,675
Series 2018-SFR1, Class F, 4.96%, 05/17/37(a)		610	595,007
Series 2020-SFR1, Class D, 2.55%, 07/17/38(a)		6,675	6,135,234
Tricon Residential Trust
Series 2021-SFR1, Class F, 3.69%, 07/17/38(a)		4,805	4,307,068
Series 2021-SFR1, Class G, 4.13%, 07/17/38(a)		3,324	2,967,024
Trimaran Cavu Ltd.
Series 2019-1A, Class A2, (3-mo. CME Term SOFR + 2.16%), 7.58%, 07/20/32(a)(c)		250	248,964
Series 2019-1A, Class B, (3-mo. CME Term SOFR + 2.46%), 7.88%, 07/20/32(a)(c)		750	752,113
Series 2019-1A, Class C1, (3-mo. CME Term SOFR + 3.41%), 8.83%, 07/20/32(a)(c)		500	500,008
Series 2019-2A, Class C, (3-mo. CME Term SOFR + 4.98%), 10.38%, 11/26/32(a)(c)		500	498,434
Series 2021-2A, Class D1, (3-mo. CME Term SOFR + 3.51%), 8.89%, 10/25/34(a)(c)		250	245,409
Trinitas CLO IV Ltd., Series 2016-4A, Class A2L2, (3-mo. CME Term SOFR + 1.66%), 7.06%, 10/18/31(a)(c)		970	966,942
Trinitas CLO XIV Ltd., Series 2020-14A, Class B, (3-mo. CME Term SOFR + 2.26%), 7.64%, 01/25/34(a)(c)		3,460	3,433,799
Venture CLO Ltd., Series 2018-32A, Class A2A, (3-mo. CME Term SOFR + 1.33%), 6.73%, 07/18/31(a)(c)		1,470	1,467,763
Venture XVIII CLO Ltd., Series 2014-18A, Class AR, (3-mo. CME Term SOFR + 1.48%), 6.88%, 10/15/29(a)(c)		3,570	3,570,067
VERDE CLO Ltd., Series 2019-1A, Class AR, (3-mo. CME Term SOFR + 1.36%), 6.76%, 04/15/32(a)(c)		250	249,692
VOLT CVI LLC, Series 2021-NP12, Class A1, 2.73%, 12/26/51(a)(b)		4,862	4,631,758
Voya CLO Ltd.
Series 2014-4A, Class A1RA, (3-mo. CME Term SOFR + 1.36%), 6.76%, 07/14/31(a)(c)		236	236,166
Series 2015-3A, Class A1R, (3-mo. CME Term SOFR + 1.45%), 6.87%, 10/20/31(a)(c)		250	249,953
Series 2017-1A, Class A1R, (3-mo. CME Term SOFR + 1.21%), 6.61%, 04/17/30(a)(c)		343	343,135
Series 2017-3A, Class A1R, (3-mo. CME Term SOFR + 1.30%), 6.72%, 04/20/34(a)(c)		2,178	2,173,028
Series 2017-4A, Class A1, (3-mo. CME Term SOFR + 1.39%), 6.79%, 10/15/30(a)(c)		5,592	5,588,105
Series 2017-4A, Class B, (3-mo. CME Term SOFR + 1.71%), 7.11%, 10/15/30(a)(c)		250	249,481
Series 2018-1A, Class A2, (3-mo. CME Term SOFR + 1.56%), 6.96%, 04/19/31(a)(c)		250	247,266
Series 2019-1A, Class AR, (3-mo. CME Term SOFR + 1.32%), 6.72%, 04/15/31(a)(c)		8,658	8,667,984
Security		Par (000)	Value
Asset-Backed Securities (continued)
Voya Euro CLO II DAC, Series 2A, Class CR, (3-mo. EURIBOR + 2.15%), 6.12%, 07/15/35(a)(c)	EUR	750	$ 791,997
Voya Euro CLO V DAC, Series 5A, Class B1, (3-mo. EURIBOR + 1.75%), 5.72%, 04/15/35(a)(c)		1,970	2,103,268
Washington Mutual Asset-Backed Certificates Trust
Series 2006-HE4, Class 2A2, (1-mo. CME Term SOFR + 0.47%), 5.83%, 09/25/36(c)	USD	4,028	1,101,408
Series 2006-HE5, Class 1A, (1-mo. CME Term SOFR + 0.42%), 4.49%, 10/25/36(c)		1,240	920,375
Series 2007-HE3, Class 2A3, (1-mo. CME Term SOFR + 0.35%), 5.71%, 05/25/37(c)		919	786,792
Wellfleet CLO Ltd., Series 2017-3A, Class B, (3-mo. CME Term SOFR + 2.21%), 7.61%, 01/17/31(a)(c)		750	737,755
Whitebox CLO I Ltd.
Series 2019-1A, Class ANAR, (3-mo. CME Term SOFR + 1.39%), 6.79%, 07/24/32(a)(c)		350	349,333
Series 2019-1A, Class CR, (3-mo. CME Term SOFR + 3.31%), 8.71%, 07/24/32(a)(c)		4,120	4,058,257
Series 2019-1A, Class DR, (3-mo. CME Term SOFR + 6.66%), 12.06%, 07/24/32(a)(c)		3,300	3,181,795
Whitebox CLO II Ltd.
Series 2020-2A, Class BR, (3-mo. CME Term SOFR + 2.01%), 7.41%, 10/24/34(a)(c)		1,470	1,468,106
Series 2020-2A, Class DR, (3-mo. CME Term SOFR + 3.61%), 9.01%, 10/24/34(a)(c)		1,470	1,423,400
Whitebox CLO III Ltd.
Series 2021-3A, Class D, (3-mo. CME Term SOFR + 3.61%), 9.01%, 10/15/34(a)(c)		1,250	1,227,073
Series 2021-3A, Class E, (3-mo. CME Term SOFR + 7.11%), 12.51%, 10/15/34(a)(c)		1,000	984,929
Yale Mortgage Loan Trust, Series 2007-1, Class A, (1-mo. CME Term SOFR + 0.51%), 5.87%, 06/25/37(a)(c)		2,065	658,260
Total Asset-Backed Securities — 9.1% (Cost: $1,841,109,067)			1,762,530,885
	Shares
Common Stocks
Aerospace & Defense — 0.0%
Astra Space, Inc.	24,283	55,364
Space Exploration Technologies Corp. (Acquired 08/21/23, cost $2,075,706)(f)(g)	25,626	2,075,706
Space Exploration Technologies Corp. (Acquired 08/21/23, cost $2,227,824)(f)(g)	27,504	2,227,824
		4,358,894
Banks — 0.0%
Citigroup, Inc.	34,881	1,794,279
Comerica, Inc.	6,826	380,959
Customers Bancorp, Inc.(h)	2,714	156,381
First Citizens BancShares, Inc., Class A	647	918,073
Texas Capital Bancshares, Inc.(h)	9,169	592,592
		3,842,284
Capital Markets — 0.0%
Crown PropTech Acquisitions(f)	147,660	47,251

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
Crown PropTech Acquisitions, Class A(h)	85,597	$ 911,608
Crown PropTech Founders Unvested(f)	32,099	1
		958,860
Chemicals — 0.0%
Element Solutions, Inc.	78,915	1,826,093
Energy Equipment & Services — 0.0%
Transocean Ltd.(h)	530,387	3,367,957
Entertainment — 0.0%
Lions Gate Entertainment Corp., Class A(h)	114,665	1,249,848
Playstudios, Inc.	457,322	1,239,343
		2,489,191
Financial Services — 0.0%
Mr. Cooper Group, Inc.(h)	25,463	1,658,151
Health Care Providers & Services — 0.0%
HCA Healthcare, Inc.	3,875	1,048,885
Hotel & Resort REITs — 0.1%
DiamondRock Hospitality Co.	110,305	1,035,764
Park Hotels & Resorts, Inc.	59,111	904,398
Service Properties Trust	196,054	1,674,301
Sonder Holdings, Inc., Class A	19,017	64,467
Sunstone Hotel Investors, Inc.	66,393	712,397
Xenia Hotels & Resorts, Inc.	40,670	553,925
		4,945,252
Hotels, Restaurants & Leisure — 0.0%
Boyd Gaming Corp.	11,503	720,203
Caesars Entertainment, Inc.(h)	14,400	675,072
Golden Entertainment, Inc.	20,575	821,560
		2,216,835
Household Durables — 0.0%
Lessen Holdings, Inc., Series C(f)	143,367	932,677
Interactive Media & Services — 0.0%
Genius Sports Ltd.(h)	712,487	4,403,170
IT Services — 0.0%
CXApp, Inc. (Acquired 05/25/23, cost $174)(g)	89,820	115,868
Machinery — 0.0%
Rotor Acquisition Corp.	11,463	8,268
Sarcos Technology & Robotics Corp.	464,024	334,700
		342,968
Metals & Mining — 0.0%
Northern Graphite Corp.(h)	99,612	15,035
Oil, Gas & Consumable Fuels — 0.1%
California Resources Corp.(i)	36,836	2,014,192
Cheniere Energy, Inc.	10,277	1,754,387
Chesapeake Energy Corp.	8,158	627,677
Green Plains, Inc.(h)	67,342	1,698,365
Marathon Petroleum Corp.	11,268	1,671,720
Phillips 66(i)	16,149	2,150,078
Valero Energy Corp.	6,774	880,620
		10,797,039
Passenger Airlines — 0.0%
Volato Group, Inc. (Acquired 12/19/23, cost $220)(f)(g)	43,947	177,106
Security	Shares	Value
Real Estate Management & Development — 0.0%
Forestar Group, Inc.(h)	31,138	$ 1,029,734
Opendoor Technologies, Inc.(h)	575,955	2,580,278
		3,610,012
Software — 0.0%
Informatica, Inc., Class A(h)	19,271	547,104
Latch, Inc.	411,849	275,939
		823,043
Total Common Stocks — 0.2% (Cost: $89,767,315)		47,929,320
		Par (000)
Corporate Bonds
Aerospace & Defense — 1.3%
BAE Systems PLC
3.40%, 04/15/30(a)	USD	20,179	18,619,489
1.90%, 02/15/31(a)		7,192	5,910,955
Boeing Co. (The)
3.95%, 08/01/59		9,247	7,074,587
5.93%, 05/01/60		9,258	9,586,566
Embraer Netherlands Finance BV
6.95%, 01/17/28(a)		446	458,015
6.95%, 01/17/28(e)		200	205,388
7.00%, 07/28/30(a)		494	516,176
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27		10,438	9,867,568
2.04%, 08/16/28		17,495	15,378,864
4.20%, 05/01/30		7,330	6,985,567
L3Harris Technologies, Inc.
3.85%, 12/15/26		6,275	6,150,312
4.40%, 06/15/28		11,379	11,247,171
2.90%, 12/15/29		8,105	7,324,068
1.80%, 01/15/31		10,934	8,980,612
5.40%, 07/31/33		13,507	14,043,823
Lockheed Martin Corp.
4.45%, 05/15/28		4,431	4,454,478
1.85%, 06/15/30		4,750	4,071,395
5.25%, 01/15/33		1,981	2,101,128
3.60%, 03/01/35		6,406	5,865,845
4.50%, 05/15/36		5,369	5,311,869
Northrop Grumman Corp.
4.70%, 03/15/33		10,729	10,820,135
4.03%, 10/15/47		9,399	8,046,634
Raytheon Technologies Corp.
7.20%, 08/15/27		1,640	1,764,092
7.00%, 11/01/28		7,205	7,782,636
3.75%, 11/01/46		7,073	5,615,879
RTX Corp.
6.70%, 08/01/28		1,697	1,815,678
4.13%, 11/16/28		17,535	17,131,246
5.15%, 02/27/33		3,675	3,745,358
6.10%, 03/15/34		15,438	16,754,012
3.13%, 07/01/50		2,689	1,893,680
2.82%, 09/01/51		14,911	9,857,457
Sabena Technics SAS, (3-mo. EURIBOR + 5.00%), 8.93%, 09/30/29 (Acquired 10/28/22, cost $7,405,221)(f)(g)	EUR	7,533	8,316,055
Textron, Inc.
3.90%, 09/17/29	USD	8,086	7,687,019

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Aerospace & Defense (continued)
Textron, Inc.
3.00%, 06/01/30	USD	9,514	$ 8,518,158
2.45%, 03/15/31		3,607	3,073,298
			256,975,213
Air Freight & Logistics — 0.0%
GXO Logistics, Inc., 2.65%, 07/15/31		2,600	2,131,890
Automobile Components — 0.0%
Dana, Inc., 4.25%, 09/01/30		416	368,712
Metalsa Sapi De Cv, 3.75%, 05/04/31(e)		631	508,119
Tenneco, Inc., 8.00%, 11/17/28(a)		2,722	2,323,907
Tupy Overseas SA, 4.50%, 02/16/31(e)		315	270,894
			3,471,632
Automobiles — 0.0%
Ford Motor Co., 3.25%, 02/12/32		595	494,864
Lightning eMotors, Inc., 7.50%, 05/15/24(a)(h)(j)(k)		2,487	124,350
			619,214
Banks — 3.1%
Banco Espirito Santo SA
2.63%, 05/08/17(e)(h)(k)	EUR	400	114,811
4.75%, 01/15/18(e)(h)(k)		2,200	631,459
4.00%, 01/21/19(e)(h)(k)		6,300	1,808,270
Banco Votorantim SA, 4.50%, 09/24/24(e)	USD	200	196,512
Bangkok Bank PCL
5.30%, 09/21/28(a)		541	550,127
5.50%, 09/21/33(a)		542	556,835
3.73%, 09/25/34(e)		600	531,156
Bank of America Corp.
3.97%, 03/05/29		14,238	13,598,901
5.82%, 09/15/29		41,262	42,593,684
2.59%, 04/29/31		2,183	1,881,287
1.90%, 07/23/31		2,363	1,933,083
1.92%, 10/24/31		2,506	2,034,498
2.65%, 03/11/32		8,093	6,833,165
2.57%, 10/20/32		5,224	4,331,071
2.97%, 02/04/33		15,256	12,980,116
4.57%, 04/27/33		7,659	7,300,418
5.29%, 04/25/34		12,623	12,652,050
5.87%, 09/15/34		31,352	32,818,338
Barclays PLC, 6.49%, 09/13/29		1,807	1,881,394
Citigroup, Inc.
3.89%, 01/10/28		2,389	2,310,133
4.66%, 05/24/28		6,857	6,802,283
3.67%, 07/24/28		2,317	2,208,170
3.52%, 10/27/28		13,105	12,394,239
3.06%, 01/25/33		9,928	8,470,388
6.27%, 11/17/33		45,250	48,417,993
Series VAR, 3.07%, 02/24/28		20,379	19,202,669
First Horizon Bank, 5.75%, 05/01/30		1,900	1,791,364
JPMorgan Chase & Co.
6.07%, 10/22/27		11,570	11,902,199
5.30%, 07/24/29		4,978	5,051,231
3.70%, 05/06/30		2,004	1,885,943
2.74%, 10/15/30		8,262	7,345,942
2.52%, 04/22/31		7,409	6,406,836
1.95%, 02/04/32		2,323	1,888,355
2.58%, 04/22/32		2,186	1,848,997
2.55%, 11/08/32		2,287	1,908,223
2.96%, 01/25/33		29,905	25,623,720
6.25%, 10/23/34		48,128	52,170,130
Lehman Brothers Holdings Capital Trust VII, 5.86%(f)(h)(k)(l)		1,888	—
Security		Par (000)	Value
Banks (continued)
Morgan Stanley Bank N.A., 4.75%, 04/21/26	USD	15,539	$ 15,528,521
Texas Capital Bancshares, Inc., 4.00%, 05/06/31		870	754,694
Texas Capital Bank N.A., (3-mo. LIBOR US + 4.50%), 10.09%, 09/30/24(a)(c)		13,455	13,364,426
Washington Mutual Escrow Bonds
0.00% (d)(f)(h)(k)(l)		13,308	1
0.00% (d)(f)(h)(k)(l)		11,911	1
0.00% (d)(f)(h)(k)(l)		2,570	—
0.00% (d)(f)(h)(k)(l)		3,115	—
Wells Fargo & Co.
5.57%, 07/25/29		25,336	25,869,786
6.30%, 10/23/29		23,589	24,860,962
2.57%, 02/11/31		2,200	1,901,064
5.39%, 04/24/34		1,885	1,893,188
5.56%, 07/25/34		40,983	41,725,151
6.49%, 10/23/34		69,848	75,986,791
Wells Fargo Bank N.A., 5.45%, 08/07/26		35,983	36,569,273
			601,309,848
Beverages — 0.0%
Anheuser-Busch InBev Worldwide, Inc., 8.00%, 11/15/39		1,382	1,783,756
Biotechnology — 0.8%
AbbVie, Inc.
4.55%, 03/15/35		17,671	17,329,148
4.50%, 05/14/35		20,179	19,735,699
4.45%, 05/14/46		5,295	4,861,481
Amgen, Inc.
4.05%, 08/18/29		5,295	5,183,806
5.25%, 03/02/30		39,819	40,933,791
4.40%, 02/22/62		2,203	1,859,842
5.75%, 03/02/63		30,136	31,617,007
Gilead Sciences, Inc.
1.65%, 10/01/30		14,947	12,523,543
4.00%, 09/01/36		2,493	2,293,495
2.60%, 10/01/40		15,283	11,254,886
5.65%, 12/01/41		2,117	2,259,790
4.80%, 04/01/44		3,246	3,129,134
4.50%, 02/01/45		5,489	5,076,614
			158,058,236
Broadline Retail — 0.1%
Amazon.com, Inc., 4.25%, 08/22/57		2,736	2,514,603
Rakuten Group, Inc.
3.55%, 11/27/24(e)		12,400	11,903,996
10.25%, 11/30/24(a)		905	923,099
			15,341,698
Building Products — 0.0%
Owens Corning, 3.88%, 06/01/30		2,170	2,035,479
Capital Markets — 3.5%
Credit Suisse AG
0.50%, 02/02/24		2,714	2,701,962
4.75%, 08/09/24		12,376	12,299,342
3.63%, 09/09/24		13,134	12,947,749
7.95%, 01/09/25		19,295	19,719,904
3.70%, 02/21/25		25,010	24,495,504
2.95%, 04/09/25		3,319	3,216,499
5.00%, 07/09/27		12,729	12,731,692
7.50%, 02/15/28		18,771	20,558,113
0.25%, 09/01/28(e)	EUR	1,350	1,293,966
Deutsche Bank AG, 5.37%, 09/09/27	USD	12,695	12,873,583

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Capital Markets (continued)
Goldman Sachs Group, Inc. (The)
(SOFR + 0.51%), 5.92%, 09/10/24(c)	USD	7,579	$ 7,566,860
3.50%, 04/01/25		1,959	1,914,446
1.95%, 10/21/27		7,960	7,281,972
4.48%, 08/23/28		14,288	14,035,749
6.48%, 10/24/29		41,276	43,795,796
2.62%, 04/22/32		20,436	17,154,154
2.38%, 07/21/32		4,128	3,391,673
2.65%, 10/21/32		45,090	37,574,034
6.56%, 10/24/34		35,237	38,722,380
Lehman Brothers Holdings, Inc., 6.75%, 12/28/17(f)(h)(k)		7,360	1
Moody’s Corp.
3.25%, 01/15/28		4,450	4,246,452
4.25%, 02/01/29		3,494	3,458,378
Morgan Stanley
3.77%, 01/24/29		9,859	9,402,353
5.16%, 04/20/29		23,318	23,451,291
5.45%, 07/20/29		26,394	26,894,210
6.41%, 11/01/29		31,468	33,349,300
4.43%, 01/23/30		9,604	9,354,079
2.70%, 01/22/31		30,655	26,797,881
1.79%, 02/13/32		23,246	18,562,459
2.24%, 07/21/32		19,683	16,066,086
2.51%, 10/20/32		18,309	15,160,555
4.89%, 07/20/33		4,656	4,539,923
6.34%, 10/18/33		1,737	1,873,006
5.25%, 04/21/34		10,021	10,019,976
5.42%, 07/21/34		43,269	43,912,754
6.63%, 11/01/34		60,274	66,726,544
UBS Group AG
3.75%, 03/26/25		9,118	8,932,421
2.59%, 09/11/25(a)		3,210	3,140,291
2.19%, 06/05/26(a)		6,071	5,773,419
1.36%, 01/30/27(a)		4,081	3,741,964
0.65%, 01/14/28(e)	EUR	3,500	3,529,597
6.44%, 08/11/28(a)	USD	8,748	9,084,782
2.75%, 02/11/33(a)		8,573	7,031,787
9.02%, 11/15/33(a)		9,931	12,207,538
6.30%, 09/22/34(a)		8,919	9,441,860
			670,974,285
Chemicals — 0.3%
Braskem Idesa SAPI, 6.99%, 02/20/32(a)		666	376,370
Braskem Netherlands Finance BV
8.50%, 01/12/31(a)		427	398,177
7.25%, 02/13/33(a)		200	166,500
8.50%, 01/23/81(a)		200	172,000
Eastman Chemical Co., 5.75%, 03/08/33		2,555	2,639,871
Envalior, (6-mo. EURIBOR + 9.50%), 13.63%, 03/31/31(f)	EUR	8,868	8,810,998
Freed Corp., 12.00%, 11/30/28(f)	USD	28,383	27,531,510
Olympus Water U.S. Holding Corp.
7.13%, 10/01/27(a)		559	559,626
9.75%, 11/15/28(a)		7,148	7,586,837
Pioneer Midco, 10.50%, 11/18/30(f)		6,821	6,820,755
Rain Carbon, Inc., 12.25%, 09/01/29(a)		273	266,857
Sasol Financing U.S.A. LLC
5.88%, 03/27/24		1,846	1,831,601
4.38%, 09/18/26		200	186,000
6.50%, 09/27/28		200	188,813
8.75%, 05/03/29(a)		477	485,801
			58,021,716
Security		Par (000)	Value
Commercial Services & Supplies — 0.1%
Covanta Holding Corp., 4.88%, 12/01/29(a)	USD	780	$ 681,478
Garda World Security Corp., 7.75%, 02/15/28(a)		377	390,048
Pitney Bowes, Inc., 6.88%, 03/15/27(a)		8,615	8,045,936
Republic Services, Inc., 5.00%, 04/01/34		5,168	5,292,030
Waste Management, Inc., 4.88%, 02/15/34		6,659	6,792,462
			21,201,954
Communications Equipment — 0.2%
CommScope Technologies LLC, 6.00%, 06/15/25(a)		881	718,015
Motorola Solutions, Inc.
4.60%, 05/23/29		3,007	2,983,531
2.30%, 11/15/30		5,450	4,601,752
2.75%, 05/24/31		15,050	12,863,230
5.60%, 06/01/32		9,490	9,789,951
5.50%, 09/01/44		8,639	8,580,643
			39,537,122
Construction & Engineering — 0.0%
China City Construction International Co. Ltd., 5.35%, 07/03/17(e)(f)(h)(k)	CNH	340	—
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/27(e)	USD	384	351,494
Homes by West Bay LLC, 9.50%, 04/30/27(f)		7,801	7,371,945
IHS Holding Ltd., 6.25%, 11/29/28(a)		401	321,803
			8,045,242
Consumer Finance — 0.1%
Ford Motor Credit Co. LLC, 7.12%, 11/07/33		10,166	10,953,208
General Motors Financial Co., Inc., 4.00%, 01/15/25		14,339	14,103,379
			25,056,587
Consumer Staples Distribution & Retail — 0.1%
CK Hutchison International 23 Ltd.
4.75%, 04/21/28(e)		640	640,998
4.88%, 04/21/33(e)		405	405,093
CVS Health Corp.
2.70%, 08/21/40		2,828	2,016,154
5.13%, 07/20/45		5,181	4,901,660
5.05%, 03/25/48		4,914	4,596,104
5.63%, 02/21/53		5,882	5,962,032
Frigorifico Concepcion SA, 7.70%, 07/21/28(a)		796	663,745
			19,185,786
Containers & Packaging — 0.1%
Amcor Finance U.S.A., Inc., 5.63%, 05/26/33		2,447	2,544,161
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC, 3.25%, 09/01/28(a)		1,553	1,358,601
Ardagh Packaging Finance PLC/Ardagh Holdings U.S.A., Inc., 5.25%, 04/30/25(a)		2,193	2,132,740
Mauser Packaging Solutions Holding Co., 7.88%, 08/15/26(a)		4,502	4,581,600
Trivium Packaging Finance BV, 5.50%, 08/15/26(a)		942	924,204
			11,541,306
Diversified REITs — 1.3%
American Tower Corp.
3.80%, 08/15/29		16,284	15,459,042
2.90%, 01/15/30		3,781	3,364,724
2.10%, 06/15/30		6,932	5,814,648
1.88%, 10/15/30		8,569	7,023,871
2.30%, 09/15/31		4,817	3,982,824

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified REITs (continued)
Crown Castle International Corp.
4.45%, 02/15/26	USD	2,370	$ 2,334,444
3.30%, 07/01/30		12,117	10,863,451
Crown Castle, Inc.
2.25%, 01/15/31		16,608	13,752,389
2.50%, 07/15/31		7,300	6,086,174
Equinix, Inc.
2.00%, 05/15/28		1,088	970,378
3.20%, 11/18/29		7,315	6,718,332
2.15%, 07/15/30		5,910	5,007,133
2.50%, 05/15/31		2,263	1,920,889
GLP Capital LP/GLP Financing II, Inc.
5.75%, 06/01/28		10,218	10,309,758
5.30%, 01/15/29		12,334	12,262,681
4.00%, 01/15/30		11,970	10,922,392
4.00%, 01/15/31		12,169	10,959,809
3.25%, 01/15/32		13,159	11,109,516
6.75%, 12/01/33		4,921	5,308,922
VICI Properties LP, 4.75%, 02/15/28		9,027	8,837,089
VICI Properties LP/VICI Note Co., Inc.
4.50%, 09/01/26(a)		8,259	7,994,085
4.25%, 12/01/26(a)		22,085	21,253,705
5.75%, 02/01/27(a)		10,790	10,822,014
3.75%, 02/15/27(a)		11,576	10,927,208
4.50%, 01/15/28(a)		5,556	5,299,699
3.88%, 02/15/29(a)		12,680	11,648,239
4.63%, 12/01/29(a)		17,641	16,622,224
4.13%, 08/15/30(a)		20,942	19,076,597
			256,652,237
Diversified Telecommunication Services — 1.1%
AT&T Inc.
2.25%, 02/01/32		6,284	5,196,477
5.40%, 02/15/34		12,078	12,456,345
4.50%, 05/15/35		6,255	5,924,861
5.45%, 03/01/47		5,222	5,220,282
4.50%, 03/09/48		11,703	10,208,702
5.15%, 02/15/50		805	770,853
3.55%, 09/15/55		7,697	5,533,969
3.80%, 12/01/57		16,496	12,262,178
3.65%, 09/15/59		28,736	20,594,867
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd., 8.00%, 12/31/26(a)(h)(k)		221	4,426
Frontier Florida LLC, Series E, 6.86%, 02/01/28		4,835	4,677,294
Frontier North, Inc., Series G, 6.73%, 02/15/28		1,500	1,425,000
Level 3 Financing, Inc., 4.63%, 09/15/27(a)		2,820	1,692,000
Level 3 New Money TSA, 11.00%, 11/15/29		7,016	7,016,163
Verizon Communications, Inc.
4.02%, 12/03/29		9,046	8,746,478
3.15%, 03/22/30		17,876	16,338,860
7.75%, 12/01/30		1,970	2,305,106
1.75%, 01/20/31		6,984	5,744,196
2.55%, 03/21/31		2,218	1,912,468
2.36%, 03/15/32		69,390	57,716,618
5.05%, 05/09/33		2,956	3,015,496
4.50%, 08/10/33		3,530	3,443,385
4.40%, 11/01/34		11,026	10,607,939
2.65%, 11/20/40		2,718	1,958,372
2.85%, 09/03/41		6,335	4,680,060
3.00%, 11/20/60		2,500	1,638,794
3.70%, 03/22/61		4,786	3,656,268
			214,747,457
Security		Par (000)	Value
Electric Utilities — 2.6%
AEP Texas, Inc.
3.95%, 06/01/28	USD	4,606	$ 4,431,635
2.10%, 07/01/30		5,906	4,954,353
5.40%, 06/01/33		6,026	6,117,849
3.80%, 10/01/47		2,473	1,871,907
3.45%, 05/15/51		2,926	2,089,508
5.25%, 05/15/52		5,238	5,058,994
Series H, 3.45%, 01/15/50		1,475	1,063,497
AEP Transmission Co. LLC
3.75%, 12/01/47		2,214	1,754,922
3.80%, 06/15/49		2,302	1,828,578
3.15%, 09/15/49		3,515	2,521,062
Series M, 3.65%, 04/01/50		8,101	6,380,874
Series O, 4.50%, 06/15/52		4,902	4,425,727
Alabama Power Co.
3.75%, 03/01/45		10,979	8,919,565
3.00%, 03/15/52		3,227	2,255,213
American Transmission Systems, Inc., 2.65%, 01/15/32(a)		15,247	12,899,570
Baltimore Gas & Electric Co.
3.50%, 08/15/46		2,470	1,888,706
4.25%, 09/15/48		2,200	1,900,498
3.20%, 09/15/49		3,823	2,780,310
2.90%, 06/15/50		4,364	2,963,808
4.55%, 06/01/52		3,263	2,989,802
5.40%, 06/01/53		2,141	2,209,168
CenterPoint Energy Houston Electric LLC
2.35%, 04/01/31		3,260	2,791,540
3.95%, 03/01/48		532	451,506
4.25%, 02/01/49		3,381	2,978,421
3.35%, 04/01/51		3,693	2,804,272
4.85%, 10/01/52		2,517	2,450,388
Commonwealth Edison Co.
4.00%, 03/01/49		2,790	2,338,062
3.13%, 03/15/51		6,727	4,761,854
2.75%, 09/01/51		2,450	1,591,109
Series 133, 3.85%, 03/15/52		2,417	1,953,459
Consolidated Edison Co. of New York, Inc., 4.50%, 12/01/45		2,227	1,982,883
DTE Electric Co.
3.95%, 03/01/49		3,229	2,712,870
3.25%, 04/01/51		6,000	4,389,705
Series A, 4.05%, 05/15/48		5,713	4,837,791
Duke Energy Carolinas LLC
3.75%, 06/01/45		2,487	1,990,822
3.70%, 12/01/47		5,364	4,205,726
3.95%, 03/15/48		5,124	4,215,549
5.35%, 01/15/53		7,313	7,485,923
Duke Energy Florida LLC
2.50%, 12/01/29		9,742	8,685,805
1.75%, 06/15/30		2,371	1,977,683
4.20%, 07/15/48		2,168	1,873,574
3.00%, 12/15/51		10,810	7,376,079
5.95%, 11/15/52		9,036	9,886,471
Duke Energy Ohio, Inc., 5.65%, 04/01/53		2,105	2,204,641
Duke Energy Progress LLC
3.45%, 03/15/29		7,757	7,398,015
2.50%, 08/15/50		5,236	3,289,167
4.00%, 04/01/52		3,300	2,711,678
5.35%, 03/15/53		13,404	13,578,032
Edison International
4.95%, 04/15/25		7,471	7,418,366

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electric Utilities (continued)
Edison International
5.75%, 06/15/27	USD	9,080	$ 9,271,611
5.25%, 11/15/28		9,860	9,920,612
6.95%, 11/15/29		9,633	10,453,930
Engie Energia Chile SA, 3.40%, 01/28/30(e)		250	214,453
Entergy Louisiana LLC, 4.20%, 09/01/48		7,609	6,317,244
Entergy Mississippi LLC, 2.85%, 06/01/28		7	6,461
Eversource Energy, 5.45%, 03/01/28		6,688	6,874,019
FirstEnergy Corp.
2.05%, 03/01/25		1,392	1,343,280
Series B, 4.15%, 07/15/27		9,423	9,063,084
Series B, 2.25%, 09/01/30		2,734	2,302,843
Series C, 3.40%, 03/01/50		4,237	2,986,166
FirstEnergy Transmission LLC, 4.55%, 04/01/49(a)		11,626	10,046,940
Florida Power & Light Co.
3.99%, 03/01/49		6,574	5,629,165
3.15%, 10/01/49		2,743	2,012,309
Generacion Mediterranea SA/Central Termica Roca SA, 9.88%, 12/01/27(a)		684	595,007
Georgia Power Co., 4.95%, 05/17/33		8,059	8,124,013
India Green Power Holdings, 4.00%, 02/22/27(e)		423	387,045
MidAmerican Energy Co.
3.65%, 08/01/48		3,347	2,650,812
3.15%, 04/15/50		2,450	1,746,095
NextEra Energy Capital Holdings, Inc., 5.75%, 09/01/25		11,840	11,952,016
Northern States Power Co.
4.00%, 08/15/45		1,818	1,504,087
2.90%, 03/01/50		4,953	3,469,673
2.60%, 06/01/51		2,833	1,853,011
3.20%, 04/01/52		3,123	2,301,580
5.10%, 05/15/53		7,575	7,636,663
NRG Energy, Inc., 7.00%, 03/15/33(a)		605	639,458
Ohio Power Co.
2.60%, 04/01/30		6,702	5,869,008
5.00%, 06/01/33		8,281	8,327,976
4.00%, 06/01/49		3,666	2,979,153
Series Q, 1.63%, 01/15/31		9,259	7,514,657
Series R, 2.90%, 10/01/51		13,843	9,374,516
Pacific Gas & Electric Co.
4.95%, 07/01/50		28,580	24,412,751
3.50%, 08/01/50		6,937	4,789,135
5.25%, 03/01/52		2,175	1,932,531
6.70%, 04/01/53		4,077	4,423,534
PECO Energy Co.
2.80%, 06/15/50		2,832	1,906,290
3.05%, 03/15/51		6,614	4,678,492
2.85%, 09/15/51		7,028	4,725,369
4.38%, 08/15/52		3,510	3,156,788
Public Service Co. of New Hampshire, 5.15%, 01/15/53		7,188	7,275,712
Public Service Electric & Gas Co.
3.80%, 03/01/46		2,396	1,981,171
3.60%, 12/01/47		2,012	1,615,597
2.05%, 08/01/50		5,935	3,436,952
San Diego Gas & Electric Co.
5.35%, 04/01/53		10,002	10,118,929
Series RRR, 3.75%, 06/01/47		3,474	2,780,843
Series TTT, 4.10%, 06/15/49		2,405	1,978,803
Southern California Edison Co.
5.65%, 10/01/28		8,672	9,038,510
Security		Par (000)	Value
Electric Utilities (continued)
Southern California Edison Co.
2.85%, 08/01/29	USD	4,532	$ 4,129,996
2.25%, 06/01/30		9,994	8,576,607
2.50%, 06/01/31		5,708	4,887,387
2.75%, 02/01/32		2,548	2,189,889
5.95%, 11/01/32		12,321	13,236,714
5.70%, 03/01/53		587	617,837
Series A, 4.20%, 03/01/29		2,310	2,264,100
Tampa Electric Co., 4.45%, 06/15/49		2,671	2,295,412
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25(a)		18,145	17,767,298
Union Electric Co., 5.45%, 03/15/53		3,359	3,463,141
			502,693,612
Electrical Equipment — 0.1%
FreeWire Technologies, Inc., 12.59%, 03/31/25(f)		8,392	8,832,079
Otis Worldwide Corp., 5.25%, 08/16/28		6,060	6,228,293
			15,060,372
Energy Equipment & Services — 0.0%
Transocean, Inc., 8.75%, 02/15/30(a)		675	705,684
Financial Services — 0.5%
ABRA Global Finance, (6.00% Cash and 5.50% PIK), 11.50%, 03/02/28(a)(m)		1,437	1,083,282
ASG Finance Designated Activity Co., 7.88%, 12/03/24(a)		839	818,025
Avianca Midco 2 Ltd., 9.00%, 12/01/28(a)		1,143	999,714
Azul Secured Finance LLP, 11.93%, 08/28/28(a)		739	763,018
CDI Escrow Issuer, Inc., 5.75%, 04/01/30(a)		917	894,067
CNH Industrial Capital LLC, 4.20%, 01/15/24		3,283	3,280,472
Credit Suisse U.S.A., Inc., 7.13%, 07/15/32		4,322	4,913,353
Fortune Star BVI Ltd., 6.85%, 07/02/24(e)		540	516,164
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC, 7.13%, 07/31/26(a)		241	236,180
Glencore Funding LLC
6.38%, 10/06/30(a)		10,541	11,316,855
2.63%, 09/23/31(a)		5,035	4,272,267
GTCR W-2 Merger Sub LLC/GTCR W Dutch Finance Sub BV, 8.50%, 01/15/31(a)	GBP	676	930,597
InterCorp. Peru Ltd., 3.88%, 08/15/29(a)	USD	200	173,236
Lessen Senior Secured Notes, 10.00%, 01/05/28(f)		10,824	9,890,984
Nasdaq, Inc.
5.55%, 02/15/34		13,592	14,120,057
6.10%, 06/28/63		7,852	8,476,858
Nationstar Mortgage Holdings, Inc.
6.00%, 01/15/27(a)		410	406,925
5.50%, 08/15/28(a)		1,859	1,787,574
5.13%, 12/15/30(a)		1,626	1,470,119
5.75%, 11/15/31(a)		801	746,859
Oceana Australian Fixed Income Trust
12.00%, 07/31/25(f)	AUD	2,009	1,367,390
12.50%, 07/31/26(f)		3,013	2,054,441
12.50%, 07/31/27(f)		5,022	3,426,691
PennyMac Financial Services, Inc., 7.88%, 12/15/29(a)	USD	1,403	1,444,202
RELX Capital, Inc., 3.00%, 05/22/30		2,121	1,951,576
Sun Country Airlines
Series 2019-1B, 4.70%, 12/15/25(f)		1,544	1,487,734
Series 2022-1A, 4.84%, 03/15/31(f)		4,029	3,868,007
United Wholesale Mortgage LLC, 5.50%, 11/15/25(a)		4,793	4,762,702
			87,459,349

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Food Products — 0.0%
Gruma SAB de CV, 4.88%, 12/01/24(e)	USD	754	$ 744,811
Kernel Holding SA
6.50%, 10/17/24(e)		550	440,000
6.75%, 10/27/27(e)		200	128,000
Minerva Luxembourg SA, 8.88%, 09/13/33(a)		438	463,189
Pilgrim’s Pride Corp., 6.25%, 07/01/33		3,142	3,232,879
			5,008,879
Gas Utilities — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.38%, 06/01/28(a)		1,977	2,041,603
Piedmont Natural Gas Co., Inc., 2.50%, 03/15/31		4,095	3,496,545
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29(e)		341	302,433
			5,840,581
Ground Transportation — 0.4%
Burlington Northern Santa Fe LLC
5.75%, 05/01/40		3,968	4,318,948
3.55%, 02/15/50		2,780	2,238,864
3.30%, 09/15/51		11,653	8,852,075
2.88%, 06/15/52		3,307	2,310,469
CSX Corp.
4.30%, 03/01/48		2,204	1,962,280
4.75%, 11/15/48		2,004	1,906,095
3.35%, 09/15/49		2,236	1,690,136
4.50%, 11/15/52		3,556	3,299,918
4.25%, 11/01/66		5,903	5,027,055
Norfolk Southern Corp.
3.05%, 05/15/50		6,811	4,844,406
4.05%, 08/15/52		9,784	8,264,116
3.70%, 03/15/53		5,911	4,685,342
5.35%, 08/01/54		2,598	2,699,942
Ryder System, Inc.
5.25%, 06/01/28		2,234	2,263,046
6.30%, 12/01/28		1,905	2,019,808
Union Pacific Corp.
3.95%, 08/15/59		2,062	1,683,098
3.84%, 03/20/60		2,335	1,904,763
3.55%, 05/20/61		3,563	2,675,952
2.97%, 09/16/62		9,550	6,423,152
4.10%, 09/15/67		3,513	2,902,460
3.85%, 02/14/72		2,572	2,042,650
Union Pacific Railroad Co. Pass-Through Trust, Series 2014-1, 3.23%, 05/14/26		2,247	2,162,602
			76,177,177
Health Care Equipment & Supplies — 0.1%
Bausch & Lomb Escrow Corp., 8.38%, 10/01/28(a)		215	226,812
Thermo Fisher Scientific, Inc.
4.95%, 11/21/32		6,610	6,821,185
5.09%, 08/10/33		13,965	14,555,526
			21,603,523
Health Care Providers & Services — 0.6%
Elevance Health, Inc.
4.38%, 12/01/47		3,403	3,031,265
3.13%, 05/15/50		2,814	2,027,679
3.60%, 03/15/51		2,273	1,780,943
6.10%, 10/15/52		3,245	3,678,583
HCA, Inc.
5.25%, 04/15/25		16,196	16,177,186
5.25%, 06/15/26		16,622	16,703,035
5.88%, 02/01/29		205	211,611
Security		Par (000)	Value
Health Care Providers & Services (continued)
HCA, Inc.
3.38%, 03/15/29	USD	2,414	$ 2,227,317
4.13%, 06/15/29		4,328	4,138,083
3.50%, 09/01/30		32,136	29,132,128
Select Medical Corp., 6.25%, 08/15/26(a)		5,720	5,748,451
UnitedHealth Group, Inc.
3.75%, 10/15/47		5,011	4,126,611
4.45%, 12/15/48		2,372	2,170,821
3.25%, 05/15/51		2,873	2,175,772
4.75%, 05/15/52		6,547	6,293,994
4.95%, 05/15/62		3,673	3,622,922
6.05%, 02/15/63		3,997	4,609,079
5.20%, 04/15/63		2,850	2,908,617
			110,764,097
Hotel & Resort REITs — 0.1%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.88%, 05/15/29(a)		2,502	2,315,941
Service Properties Trust
4.50%, 03/15/25		1,396	1,362,845
7.50%, 09/15/25		3,867	3,909,974
5.50%, 12/15/27		397	363,476
8.63%, 11/15/31(a)		2,816	2,949,571
XHR LP, 4.88%, 06/01/29(a)		385	354,387
			11,256,194
Hotels, Restaurants & Leisure — 0.2%
Affinity Interactive, 6.88%, 12/15/27(a)		1,122	999,964
Caesars Entertainment, Inc., 8.13%, 07/01/27(a)		2,327	2,385,405
Full House Resorts, Inc., 8.25%, 02/15/28(a)		749	704,060
Grupo Posadas SAB de CV, 7.00%, 12/30/27(b)(e)		1,274	1,064,076
HR Ottawa LP, 11.00%, 03/31/31(a)		23,577	24,616,654
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(a)		1,799	1,673,070
Minor International PCL, 2.70%(e)(l)		500	463,285
REXLot Holdings Ltd., 4.50%, 04/17/19(e)(f)(h)(j)(k)	HKD	1,161	—
Sands China Ltd.
5.38%, 08/08/25	USD	400	393,500
4.30%, 01/08/26		247	237,197
5.65%, 08/08/28		300	295,950
Sonder Holdings, Inc., 7.26%, 01/19/27(f)		8,882	7,738,903
Wynn Macau Ltd.
4.88%, 10/01/24(a)		253	249,521
5.63%, 08/26/28(e)		299	276,295
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(a)		1,412	1,332,627
			42,430,507
Household Durables — 0.2%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.
6.63%, 01/15/28(a)		3,130	3,037,466
4.63%, 08/01/29(a)		573	509,542
4.63%, 04/01/30(a)		1,574	1,409,975
Beazer Homes U.S.A., Inc., 7.25%, 10/15/29		4,961	5,003,630
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 5.00%, 06/15/29(a)		742	658,634
Century Communities, Inc., 6.75%, 06/01/27		249	251,688
Landsea Homes Corp., 11.00%, 07/17/28(f)		20,532	19,942,732
LGI Homes, Inc., 8.75%, 12/15/28(a)		3,579	3,807,161
M/I Homes, Inc., 4.95%, 02/01/28		2,745	2,641,669
Mattamy Group Corp.
5.25%, 12/15/27(a)		1,432	1,392,190

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Household Durables (continued)
Mattamy Group Corp.
4.63%, 03/01/30(a)	USD	1,691	$ 1,567,142
New Home Co., Inc. (The), 8.25%, 10/15/27(a)		608	566,960
TRI Pointe Group, Inc., 5.70%, 06/15/28		179	176,539
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28(a)		1,019	949,400
			41,914,728
Household Products — 0.0%
SC Johnson & Son, Inc., 3.35%, 09/30/24(a)		535	525,248
Independent Power and Renewable Electricity Producers — 0.0%
Continuum Energy Levanter Pte Ltd.
4.50%, 02/09/27(a)		969	913,083
4.50%, 02/09/27(e)		275	259,561
SCC Power PLC
(8.00% Cash or 4.00% Cash and 4.00% PIK), 8.00%, 12/31/28(a)(m)		2,780	1,241,186
(4.00% Cash or 4.00% PIK), 4.00%, 05/17/32(a)(m)		2,082	348,707
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33(e)		405	402,993
Stem, Inc., 0.50%, 12/01/28(a)(j)		622	315,920
			3,481,450
Insurance — 0.1%
AIA Group Ltd., 4.95%, 04/04/33(e)		400	402,272
Ambac Assurance Corp., 5.10%(a)(l)		462	600,864
Aon Corp./Aon Global Holdings PLC
2.60%, 12/02/31		6,260	5,308,133
5.00%, 09/12/32		1,924	1,921,232
Marsh & McLennan Cos., Inc.
2.90%, 12/15/51		3,336	2,243,609
5.70%, 09/15/53		2,499	2,715,668
			13,191,778
IT Services — 0.2%
Booz Allen Hamilton, Inc., 5.95%, 08/04/33		1,936	2,045,182
Global Payments, Inc.
5.30%, 08/15/29		3,305	3,326,597
2.90%, 05/15/30		5,410	4,758,532
S&P Global, Inc.
2.90%, 03/01/32		10,413	9,294,423
5.25%, 09/15/33(a)		11,250	11,769,935
			31,194,669
Life Sciences Tools & Services — 0.0%
Agilent Technologies, Inc., 2.10%, 06/04/30		2,238	1,927,526
Machinery — 0.0%
GrafTech Global Enterprises, Inc., 9.88%, 12/15/28(a)		421	324,696
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(a)		2,530	2,485,363
			2,810,059
Media — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital
5.38%, 05/01/47		11,429	9,712,624
4.80%, 03/01/50		11,643	9,012,521
3.70%, 04/01/51		13,046	8,485,505
3.90%, 06/01/52		12,860	8,646,809
3.95%, 06/30/62		10,585	6,659,155
Comcast Corp.
2.65%, 02/01/30		5,135	4,622,655
1.50%, 02/15/31		3,413	2,797,050
Security		Par (000)	Value
Media (continued)
Comcast Corp.
5.50%, 11/15/32	USD	8,808	$ 9,381,206
3.75%, 04/01/40		6,251	5,377,008
3.40%, 07/15/46		3,610	2,796,317
3.97%, 11/01/47		3,092	2,594,701
2.80%, 01/15/51		3,408	2,271,079
2.89%, 11/01/51		5,619	3,800,981
5.35%, 05/15/53		2,614	2,702,825
2.94%, 11/01/56		4,000	2,630,880
Cox Communications, Inc., 3.15%, 08/15/24(a)		734	721,677
CSC Holdings LLC
5.25%, 06/01/24		6,924	6,777,946
5.50%, 04/15/27(a)		3,800	3,512,329
DISH DBS Corp., 5.88%, 11/15/24		3,756	3,522,236
DISH Network Corp., 0.00%, 12/15/25(d)(j)		2,118	1,313,160
FactSet Research Systems, Inc., 3.45%, 03/01/32		15,081	13,505,460
Meta Platforms, Inc., 5.75%, 05/15/63		8,049	8,809,204
Nexstar Broadcasting, Inc., 4.75%, 11/01/28(a)		2,080	1,916,679
TWDC Enterprises 18 Corp., 3.00%, 07/30/46		2,572	1,885,896
			123,455,903
Metals & Mining — 0.1%
Anglo American Capital PLC, 2.88%, 03/17/31(a)		4,765	4,039,958
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30		200	173,562
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(a)		1,786	1,820,970
CSN Resources SA, 5.88%, 04/08/32(a)		232	200,172
FMG Resources August 2006 Pty Ltd., 4.38%, 04/01/31(a)		1,539	1,407,437
Metinvest BV
8.50%, 04/23/26(a)		223	154,985
8.50%, 04/23/26(e)		561	389,895
7.65%, 10/01/27(e)		463	296,320
Mineral Resources Ltd., 9.25%, 10/01/28(a)		2,295	2,441,352
Newmont Corp., 2.25%, 10/01/30		6,589	5,686,976
Periama Holdings LLC, 5.95%, 04/19/26(e)		425	418,226
Vedanta Resources Finance II PLC
8.95%, 03/11/25(a)		1,885	1,397,049
8.95%, 03/11/25(e)		598	443,202
Vedanta Resources Ltd., 6.13%, 08/09/24(a)		669	445,487
			19,315,591
Multi-Utilities — 0.4%
Ameren Illinois Co.
3.80%, 05/15/28		3,603	3,505,896
3.25%, 03/15/50		3,444	2,536,567
2.90%, 06/15/51		2,647	1,797,406
Baltimore Gas & Electric Co., 3.75%, 08/15/47		5,433	4,297,893
CenterPoint Energy Resources Corp., 5.25%, 03/01/28		5,547	5,688,156
Consumers Energy Co.
3.75%, 02/15/50		2,598	2,137,623
3.50%, 08/01/51		4,324	3,390,320
4.20%, 09/01/52		7,478	6,578,877
NiSource, Inc.
3.49%, 05/15/27		13,936	13,416,851
5.25%, 03/30/28		16,066	16,381,158
5.40%, 06/30/33		8,121	8,373,381
Virginia Electric & Power Co., 4.65%, 08/15/43		2,751	2,516,920
			70,621,048

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels — 5.1%
Antero Resources Corp.
7.63%, 02/01/29(a)	USD	17,187	$ 17,636,045
5.38%, 03/01/30(a)		11,157	10,693,545
Apache Corp.
5.10%, 09/01/40		5,297	4,538,523
5.25%, 02/01/42		5,970	4,995,994
4.75%, 04/15/43		3,264	2,568,872
Buckeye Partners LP
4.35%, 10/15/24		2,500	2,449,943
4.13%, 03/01/25(a)		619	600,023
Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.75%, 07/15/28(a)		3,371	3,348,451
Cameron LNG LLC
3.30%, 01/15/35(a)		16,659	14,184,625
3.40%, 01/15/38(a)		10,195	8,599,819
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25		23,705	23,755,519
5.13%, 06/30/27		24,364	24,482,301
3.70%, 11/15/29		17,907	16,912,666
2.74%, 12/31/39		12,823	10,215,936
Cheniere Energy Partners LP
4.50%, 10/01/29		17,843	17,066,237
4.00%, 03/01/31		22,481	20,438,436
3.25%, 01/31/32		14,391	12,261,590
5.95%, 06/30/33(a)		21,000	21,561,540
Chesapeake Energy Corp.
0.00%, 08/15/20(d)(f)(h)(k)		623	—
0.00%, 02/15/21(d)(f)(h)(k)		9,090	1
0.00%, 06/15/21(d)(f)(h)(k)		425	—
Civitas Resources, Inc.
5.00%, 10/15/26(a)		1,980	1,920,210
8.38%, 07/01/28(a)		4,301	4,490,007
Colgate Energy Partners III LLC, 5.88%, 07/01/29(a)		796	776,068
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 7.38%, 02/01/31(a)		42,321	44,476,650
Devon Energy Corp.
5.25%, 09/15/24		5,270	5,258,591
5.85%, 12/15/25		1,567	1,583,909
5.25%, 10/15/27		4,892	4,918,681
5.88%, 06/15/28		1,735	1,752,852
Diamondback Energy, Inc.
3.25%, 12/01/26		65,115	63,062,913
3.50%, 12/01/29		48,137	44,705,762
3.13%, 03/24/31		55,951	49,730,566
Earthstone Energy Holdings LLC, 8.00%, 04/15/27(a)		2,171	2,250,406
EIG Pearl Holdings Sarl
3.55%, 08/31/36(a)		200	173,812
4.39%, 11/30/46(a)		470	376,147
Energean Israel Finance Ltd., 8.50%, 09/30/33(a)(e)		183	174,292
Energy Transfer LP
5.75%, 04/01/25		7,512	7,515,005
5.63%, 05/01/27(a)		1,100	1,096,244
6.00%, 02/01/29(a)		5,717	5,768,360
6.40%, 12/01/30		1,808	1,933,112
5.75%, 02/15/33		3,261	3,362,023
6.50%, 02/01/42		4,553	4,807,503
6.10%, 02/15/42		2,093	2,098,140
5.15%, 02/01/43		1,970	1,751,908
6.13%, 12/15/45		9,743	9,813,132
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Energy Transfer LP
5.30%, 04/15/47	USD	15,676	$ 14,372,476
5.40%, 10/01/47		9,475	8,828,640
6.00%, 06/15/48		2,014	2,028,956
5.00%, 05/15/50		7,071	6,304,295
EQT Corp.
3.13%, 05/15/26(a)		6,910	6,556,272
3.90%, 10/01/27		18,154	17,366,957
5.70%, 04/01/28		7,868	7,984,584
5.00%, 01/15/29		6,125	6,067,559
7.00%, 02/01/30		11,185	12,004,189
3.63%, 05/15/31(a)		7,908	7,062,398
Gran Tierra Energy, Inc., 9.50%, 10/15/29(a)		1,000	870,000
GS Caltex Corp., 5.38%, 08/07/28(e)		1,410	1,417,163
Hess Corp.
6.00%, 01/15/40		1,812	1,970,419
5.60%, 02/15/41		3,800	3,990,630
Kinder Morgan Energy Partners LP, 6.50%, 02/01/37		2,734	2,875,719
Kinder Morgan, Inc.
4.30%, 03/01/28		18,879	18,614,283
5.20%, 06/01/33		9,475	9,417,939
Leviathan Bond Ltd., 6.75%, 06/30/30(a)(e)		78	71,058
MC Brazil Downstream Trading S.a.r.l, 7.25%, 06/30/31(e)		231	178,974
MC Brazil Downstream Trading S.a.r.l, 7.25%, 06/30/31(a)		923	715,147
MPLX LP, 5.65%, 03/01/53		292	288,370
NGPL PipeCo LLC
4.88%, 08/15/27(a)		9,848	9,663,643
3.25%, 07/15/31(a)		18,793	16,317,627
7.77%, 12/15/37(a)		1,291	1,435,786
Northern Oil & Gas, Inc., 8.75%, 06/15/31(a)		676	704,120
Northwest Pipeline LLC, 4.00%, 04/01/27		15,984	15,780,758
ONEOK, Inc., 6.63%, 09/01/53		9,644	10,792,961
Ovintiv, Inc., 5.65%, 05/15/25		6,651	6,679,836
Permian Resources Operating LLC, 7.00%, 01/15/32(a)		939	968,741
Pioneer Natural Resources Co.
1.90%, 08/15/30		2,877	2,442,597
2.15%, 01/15/31		2,842	2,414,415
Puma International Financing SA, 5.00%, 01/24/26(e)		1,591	1,501,009
Sabine Pass Liquefaction LLC
5.75%, 05/15/24		2,171	2,169,741
5.63%, 03/01/25		32,009	32,070,248
5.88%, 06/30/26		25,033	25,483,499
5.00%, 03/15/27		25,738	25,849,064
5.90%, 09/15/37		11,735	12,365,251
Shelf Drilling Holdings Ltd., 9.63%, 04/15/29(a)		8,819	8,565,454
Shelf Drilling North Sea Holdings Ltd., 10.25%, 10/31/25(a)		3,387	3,387,000
SierraCol Energy Andina LLC, 6.00%, 06/15/28(e)		248	206,485
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28(a)		1,352	1,400,969
Sunoco LP/Sunoco Finance Corp., 4.50%, 04/30/30		1,688	1,562,771
Targa Resources Corp.
5.20%, 07/01/27		12,487	12,546,943
6.15%, 03/01/29		4,237	4,430,621
4.20%, 02/01/33		11,756	10,808,863
6.50%, 03/30/34		4,449	4,801,670

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 07/15/27	USD	4,489	$ 4,548,255
5.00%, 01/15/28		10,917	10,781,654
5.50%, 03/01/30		13,434	13,431,582
4.88%, 02/01/31		15,244	14,808,174
4.00%, 01/15/32		15,837	14,461,240
Texas Eastern Transmission LP
3.50%, 01/15/28(a)		12,268	11,567,266
7.00%, 07/15/32		2,763	3,093,072
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26		14,672	15,363,243
4.00%, 03/15/28		8,776	8,501,433
4.60%, 03/15/48		10,056	9,054,670
3.95%, 05/15/50		4,993	4,028,816
Transocean Titan Financing Ltd., 8.38%, 02/01/28(a)		674	699,267
Vantage Drilling International, 9.50%, 02/15/28(a)		2,145	2,112,855
Venture Global LNG, Inc., 8.13%, 06/01/28(a)		2,992	3,021,612
Viper Energy Partners LP, 5.38%, 11/01/27(a)		32,192	31,606,656
Viper Energy, Inc., 7.38%, 11/01/31(a)		11,860	12,275,100
Western Midstream Operating LP, 6.35%, 01/15/29		1,169	1,220,915
			984,018,269
Paper & Forest Products — 0.0%
Suzano Austria GmbH, 5.00%, 01/15/30		351	337,179
Passenger Airlines — 0.2%
Air Canada Pass-Through Trust
Series 2017-1, Class AA, 3.30%, 01/15/30(a)		1,636	1,468,219
Series 2017-1, Class B, 3.70%, 01/15/26(a)		13	12,080
Allegiant Travel Co., 7.25%, 08/15/27(a)		1,070	1,046,932
American Airlines Pass-Through Trust
4.00%, 12/15/25(f)		652	642,171
3.50%, 12/15/27(f)		3,378	3,154,458
Series 2017-1, Class AA, 3.65%, 02/15/29		528	488,812
Series 2019-1, Class AA, 3.15%, 02/15/32		3,820	3,339,462
Delta Air Lines Pass-Through Trust, Series 2019-1, Class AA, 3.20%, 04/25/24		10,553	10,467,946
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 03/15/27(a)		898	834,632
United Airlines Pass-Through Trust
Series 2014-1, Class A, 4.00%, 04/11/26		2,836	2,708,367
Series 2016-1, Class AA, 3.10%, 07/07/28		468	426,754
Series 2016-2, Class AA, 2.88%, 10/07/28		385	343,550
Series 2016-2, Class B, 3.65%, 10/07/25		148	139,299
Series 2019-2, Class AA, 2.70%, 05/01/32		753	636,406
Series 2020-1, Class B, 4.88%, 01/15/26		2,353	2,279,152
			27,988,240
Pharmaceuticals — 0.3%
Bristol-Myers Squibb Co., 3.70%, 03/15/52		3,127	2,457,298
Pfizer Investment Enterprises Pte Ltd.
4.75%, 05/19/33		20,906	20,952,928
5.30%, 05/19/53		23,506	23,996,902
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/30		13,307	11,402,439
			58,809,567
Real Estate Management & Development — 0.1%
Aldar Investment Properties Sukuk Ltd., 4.88%, 05/24/33(e)		685	663,380
Fantasia Holdings Group Co. Ltd.
6.95%, 12/17/21(e)(h)(k)		465	10,463
Security		Par (000)	Value
Real Estate Management & Development (continued)
Fantasia Holdings Group Co. Ltd.
11.75%, 04/17/22(e)(h)(k)	USD	2,430	$ 54,675
11.88%, 06/01/23(e)(h)(k)		1,093	24,593
7.95%, 06/30/24(h)(k)		530	11,925
12.25%, 10/18/24(h)(k)		200	4,500
10.88%, 01/09/25(h)(k)		2,657	59,782
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(a)		2,299	2,276,010
Forestar Group, Inc.
3.85%, 05/15/26(a)		797	759,202
5.00%, 03/01/28(a)		1,884	1,812,425
Howard Hughes Corp. (The), 5.38%, 08/01/28(a)		2,364	2,272,099
RKPF Overseas 2019 A Ltd., 6.00%, 09/04/25(e)		345	155,250
Theta Capital Pte Ltd., 8.13%, 01/22/25(e)		500	444,430
Yanlord Land HK Co. Ltd., 5.13%, 05/20/26(e)		200	116,120
			8,664,854
Residential REITs — 0.1%
National Retail Properties, Inc., 3.50%, 04/15/51		10,907	7,878,168
Realty Income Corp.
3.10%, 12/15/29		2,947	2,701,179
4.85%, 03/15/30		2,729	2,740,972
3.25%, 01/15/31		2,181	1,981,573
			15,301,892
Semiconductors & Semiconductor Equipment — 0.3%
Broadcom, Inc.
2.60%, 02/15/33(a)		12,892	10,621,063
3.47%, 04/15/34(a)		13,742	11,955,609
3.14%, 11/15/35(a)		2,454	2,014,694
3.19%, 11/15/36(a)		12,864	10,424,397
Intel Corp.
4.90%, 08/05/52		3,009	2,944,517
5.05%, 08/05/62		2,401	2,373,365
KLA Corp.
5.00%, 03/15/49		2,871	2,846,467
3.30%, 03/01/50		5,345	4,079,716
5.25%, 07/15/62		1,937	2,020,275
NXP BV/NXP Funding LLC/NXP U.S.A., Inc.
4.30%, 06/18/29		8,465	8,209,526
2.50%, 05/11/31		2,304	1,952,064
			59,441,693
Software — 0.5%
Autodesk, Inc., 2.40%, 12/15/31		2,217	1,896,826
GoTo Group, Inc., 5.50%, 09/01/27(a)		6,500	3,144,002
MSCI, Inc.
4.00%, 11/15/29(a)		15,500	14,568,104
3.88%, 02/15/31(a)		8,390	7,665,781
3.63%, 11/01/31(a)		10,874	9,570,628
3.25%, 08/15/33(a)		8,526	7,125,919
Oracle Corp.
3.85%, 07/15/36		6,266	5,459,125
3.60%, 04/01/40		15,386	12,268,864
4.50%, 07/08/44		2,205	1,922,829
4.13%, 05/15/45		14,741	12,024,554
4.00%, 07/15/46		4,079	3,269,493
3.60%, 04/01/50		18,398	13,627,521
3.95%, 03/25/51		2,293	1,795,569
Playtika Holding Corp., 4.25%, 03/15/29(a)		465	405,735
			94,744,950
Specialized REITs — 0.0%
Extra Space Storage LP, 5.50%, 07/01/30		3,695	3,778,684

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Specialty Retail — 0.1%
Lowe’s Cos., Inc.
4.50%, 04/15/30	USD	8,234	$ 8,186,177
2.80%, 09/15/41		15,604	11,398,342
			19,584,519
Technology Hardware, Storage & Peripherals — 0.2%
CA Magnum Holdings, 5.38%, 10/31/26(e)		400	372,000
Dell International LLC/EMC Corp.
6.02%, 06/15/26		5,546	5,676,938
4.90%, 10/01/26		19,066	19,096,339
EquipmentShare.com, Inc., 9.00%, 05/15/28(a)		7,253	7,462,249
Hewlett Packard Enterprise Co., 5.25%, 07/01/28		6,046	6,180,707
SK Hynix, Inc., 6.38%, 01/17/28(e)		200	206,220
Xerox Holdings Corp., 5.00%, 08/15/25(a)		2,472	2,421,278
			41,415,731
Textiles, Apparel & Luxury Goods — 0.0%
Tapestry, Inc., 7.85%, 11/27/33		2,925	3,120,630
William Carter Co. (The), 5.63%, 03/15/27(a)		105	103,687
			3,224,317
Tobacco — 0.5%
Altria Group, Inc.
4.80%, 02/14/29		17,636	17,579,662
2.45%, 02/04/32		6,597	5,379,652
6.88%, 11/01/33		13,533	14,895,676
4.50%, 05/02/43		5,369	4,477,518
5.38%, 01/31/44		6,241	6,126,597
BAT Capital Corp.
4.54%, 08/15/47		5,190	3,984,513
4.76%, 09/06/49		12,262	9,718,789
3.98%, 09/25/50		2,859	2,012,107
7.08%, 08/02/53		15,702	16,786,326
Philip Morris International, Inc., 5.13%, 11/17/27		16,186	16,474,377
Reynolds American, Inc., 5.85%, 08/15/45		3,057	2,861,525
			100,296,742
Unknown SOI_GICs Industry — 0.3%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(a)		611	606,295
Alabama Power Co., 3.85%, 12/01/42		3,162	2,664,165
Alpha Star Holding VIII Ltd., 8.38%, 04/12/27(e)		906	942,240
Ardagh Packaging Finance PLC/Ardagh Holdings U.S.A., Inc., 5.25%, 08/15/27(a)		941	731,030
Bayer U.S. Finance LLC, 6.38%, 11/21/30(a)		17,439	17,942,274
Berry Global, Inc., 1.65%, 01/15/27		3,502	3,152,942
Braskem Netherlands Finance BV, 8.50%, 01/12/31(e)		649	605,192
Citizens Bank NA
4.12%, 05/23/25		500	487,954
6.06%, 10/24/25		250	243,892
Cloud Software Group, Inc., 9.00%, 09/30/29(a)		520	494,235
Clydesdale Acquisition Holdings, Inc., 8.75%, 04/15/30(a)		1,306	1,217,671
CNH Industrial Capital LLC, 5.45%, 10/14/25		1,826	1,833,948
Diamond II Ltd., 7.95%, 07/28/26(a)		300	301,125
Digicel Group Holdings Ltd.
Series 2A14, 0.00%, 12/31/30(a)(d)		277	57,181
Series 2B14, 0.00%, 12/31/30(a)(d)		625	128,812
Digicel International Finance Ltd./Digicel international Holdings Ltd.
(6.00% Cash and 7.00% PIK), 13.00%, 12/31/25(a)(m)		337	227,622
Series 1441, 8.75%, 05/25/24(a)		554	516,903
Security		Par (000)	Value
Unknown SOI_GICs Industry (continued)
Dominion Energy South Carolina, Inc., 6.25%, 10/15/53	USD	2,785	$ 3,210,727
Entergy Arkansas LLC, 5.30%, 09/15/33		1,891	1,935,740
Garda World Security Corp., 9.50%, 11/01/27(a)		736	741,998
Medco Maple Tree Pte Ltd., 8.96%, 04/27/29(a)		877	893,444
Melco Resorts Finance Ltd., 4.88%, 06/06/25(e)		300	291,281
MHP Lux SA, 6.25%, 09/19/29(e)		1,362	905,730
PECO Energy Co., 4.60%, 05/15/52		4,361	4,090,844
Petrorio Luxembourg Trading Sarl, 6.13%, 06/09/26(a)		729	713,983
POSCO
5.63%, 01/17/26(a)		218	219,781
5.75%, 01/17/28(a)		219	224,149
Southern California Edison Co., 6.00%, 01/15/34		2,570	2,817,970
Trivium Packaging Finance BV, 8.50%, 08/15/27(a)		708	694,193
VF Ukraine PAT via VFU Funding PLC, 6.20%, 02/11/25(e)		1,392	1,064,880
Virginia Electric & Power Co., Series A, 6.00%, 05/15/37		4,740	5,095,084
			55,053,285
Wireless Telecommunication Services — 0.6%
Kenbourne Invest SA
6.88%, 11/26/24(a)		1,463	1,012,670
6.88%, 11/26/24(e)		913	631,967
4.70%, 01/22/28(a)		285	150,338
4.70%, 01/22/28(e)		884	466,310
Millicom International Cellular SA
6.63%, 10/15/26(a)		495	481,363
5.13%, 01/15/28(e)		455	422,708
Sprint LLC
7.13%, 06/15/24		36,307	36,464,464
7.63%, 02/15/25		24,264	24,688,280
7.63%, 03/01/26		20,571	21,490,976
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 5.15%, 03/20/28(a)		298	296,169
T-Mobile U.S.A., Inc.
3.88%, 04/15/30		21,404	20,297,450
2.88%, 02/15/31		2,179	1,919,976
Vodafone Group PLC, 5.75%, 02/10/63		900	912,777
			109,235,448
Total Corporate Bonds — 26.6% (Cost: $5,119,486,656)			5,136,024,003
Fixed Rate Loan Interests
Financial Services — 0.2%
Aspen Owner LLC
Advance, 8.26%, 02/09/25(f)	24,519,244	24,519,245
Advance, 7.27%, 02/09/27(f)	4,769,718	4,769,718
		29,288,963
Real Estate Management & Development — 0.0%
OD Intermediate SUBI Holdco II LLC, Closing Date Advance, 10.00%, 04/01/26(f)	5,801,835	5,546,554
Software — 0.0%
Avaya, Inc., Tranche B-3 Term Loan, 10.00%, 12/15/27(f)	127,872	—
Total Fixed Rate Loan Interests — 0.2% (Cost: $35,076,079)		34,835,517

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Floating Rate Loan Interests
Beverages — 0.0%
City Brewing Co. LLC, Closing Date Term Loan (First Lien), (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 9.16%, 04/05/28(c)	USD	2,126	$ 1,666,847
Naked Juice LLC, Initial Loan (Second Lien), (3-mo. CME Term SOFR at 0.50% Floor + 6.00%), 11.45%, 01/24/30(c)		460	368,000
Triton Water Holdings, Inc., Initial Term Loan (First Lien), (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.86%, 03/31/28(c)		983	972,726
			3,007,573
Building Products — 0.0%
Cornerstone Building Brands, Inc., Tranche B Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.71%, 04/12/28(c)		991	988,812
Chemicals — 0.0%
Aruba Investments Holdings LLC, Initial Dollar Term Loan (First Lien), (1-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.46%, 11/24/27(c)		1,071	1,054,097
Flexsys Holdings, Inc., Initial Term Loan (First Lien), (3-mo. CME Term SOFR at 0.75% Floor + 5.25%), 10.86%, 11/01/28(c)		2,272	2,216,183
Robertshaw U.S. Holding Corp., Fifth-Out Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 8.00%), 13.45%, 02/28/27(c)(f)		1,795	215,400
SCIH Salt Holdings, Inc., Incremental Term B-1 Loan (First Lien), (3-mo. CME Term SOFR at 0.75% Floor + 4.00%), 4.00%, 03/16/27(c)		2,218	2,219,119
			5,704,799
Commercial Services & Supplies — 0.1%
Allied Universal Holdco LLC (FKA USAGM Holdco LLC), Initial U.S. Dollar Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.21%, 05/14/28(c)		3,701	3,680,979
Alorica, Inc., Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 6.88%), 12.23%, 12/21/27(c)(f)		5,230	5,125,655
American Auto Auction Group LLC, Tranche B Term Loan (First Lien), (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 10.50%, 12/30/27(c)		1,547	1,517,268
DRI Holding, Inc., Closing Date Term Loan (First Lien), (1-mo. CME Term SOFR at 0.50% Floor + 5.25%), 10.71%, 12/21/28(c)(f)		3,122	2,841,370
DS Parent, Inc., Term B Loan, (6-mo. CME Term SOFR at 0.00% Floor + 5.75%), 11.21%, 12/11/28(c)		2,019	2,016,160
Interface Security Systems LLC, Initial Term Loan, (1-mo. CME Term SOFR at 1.75% Floor + 7.00%), 12.46%, 08/07/24(c)(f)		7,059	5,241,597
Signal Parent, Inc., Initial Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.96%, 04/01/28(c)		3,359	2,981,002
			23,404,031
Construction & Engineering — 0.1%
DuPont Hotel Project Owner LLC, Loan, (1-mo. CME Term SOFR at 1.00% Floor + 2.50%), 7.97%, 04/01/24(c)(f)		12,000	11,826,849
Security		Par (000)	Value
Construction & Engineering (continued)
Helios Service Partners LLC
First A&R Amendment Incremental Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.50%), 6.50%, 03/19/27(c)(f)	USD	1,058	$ 1,057,948
First A&R Amendment Incremental Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.50%), 6.50%, 03/19/27(c)(f)		236	236,311
Second A&R Amendment Incremental Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.25%), 11.89%, 03/19/27(c)(f)		1,260	1,251,894
Second A&R Amendment Incremental Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.25%), 11.86%, 03/19/27(c)(f)		1,240	1,232,730
Orion Group HoldCo LLC
Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 11.61%, 03/19/27(c)(f)		400	395,237
First Amendment Incremental Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 11.61%, 03/19/27(c)(f)		2,362	2,362,314
First Amendment Incremental Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 11.61%, 03/19/27(c)(f)		202	202,081
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 11.61%, 03/19/27(c)(f)		40	39,482
			18,604,846
Diversified Telecommunication Services — 0.0%
Connect Finco S.a.r.l., Amendment No. 1 Refinancing Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 3.50%), 8.86%, 12/11/26(c)		2,440	2,438,254
Level 3 Financing, Inc., Tranche B 2027 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 7.22%, 03/01/27(c)		1,084	1,028,250
			3,466,504
Electronic Equipment, Instruments & Components — 0.0%
Emerald Technologies (U.S.) Acquisitionco, Inc., Term B Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.25%), 11.79%, 12/29/27(c)		1,597	1,426,627
Financial Services — 0.5%
621 17th Street Operating Co. LLC (633 17th Street Operating Co. LLC), Loan, (1-mo. LIBOR at 0.00% Floor + 0.00%), 0.00%, 11/15/24(c)(f)(h)(k)		7,082	1,408,273
BRE Park Avenue Tower Owner LLC, Mezzanine A Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.17%), 7.52%, 03/09/24(c)(f)		16,743	15,710,855
BSREP II Houston Office 1HC Owner LLC, Mezzanine Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.21%), 7.57%, 03/20/24(c)(f)		12,143	7,483,160
HLP Hotel LLC, Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 3.55%), 8.91%, 09/09/26(c)(f)		12,200	11,994,693
HP LQ Investment LP, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.44- 7.70%%, 12/09/26(c)(f)		10,276	10,004,787

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Financial Services (continued)
Mensa II Austin Hotel LP, Promissory Note A-3, (1-mo. CME Term SOFR at 0.25% Floor + 3.59%), 8.94%, 06/01/24(c)(f)	USD	13,503	$ 13,204,667
Project Pearl Pasco Holdings LLC, Advance, (1-mo. CME Term SOFR at 0.00% Floor + 2.86%), 8.23%, 09/15/24(c)(f)		22,795	22,738,894
The Vinoy St. Petersburg, Note A, (1-mo. CME Term SOFR at 0.39% Floor + 2.67%), 7.99%, 06/09/26(c)(f)		14,628	14,109,801
Woof Holdings, Inc., Initial Term Loan (First Lien), (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.36%, 12/21/27(c)		805	649,074
			97,304,204
Food Products — 0.0%
BCPE North Star U.S. Holdco 2, Inc., Initial Term Loan (First Lien), (1-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.47%, 06/10/28(c)		4,873	4,369,767
Shearer’s Foods LLC, Refinancing Term Loan (First Lien), (1-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.97%, 09/23/27(c)		960	960,218
			5,329,985
Health Care Providers & Services — 0.0%
Medical Solutions Holdings, Inc., Initial Term Loan (Second Lien), (1-mo. CME Term SOFR at 0.50% Floor + 7.00%), 12.46%, 11/01/29(c)		1,587	1,331,096
Hotels, Restaurants & Leisure — 0.3%
Aimbridge Acquisition Co., Inc.
2021 Term Loan (First Lien), (1-mo. CME Term SOFR at 0.00% Floor + 4.75%), 10.22%, 02/02/26		871	806,503
Initial Term Loan (2019) (First Lien), (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 9.22%, 02/01/26(c)		1,660	1,540,559
Bally’s Corp., Term B Facility Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.93%, 10/02/28(c)		11,588	10,954,726
CML Terranea Resort (AKA Long Point Development LLC), Refinancing Debt, (1-mo. CME Term SOFR at 0.00% Floor + 4.35%), 9.69%, 01/01/28(c)(f)		7,500	7,499,304
ECL Entertainment LLC, Term B Facility Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.75%), 10.11%, 09/02/30(c)		4,893	4,896,407
Fertitta Entertainment LLC, Initial B Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.36%, 01/27/29(c)		271	270,848
HRNI Holdings LLC, Term B Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.25%), 9.75%, 12/10/28(c)		8,348	8,129,038
Maverick Gaming LLC, Term B Facility Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.50%), 13.15%, 09/03/26(c)		2,757	1,977,838
Sodalite Tahoe Hotel LLC (AKA Lake Tahoe), Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.90%), 8.34%, 10/25/26(c)(f)		9,625	9,256,455
			45,331,678
Household Products — 0.0%
Conair Holdings LLC, Initial Term Loan (First Lien), (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.22%, 05/17/28(c)		535	523,528
Security		Par (000)	Value
Household Products (continued)
Kronos Acquisition Holdings, Inc., Initial Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 11.54%, 12/22/26(c)	USD	725	$ 725,942
SWF Holdings I Corp., Initial Term Loan (First Lien), (1-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.47%, 10/06/28(c)		1,956	1,749,548
			2,999,018
IT Services — 0.1%
CoreWeave Compute Acquisition Co. II LLC, Delayed Draw Loan, (3-mo. CME Term SOFR at 0.00% Floor + 8.75%), 14.12%, 07/31/28(c)(f)		9,693	9,536,181
GoTo Group, Inc., Initial Term Loan (First Lien), (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 10.28%, 08/31/27(c)		1,583	1,039,787
			10,575,968
Leisure Products — 0.0%
J & J Ventures Gaming LLC, Initial Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.61%, 04/26/28(c)		1,889	1,871,039
Machinery — 0.0%
Apex Tool Group LLC, Initial Term Loan (First Lien), (1-mo. CME Term SOFR at 0.50% Floor + 5.25%), 10.71%, 02/08/29(c)		2,874	2,513,709
Hydrofarm Holdings Group, Inc., Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.50%), 11.15%, 10/25/28(c)(f)		2,242	1,793,792
			4,307,501
Media — 0.0%
DirecTV Financing LLC, Closing Date Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 10.65%, 08/02/27(c)		1,831	1,829,252
Gray Television, Inc., Term D Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 8.46%, 12/01/28(c)		5	4,875
			1,834,127
Metals & Mining — 0.0%
American Rock Salt Co. LLC, Initial Loan (First Lien), (1-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.47%, 06/11/28(c)		546	514,364
Oil, Gas & Consumable Fuels — 0.0%
DT Midstream, Inc., Initial Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.47%, 06/12/28(c)		734	735,598
Ecopetrol SA, Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 4.75%, 09/06/30(c)		2,850	2,828,625
			3,564,223
Passenger Airlines — 0.0%
WestJet Airlines Ltd., Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 3.00%), 8.46%, 12/11/26(c)		2	2,293
Personal Care Products — 0.0%
AI Mansart (Luxembourg) Bidco S.C.S., Facility A, (3-mo. LIBOR at 0.00% Floor + 6.75%), 12.21%, 09/01/28(c)(f)		664	649,060

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Professional Services — 0.0%
Vaco Holdings LLC, Initial Term Loan, (6-mo. CME Term SOFR at 0.75% Floor + 5.00%), 10.43%, 01/21/29(c)	USD	1,636	$ 1,609,621
Software — 0.1%
ConnectWise LLC, Initial Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.97%, 09/30/28(c)		1,026	1,022,154
EIS Group Ltd.
Closing Date Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.00%), 7.00%, 07/10/28(c)(f)		12,826	12,425,424
Revolving Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.00%), 7.00%, 07/10/28(c)(f)		1,283	1,242,542
			14,690,120
Specialty Retail — 0.0%
Fanatics Commerce Intermediate Holdco LLC, Initial Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.72%, 11/23/28(c)(f)		818	813,013
Park River Holdings, Inc., Initial Term Loan (First Lien), (3-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.91%, 12/28/27(c)		523	509,545
			1,322,558
Technology Hardware, Storage & Peripherals — 0.1%
Redstone Holdco 2 LP
Initial Loan (Second Lien), (1-mo. CME Term SOFR at 0.75% Floor + 7.75%), 13.22%, 08/06/29(c)		4,728	2,860,440
Initial Term Loan (First Lien), (1-mo. CME Term SOFR at 0.75% Floor + 4.75%), 10.22%, 04/27/28(c)		4,319	3,245,621
			6,106,061
Transportation Infrastructure — 0.1%
Green Plains Operating Co. LLC, Loan, (3-mo. LIBOR + 8.00%), 13.65%, 07/20/26(c)(f)		6,081	5,853,010
Total Floating Rate Loan Interests — 1.4% (Cost: $286,688,117)			261,799,118
Foreign Agency Obligations
Argentina — 0.0%
YPF SA
8.50%, 06/27/29(e)		157	141,834
7.00%, 12/15/47(a)		664	497,933
			639,767
Chile — 0.0%
Banco del Estado de Chile, 2.70%, 01/09/25(e)		200	193,584
Empresa Nacional del Petroleo, 3.75%, 08/05/26(e)		426	403,584
			597,168
Colombia — 0.0%
Ecopetrol SA
4.13%, 01/16/25		403	392,170
8.88%, 01/13/33		574	622,252
Oleoducto Central SA, 4.00%, 07/14/27(e)		670	619,676
			1,634,098
Security		Par (000)	Value
Hungary — 0.0%
Magyar Export-Import Bank Zrt, 6.00%, 05/16/29(e)	EUR	271	$ 316,837
MFB Magyar Fejlesztesi Bank Zrt, 6.50%, 06/29/28(e)	USD	825	847,580
			1,164,417
India — 0.0%
Export-Import Bank of India, 3.88%, 03/12/24(e)		300	299,062
Greenko Wind Projects Mauritius Ltd., 5.50%, 04/06/25(e)		300	294,000
REC Ltd., 5.63%, 04/11/28(e)		200	203,066
			796,128
Indonesia — 0.0%
Bank Negara Indonesia Persero Tbk PT, 3.75%, 03/30/26(e)		420	399,420
Freeport Indonesia PT, 4.76%, 04/14/27(e)		243	239,382
Pertamina Geothermal Energy PT, 5.15%, 04/27/28(e)		510	510,956
Pertamina Persero PT, 3.65%, 07/30/29(e)		401	377,065
			1,526,823
Kuwait — 0.0%
MEGlobal BV
4.25%, 11/03/26(e)		267	257,655
2.63%, 04/28/28(a)		516	463,433
			721,088
Malaysia — 0.0%
Khazanah Capital Ltd., 4.88%, 06/01/33(e)		885	887,283
Khazanah Global Sukuk Bhd, 4.69%, 06/01/28(e)		895	898,124
			1,785,407
Mexico — 0.1%
Petroleos Mexicanos
4.88%, 01/18/24		1,107	1,101,487
7.19%, 09/12/24	MXN	25,657	1,448,186
3.63%, 11/24/25(e)	EUR	152	157,187
6.88%, 08/04/26	USD	5,934	5,734,618
6.50%, 03/13/27		5,239	4,868,996
8.75%, 06/02/29		159	153,300
5.95%, 01/28/31		297	235,669
6.70%, 02/16/32		198	163,845
			13,863,288
Morocco — 0.0%
OCP SA, 4.50%, 10/22/25(e)		761	740,073
Oman — 0.0%
EDO Sukuk Ltd., 5.88%, 09/21/33(a)		732	753,503
Panama — 0.0%
Aeropuerto Internacional de Tocumen SA, 5.13%, 08/11/61(a)		400	300,028
Peru — 0.0%
Corp Financiera de Desarrollo SA, 4.75%, 07/15/25(e)		731	722,023
Poland — 0.0%
Bank Gospodarstwa Krajowego, 6.25%, 10/31/28(a)		400	421,920
Saudi Arabia — 0.0%
Gaci First Investment Co., 5.13%, 02/14/53(e)		291	262,718

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
South Korea — 0.0%
Korea National Oil Corp.
4.75%, 04/03/26(e)	USD	200	$ 198,992
4.88%, 04/03/28(e)		200	201,108
			400,100
United Arab Emirates — 0.0%
DAE Funding LLC, 2.63%, 03/20/25(e)		468	448,377
DP World Salaam, 6.00%(e)(l)		599	596,400
MDGH GMTN RSC Ltd., 4.38%, 11/22/33(a)		235	228,622
			1,273,399
Total Foreign Agency Obligations — 0.1% (Cost: $26,921,274)			27,601,948
Foreign Government Obligations
Angola — 0.0%
Republic of Angola, 8.75%, 04/14/32(a)		1,078	949,988
Argentina — 0.0%
Republic of Argentina
3.63%, 07/09/35(b)		1,433	485,042
4.25%, 01/09/38(b)		1,278	504,324
			989,366
Bahrain — 0.0%
Kingdom of Bahrain
5.45%, 09/16/32(e)		400	366,625
7.50%, 09/20/47(e)		336	315,630
			682,255
Benin — 0.0%
Republic of Benin
4.88%, 01/19/32(e)	EUR	295	265,112
6.88%, 01/19/52(e)		294	255,027
			520,139
Brazil — 0.0%
Brazil Letras do Tesouro Nacional, 0.00%, 04/01/24(d)	BRL	24,000	4,815,627
Chile — 0.0%
Republic of Chile, 4.34%, 03/07/42	USD	545	485,561
Colombia — 0.2%
Colombian TES
7.50%, 08/26/26	COP	44,074,600	10,864,829
5.75%, 11/03/27		14,812,000	3,381,675
6.00%, 04/28/28		27,858,100	6,329,290
7.75%, 09/18/30		16,961,900	3,974,536
Republic of Colombia
4.50%, 01/28/26	USD	467	457,660
3.88%, 04/25/27		400	381,125
3.13%, 04/15/31		576	468,180
8.00%, 04/20/33		340	371,131
8.00%, 11/14/35		200	218,563
4.13%, 05/15/51		1,433	949,810
			27,396,799
Costa Rica — 0.0%
Republic of Costa Rica
6.55%, 04/03/34(e)		266	275,443
7.30%, 11/13/54(a)		420	455,238
			730,681
Côte d’Ivoire — 0.0%
Republic of Cote d’Ivoire
6.38%, 03/03/28(e)		957	938,159
Security		Par (000)	Value
Côte d’Ivoire (continued)
Republic of Cote d’Ivoire
5.88%, 10/17/31(e)	EUR	200	$ 197,469
4.88%, 01/30/32(e)		215	199,522
6.13%, 06/15/33(e)	USD	400	367,250
6.88%, 10/17/40(e)	EUR	252	232,380
6.63%, 03/22/48(e)		239	209,756
			2,144,536
Czechia — 0.1%
Czech Republic
5.50%, 12/12/28	CZK	88,530	4,284,315
2.75%, 07/23/29		111,480	4,727,834
5.00%, 09/30/30		47,760	2,292,950
4.20%, 12/04/36(e)		15,830	733,742
			12,038,841
Dominican Republic — 0.0%
Dominican Republic
6.88%, 01/29/26(e)	USD	251	255,192
5.95%, 01/25/27(e)		453	453,942
4.50%, 01/30/30(a)		553	508,069
7.05%, 02/03/31(a)		150	157,342
4.88%, 09/23/32(a)		847	770,042
4.88%, 09/23/32(e)		186	169,100
			2,313,687
Egypt — 0.0%
Arab Republic of Egypt
6.38%, 04/11/31(e)	EUR	361	254,932
7.63%, 05/29/32(e)	USD	321	222,192
8.50%, 01/31/47(e)		1,579	979,967
7.90%, 02/21/48(e)		1,645	987,514
7.50%, 02/16/61(a)		200	116,313
7.50%, 02/16/61(e)		1,024	595,520
			3,156,438
Ghana — 0.0%
Republic of Ghana
7.63%, 05/16/29(e)(h)(k)		1,133	487,190
8.95%, 03/26/51(e)(h)(k)		446	191,501
			678,691
Guatemala — 0.0%
Republic of Guatemala
4.50%, 05/03/26(e)		200	193,712
4.88%, 02/13/28(e)		3,791	3,692,434
5.25%, 08/10/29(a)		61	59,719
7.05%, 10/04/32(a)		490	520,625
7.05%, 10/04/32(e)		260	276,250
3.70%, 10/07/33(e)		288	239,616
6.60%, 06/13/36(a)		256	263,040
4.65%, 10/07/41(a)		422	343,930
			5,589,326
Honduras — 0.0%
Republic of Honduras
5.63%, 06/24/30(a)		227	202,030
5.63%, 06/24/30(e)		1,158	1,030,620
			1,232,650
Hungary — 0.0%
Hungarian People’s Republic
5.38%, 03/25/24		16	15,996
5.25%, 06/16/29(a)		453	455,505
			471,501

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Indonesia — 0.1%
Perusahaan Penerbit SBSN Indonesia III, 4.40%, 06/06/27(a)	USD	200	$ 198,750
Republic of Indonesia
5.50%, 04/15/26	IDR	22,952,000	1,462,357
8.38%, 09/15/26		38,134,000	2,598,075
7.00%, 05/15/27		103,842,000	6,869,071
4.10%, 04/24/28	USD	400	391,750
2.85%, 02/14/30		2,600	2,346,500
6.75%, 01/15/44(e)		400	489,875
3.05%, 03/12/51		11,595	8,830,317
			23,186,695
Jordan — 0.0%
Kingdom of Jordan, 4.95%, 07/07/25(e)		455	444,478
Kenya — 0.0%
Republic of Kenya, 8.00%, 05/22/32(e)		400	361,000
Mexico — 0.7%
United Mexican States
7.50%, 06/03/27	MXN	82,900	4,628,994
3.75%, 01/11/28	USD	200	192,688
8.50%, 03/01/29	MXN	526,910	30,294,920
8.50%, 05/31/29		929,241	53,621,381
2.66%, 05/24/31	USD	27,026	22,794,742
6.35%, 02/09/35		358	374,446
8.50%, 11/18/38	MXN	88,544	4,979,081
4.50%, 01/31/50	USD	25,868	21,090,504
6.34%, 05/04/53		825	839,953
			138,816,709
Morocco — 0.0%
Kingdom of Morocco
5.95%, 03/08/28(a)		200	204,875
6.50%, 09/08/33(a)		448	472,220
			677,095
Nigeria — 0.0%
Republic of Nigeria
8.38%, 03/24/29(a)		200	191,562
8.75%, 01/21/31(e)		538	511,940
7.88%, 02/16/32(e)		323	289,590
7.38%, 09/28/33(e)		1,108	942,839
7.63%, 11/28/47(e)		701	554,358
9.25%, 01/21/49(e)		523	470,210
			2,960,499
North Macedonia — 0.0%
Republic of North Macedonia, 6.96%, 03/13/27(e)	EUR	231	265,807
Oman — 0.0%
Sultanate of Oman
6.50%, 03/08/47(e)	USD	600	611,250
6.75%, 01/17/48(e)		426	444,771
			1,056,021
Panama — 0.2%
Republic of Panama
3.88%, 03/17/28		17,669	16,288,609
3.16%, 01/23/30		4,887	4,158,532
6.40%, 02/14/35		1,815	1,769,625
6.85%, 03/28/54		1,007	940,286
4.50%, 04/01/56		10,739	7,201,842
			30,358,894
Security		Par (000)	Value
Paraguay — 0.0%
Republic of Paraguay
2.74%, 01/29/33(e)	USD	200	$ 164,000
3.85%, 06/28/33(e)		666	588,744
5.60%, 03/13/48(e)		210	191,940
			944,684
Peru — 0.0%
Republic of Peru
2.78%, 01/23/31		287	249,421
1.86%, 12/01/32		654	510,937
3.55%, 03/10/51		9,365	7,085,208
			7,845,566
Philippines — 0.1%
Republic of the Philippines
3.00%, 02/01/28		11,468	10,797,839
3.20%, 07/06/46		15,450	11,862,703
			22,660,542
Poland — 0.1%
Republic of Poland
2.75%, 10/25/29	PLN	38,772	8,801,754
4.88%, 10/04/33	USD	87	87,935
4.25%, 02/14/43(e)	EUR	258	299,342
5.50%, 04/04/53	USD	386	401,598
			9,590,629
Qatar — 0.0%
State of Qatar, 4.63%, 06/02/46(e)		3,853	3,675,107
Romania — 0.0%
Romania
5.25%, 11/25/27(a)		92	91,164
2.13%, 03/07/28(e)	EUR	1,275	1,274,707
2.88%, 03/11/29(e)		190	189,619
2.50%, 02/08/30(e)		200	191,100
2.12%, 07/16/31(e)		237	207,982
			1,954,572
Russian Federation — 0.0%
Russian Federation, 6.10%, 07/18/35(h)(k)	RUB	363,972	1,243,826
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia
4.50%, 04/17/30(e)	USD	200	199,937
5.00%, 01/18/53(a)		400	375,875
3.45%, 02/02/61(e)		1,877	1,316,833
			1,892,645
Senegal — 0.0%
Republic of Senegal, 6.25%, 05/23/33(e)		400	356,250
South Africa — 0.1%
Republic of South Africa
4.85%, 09/30/29		440	411,950
7.00%, 02/28/31	ZAR	174,563	7,991,576
5.88%, 04/20/32	USD	296	280,371
5.00%, 10/12/46		513	377,696
			9,061,593
Supranational — 0.3%
European Union
2.50%, 10/04/52(e)	EUR	13,790	13,512,078
3.00%, 03/04/53(e)		38,550	41,749,536
			55,261,614
Trinidad and Tobago — 0.0%
Republic of Trinidad & Tobago, 5.95%, 01/14/31(a)	USD	442	456,365

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Ukraine — 0.0%
Ukraine Government
7.75%, 09/01/25(e)(h)(k)	USD	105	$ 30,870
8.99%, 02/01/26(e)		200	58,600
7.75%, 09/01/28(e)(h)(k)		424	116,388
7.75%, 09/01/29(e)(h)(k)		1,941	526,496
4.38%, 01/27/32(e)(h)(k)	EUR	1,274	282,693
7.38%, 09/25/34(e)(h)(k)	USD	3,504	814,680
7.38%, 09/25/34(a)(h)(k)		728	169,260
7.25%, 03/15/35(a)(h)(k)		1,173	272,136
7.25%, 03/15/35(e)(h)(k)		3,093	717,576
7.75%, 08/01/41(c)(e)(h)(k)		1,664	740,147
			3,728,846
Uruguay — 0.1%
Oriental Republic of Uruguay
4.38%, 10/27/27		5,923	5,950,775
5.75%, 10/28/34		475	514,217
5.10%, 06/18/50		6,207	6,220,177
			12,685,169
Uzbekistan — 0.0%
Republic of Uzbekistan, 7.85%, 10/12/28(a)		431	450,126
Total Foreign Government Obligations — 2.0% (Cost: $407,855,967)			394,130,818
	Shares
Investment Companies
Equity Funds — 0.1%
Formentera Partners Fund II LP(f)(n)(o)	—	3,938,043
VanEck Semiconductor ETF(p)	67,200	11,751,264
		15,689,307
Fixed-Income Funds — 0.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF(p)(q)	239,000	26,447,740
Total Investment Companies — 0.2% (Cost: $39,565,358)		42,137,047
		Par (000)
Municipal Bonds
California — 0.3%
Bay Area Toll Authority, RB, Series S1, 7.04%, 04/01/50	USD	9,275	11,743,600
Los Angeles Community College District, GO, 6.60%, 08/01/42		3,990	4,691,018
Los Angeles Unified School District
GO, 5.75%, 07/01/34		555	591,075
GO, 6.76%, 07/01/34		9,940	11,242,535
State of California
GO, 7.55%, 04/01/39		4,000	5,038,245
Refunding GO, 4.60%, 04/01/38		22,215	21,356,940
University of California, RB, 4.86%, 05/15/2112		2,467	2,297,022
			56,960,435
Georgia — 0.0%
Municipal Electric Authority of Georgia, RB, 6.64%, 04/01/57		3,223	3,688,590
Illinois — 0.1%
State of Illinois, GO, 5.10%, 06/01/33		17,635	17,438,865
Security		Par (000)	Value
Massachusetts — 0.0%
Massachusetts HFA, RB, Series A, 4.50%, 12/01/48	USD	395	$ 373,877
New Jersey — 0.0%
New Jersey Turnpike Authority, RB, Series F, 7.41%, 01/01/40		4,596	5,747,044
New York — 0.1%
Metropolitan Transportation Authority
RB, 5.87%, 11/15/39		985	1,010,657
RB, 6.67%, 11/15/39		3,060	3,368,873
RB, Series E, 6.81%, 11/15/40		1,025	1,140,291
New York City Water & Sewer System
RB, 6.01%, 06/15/42		2,430	2,740,906
RB, 5.88%, 06/15/44		1,665	1,854,015
New York State Dormitory Authority, RB, Series H, 5.39%, 03/15/40		1,470	1,527,118
Port Authority of New York & New Jersey
RB, 5.65%, 11/01/40		2,780	2,992,971
RB, 4.96%, 08/01/46		5,020	4,983,645
RB, 4.93%, 10/01/51		1,400	1,395,224
			21,013,700
Ohio — 0.0%
American Municipal Power, Inc., RB, Series B, 8.08%, 02/15/50		3,555	4,790,998
Texas — 0.1%
City of San Antonio, TX Electric & Gas Systems Revenue, RB, 5.81%, 02/01/41		4,375	4,754,066
State of Texas, GO, 5.52%, 04/01/39		5,715	6,148,206
			10,902,272
Total Municipal Bonds — 0.6% (Cost: $134,675,034)			120,915,781
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 4.3%
A&D Mortgage Trust, Series 2023-NQM5, Class A1, 7.05%, 11/25/68(a)(b)		10,132	10,315,481
Adjustable Rate Mortgage Trust, Series 2005-8, Class 3A1, 4.52%, 11/25/35(c)		3,743	2,600,925
Ajax Mortgage Loan Trust
Series 2017-D, Class B, 0.00%, 12/25/57(a)(c)(d)		23	9,572
Series 2020-C, Class A, 2.25%, 09/27/60(a)(b)		323	320,159
Series 2020-C, Class B, 5.00%, 09/27/60(a)(b)		2,981	2,912,961
Series 2020-C, Class C, 0.00%, 09/27/60(a)(d)		9,346	7,632,649
Series 2020-D, Class A, 2.25%, 06/25/60(a)(b)		3,289	3,241,139
Series 2020-D, Class B, 5.00%, 06/25/60(a)(b)		4,238	4,152,164
Series 2020-D, Class C, 0.00%, 06/25/60(a)(d)		9,981	7,478,033
Series 2021-C, Class A, 2.12%, 01/25/61(a)(b)		10,199	9,871,422
Series 2021-C, Class B, 3.72%, 01/25/61(a)(b)		3,277	2,998,429
Series 2021-C, Class C, 0.00%, 01/25/61(a)(d)		8,189	7,640,234
Series 2021-D, Class A, 2.00%, 03/25/60(a)(b)		22,295	21,383,325
Series 2021-D, Class B, 4.00%, 03/25/60(a)(c)		5,836	5,328,055
Series 2021-D, Class C, 0.00%, 03/25/60(a)(c)(d)		8,538	7,987,379
Series 2021-E, Class A1, 1.74%, 12/25/60(a)(c)		22,792	19,824,049
Series 2021-E, Class A2, 2.69%, 12/25/60(a)(c)		4,422	3,680,185
Series 2021-E, Class B1, 3.73%, 12/25/60(a)(c)		2,669	2,237,144
Series 2021-E, Class B3, 3.77%, 12/25/60(a)(c)		7,628	2,325,273
Series 2021-E, Class M1, 2.94%, 12/25/60(a)(c)		1,744	1,436,218

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Ajax Mortgage Loan Trust
Series 2021-E, Class SA, 0.00%, 12/25/60(a)(c)(d)	USD	89	$ 40,915
Series 2021-F, Class A, 1.88%, 06/25/61(a)(b)		39,548	37,727,758
Series 2021-F, Class B, 3.75%, 06/25/61(a)(b)		6,403	5,842,652
Series 2021-F, Class C, 0.00%, 06/25/61(a)(d)		11,863	9,497,659
Series 2022-A, Class A1, 3.50%, 10/25/61(a)(b)		20,747	19,848,923
Series 2022-A, Class A2, 3.00%, 10/25/61(a)(c)		1,244	1,079,588
Series 2022-A, Class A3, 3.00%, 10/25/61(a)(c)		664	565,183
Series 2022-A, Class B, 3.00%, 10/25/61(a)		4,977	3,580,642
Series 2022-A, Class C, 3.00%, 10/25/61(a)		2,460	2,050,563
Series 2022-A, Class M1, 3.00%, 10/25/61(a)		726	603,037
Series 2022-A, Class M2, 3.00%, 10/25/61(a)		3,256	2,604,441
Series 2022-A, Class M3, 3.00%, 10/25/61(a)		207	160,181
Series 2022-B, Class A1, 3.50%, 03/27/62(a)(b)		22,539	21,213,902
Series 2022-B, Class A2, 3.00%, 03/27/62(a)(c)		937	762,803
Series 2022-B, Class A3, 3.00%, 03/27/62(a)(c)		803	637,146
Series 2022-B, Class B, 3.00%, 03/27/62(a)		4,464	2,901,975
Series 2022-B, Class C, 3.00%, 03/27/62(a)		3,173	2,411,095
Series 2022-B, Class M1, 3.00%, 03/27/62(a)		603	465,738
Series 2022-B, Class M2, 3.00%, 03/27/62(a)		2,991	2,213,434
Series 2023-A, Class A1, 3.50%, 07/25/62(a)(b)		28,263	26,553,234
Series 2023-A, Class A2, 3.00%, 07/25/62(a)(c)		1,258	1,072,966
Series 2023-A, Class A3, 2.50%, 07/25/62(a)(c)		713	570,358
Series 2023-A, Class B, 2.50%, 07/25/62(a)(c)		4,194	2,906,850
Series 2023-A, Class C, 2.50%, 07/25/62(a)(c)		2,390	1,975,785
Series 2023-A, Class M1, 2.50%, 07/25/62(a)(c)		2,160	1,676,545
Series 2023-C, Class A1, 3.50%, 05/25/63(a)(b)		26,313	24,767,036
Series 2023-C, Class A2, 3.00%, 05/25/63(a)(c)		1,567	1,299,724
Series 2023-C, Class A3, 2.50%, 05/25/63(a)(c)		836	651,433
Series 2023-C, Class C, 2.50%, 05/25/63(a)(c)		6,695	5,315,014
Series 2023-C, Class M1, 2.50%, 05/25/63(a)(c)		731	553,961
Series 2023-C, Class M2, 2.50%, 05/25/63(a)(c)		4,534	3,143,370
American Home Mortgage Assets Trust
Series 2006-3, Class 2A11, (12-mo. Federal Reserve Cumulative Average US + 0.94%), 5.95%, 10/25/46(c)		600	405,789
Series 2006-4, Class 1A12, (1-mo. CME Term SOFR + 0.32%), 5.68%, 10/25/46(c)		1,669	876,144
Series 2007-1, Class A1, (12-mo. Federal Reserve Cumulative Average US + 0.70%), 5.71%, 02/25/47(c)		617	223,808
American Home Mortgage Investment Trust, Series 2007-1, Class GA1C, (1-mo. CME Term SOFR + 0.30%), 5.66%, 05/25/47(c)		2,316	1,236,605
Angel Oak Mortgage Trust
Series 2020-4, Class A3, 2.81%, 06/25/65(a)(c)		797	748,230
Series 2022-2, Class A1, 3.35%, 01/25/67(a)(c)		446	405,912
Series 2023-7, Class A1, 4.80%, 11/25/67(a)(b)		12,550	12,182,099
Angel Oak Mortgage Trust LLC, Series 2020-3, Class A3, 2.87%, 04/25/65(a)(c)		1,398	1,313,011
APS Resecuritization Trust
Series 2016-1, Class 1MZ, 3.03%, 07/31/57(a)(c)		8,128	3,243,377
Series 2016-3, Class 3A, (1-mo. CME Term SOFR + 2.96%), 8.32%, 09/27/46(a)(c)		404	403,326
ARI Investments LLC, Series 2019-1, 4.55%, 01/30/25(f)		3,151	3,088,481
Banc of America Funding Trust
Series 2014-R2, Class 1C, 0.00%, 11/26/36(a)(c)(d)		3,437	1,034,451
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Banc of America Funding Trust
Series 2016-R2, Class 1A1, 4.70%, 05/01/33(a)(c)	USD	895	$ 880,273
Barclays Mortgage Loan Trust
Series 2021-NPL1, Class A, 2.00%, 11/25/51(a)(b)		21,917	20,230,230
Series 2021-NPL1, Class B, 4.63%, 11/25/51(a)(b)		3,139	2,901,564
Series 2021-NPL1, Class C, 0.00%, 11/25/51(a)(d)		6,899	6,894,807
Series 2022-NQM1, Class A1, 4.55%, 07/25/52(a)(b)		5,793	5,673,415
Series 2022-RPL1, Class A, 4.25%, 02/25/28(a)(b)		12,204	11,839,239
Series 2022-RPL1, Class B, 4.25%, 02/25/28(a)(b)		2,105	1,917,231
Series 2022-RPL1, Class C, 0.00%, 02/25/28(a)(d)		3,660	1,572,958
Series 2022-RPL1, Class SA, 0.00%, 02/25/28(a)(d)		123	69,822
Series 2023-NQM3, Class A1, 6.90%, 10/25/63(a)(b)		38,871	39,325,040
Series 2023-NQM3, Class A2, 7.36%, 10/25/63(a)(b)		6,180	6,272,159
Series 2023-NQM3, Class A3, 7.69%, 10/25/63(a)(b)		3,732	3,794,438
Series 2023-NQM3, Class B1, 8.10%, 10/25/63(a)(c)		1,917	1,995,365
Series 2023-NQM3, Class B2, 8.10%, 10/25/63(a)(c)		1,613	1,633,339
Series 2023-NQM3, Class B3, 8.10%, 10/25/63(a)(c)		4,413	3,630,207
Series 2023-NQM3, Class M1, 8.10%, 10/25/63(a)(c)		3,196	3,381,164
Series 2023-NQM3, Class SA, 0.00%, 10/25/63(a)(c)(d)		5	4,801
BCAP LLC Trust, Series 2011-RR5, Class 11A5, (1-mo. CME Term SOFR + 0.26%), 4.30%, 05/28/36(a)(c)		1,930	1,826,565
Bear Stearns ALT-A Trust
Series 2006-2, Class 22A1, 3.97%, 03/25/36(c)		3,325	2,102,827
Series 2007-1, Class 1A1, (1-mo. CME Term SOFR + 0.43%), 5.79%, 01/25/47(c)		872	706,680
Bear Stearns Asset-Backed Securities I Trust, Series 2005-AC9, Class A5, 6.25%, 12/25/35(b)		150	128,687
Bear Stearns Mortgage Funding Trust
Series 2006-SL1, Class A1, (1-mo. CME Term SOFR + 0.39%), 5.75%, 08/25/36(c)		345	335,690
Series 2007-AR2, Class A1, (1-mo. CME Term SOFR + 0.45%), 5.81%, 03/25/37(c)		197	180,831
Series 2007-AR3, Class 1A1, (1-mo. CME Term SOFR + 0.25%), 5.61%, 03/25/37(c)		347	292,751
Series 2007-AR4, Class 2A1, (1-mo. CME Term SOFR + 0.32%), 5.68%, 06/25/37(c)		318	295,765
BlackRock Capital Finance LP, Series 1997-R2, Class AP, 1.82%, 12/25/35(a)(c)(f)(q)		3	—
Chase Mortgage Finance Trust, Series 2007-S6, Class 1A1, 6.00%, 12/25/37		18,871	7,938,985
CHNGE Mortgage Trust
Series 2022-1, Class A1, 3.01%, 01/25/67(a)(c)		2,109	1,914,147
Series 2022-4, Class A1, 6.00%, 10/25/57(a)(b)		720	717,689

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
CIM Trust, Series 2023-I2, Class A2, 6.85%, 12/25/67(a)(b)	USD	3,726	$ 3,767,636
Citicorp Mortgage Securities Trust
Series 2007-9, Class 1A1, 6.25%, 12/25/37		1,089	915,858
Series 2008-2, Class 1A1, 6.50%, 06/25/38		3,496	2,737,142
CitiMortgage Alternative Loan Trust, Series 2007-A6, Class 1A11, 6.00%, 06/25/37		492	427,221
COLT Mortgage Loan Trust, Series 2020-3, Class A3, 2.38%, 04/27/65(a)(c)		267	250,931
Countrywide Alternative Loan Trust
Series 2005-22T1, Class A1, (1-mo. CME Term SOFR + 0.46%), 5.42%, 06/25/35(c)		2,618	2,166,296
Series 2005-76, Class 2A1, (12-mo. Federal Reserve Cumulative Average US + 1.00%), 6.01%, 02/25/36(c)		448	401,506
Series 2006-11CB, Class 3A1, 6.50%, 05/25/36		1,365	675,300
Series 2006-15CB, Class A1, 6.50%, 06/25/36		309	145,785
Series 2006-23CB, Class 2A5, (1-mo. CME Term SOFR + 0.51%), 5.87%, 08/25/36(c)		4,853	980,687
Series 2006-OA14, Class 1A1, (12-mo. Federal Reserve Cumulative Average US + 1.73%), 6.74%, 11/25/46(c)		2,025	1,556,867
Series 2006-OA16, Class A2, (1-mo. CME Term SOFR + 0.49%), 5.85%, 10/25/46(c)		2,239	2,012,072
Series 2006-OA16, Class A4C, (1-mo. CME Term SOFR + 0.79%), 6.15%, 10/25/46(c)		3,534	2,522,636
Series 2006-OA21, Class A1, (1-mo. CME Term SOFR + 0.30%), 5.66%, 03/20/47(c)		5,038	4,101,080
Series 2006-OA8, Class 1A1, (1-mo. CME Term SOFR + 0.49%), 5.85%, 07/25/46(c)		245	207,282
Series 2006-OC10, Class 2A3, (1-mo. CME Term SOFR + 0.57%), 5.93%, 11/25/36(c)		1,608	1,300,067
Series 2006-OC7, Class 2A3, (1-mo. CME Term SOFR + 0.61%), 5.97%, 07/25/46(c)		1,683	1,413,054
Series 2007-14T2, Class A1, 6.00%, 07/25/37		2,093	1,022,049
Series 2007-3T1, Class 1A1, 6.00%, 04/25/37		267	128,042
Series 2007-AL1, Class A1, (1-mo. CME Term SOFR + 0.36%), 5.72%, 06/25/37(c)		4,390	3,487,686
Series 2007-OA3, Class 1A1, (1-mo. CME Term SOFR + 0.39%), 5.75%, 04/25/47(c)		609	533,217
Series 2007-OA3, Class 2A2, (1-mo. CME Term SOFR + 0.47%), 5.83%, 04/25/47(c)		2	195
Series 2007-OA8, Class 2A1, (1-mo. CME Term SOFR + 0.47%), 5.83%, 06/25/47(c)		189	142,868
Series 2007-OH2, Class A2A, (1-mo. CME Term SOFR + 0.59%), 5.95%, 08/25/47(c)		208	181,846
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2004-29, Class 1A1, (1-mo. CME Term SOFR + 0.65%), 6.01%, 02/25/35(c)		123	110,058
Series 2005-16, Class A28, 5.50%, 09/25/35		3,050	1,979,543
Series 2006-OA4, Class A1, (12-mo. Federal Reserve Cumulative Average US + 0.96%), 5.97%, 04/25/46(c)		1,205	366,918
Series 2006-OA5, Class 3A1, (1-mo. CME Term SOFR + 0.31%), 5.87%, 04/25/46(c)		381	352,442
Series 2007-15, Class 2A2, 6.50%, 09/25/37		7,446	2,741,834
Credit Suisse Mortgage Capital Certificates
Series 2009-12R, Class 3A1, 6.50%, 10/27/37(a)		8,101	3,259,189
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Credit Suisse Mortgage Capital Certificates
Series 2021-RPL9, Class A1, 2.44%, 02/25/61(a)(c)	USD	10,395	$ 9,973,385
Credit Suisse Mortgage Capital Trust, Series 2006-4, Class 1A4, 6.00%, 05/25/36		742	418,889
Credit Suisse Mortgage Trust
Series 2006-4, Class 1A3, 6.00%, 05/25/36		982	554,139
Series 2014-4R, Class 16A3, (1-mo. CME Term SOFR + 0.31%), 3.83%, 02/27/36(a)(c)		427	398,645
Series 2014-9R, Class 9A1, (1-mo. CME Term SOFR + 0.23%), 5.70%, 08/27/36(a)(c)		731	569,806
Series 2020-RPL2, Class A12, 3.53%, 02/25/60(a)(c)		2,291	2,290,523
Series 2022-NQM3, Class A1B, 4.27%, 03/25/67(a)(c)		3,821	3,547,379
Series 2022-NQM6, Class PT, 9.44%, 12/25/67(a)(c)		14,662	15,151,833
Cross Mortgage Trust, Series 2023-H2, Class A1A, 7.14%, 11/25/68(a)(b)		3,398	3,453,590
CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-10, Class 10A1, (1-mo. CME Term SOFR + 1.46%), 6.25%, 11/25/35(c)		1,196	280,739
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA4, Class A2A, (1-mo. CME Term SOFR + 0.45%), 5.81%, 08/25/47(c)		814	723,394
Deutsche Alt-B Securities Mortgage Loan Trust
Series 2006-AB3, Class A3, 6.51%, 07/25/36(c)		283	230,722
Series 2006-AB3, Class A8, 6.36%, 07/25/36(c)		181	147,132
GCAT Trust
Series 2022-HX1, Class A1, 2.89%, 12/27/66(a)(c)		363	323,038
Series 2022-NQM4, Class A1, 5.27%, 08/25/67(a)(b)		5,734	5,644,396
Series 2023-NQM4, Class A1, 4.25%, 05/25/67(a)(c)		6,712	6,137,007
GreenPoint Mortgage Funding Trust, Series 2006-AR2, Class 4A1, (12-mo. Federal Reserve Cumulative Average US + 2.00%), 7.01%, 03/25/36(c)		433	379,491
GS Mortgage Securities Trust, Series 2019-PJ2, Class B4, 4.38%, 11/25/49(a)(c)		1,453	1,275,680
GS Mortgage-Backed Securities Trust, Series 2022-NQM1, Class A4, 4.00%, 05/25/62(a)(c)		681	629,008
GSR Mortgage Loan Trust
Series 2007-1F, Class 2A4, 5.50%, 01/25/37		49	65,026
Series 2007-OA2, Class 2A1, 3.06%, 06/25/47(c)		882	544,814
HarborView Mortgage Loan Trust
Series 2006-12, Class 1A1A, (1-mo. CME Term SOFR + 0.52%), 5.88%, 12/19/36(c)		5,333	4,233,887
Series 2007-4, Class 2A2, (1-mo. CME Term SOFR + 0.61%), 5.72%, 07/19/47(c)		406	374,008
Homeward Opportunities Fund I Trust
Series 2020-2, Class A3, 3.20%, 05/25/65(a)(c)		5,763	5,478,341
Series 2022-1, Class A1, 5.08%, 07/25/67(a)(b)		10,321	10,143,371
Impac CMB Trust
Series 2004-11, Class 1A2, (1-mo. CME Term SOFR + 0.63%), 5.99%, 03/25/35(c)		682	681,892
Series 2005-6, Class 1A1, (1-mo. CME Term SOFR + 0.61%), 5.97%, 10/25/35(c)		496	431,081

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Impac Secured Assets Trust, Series 2006-3, Class A1, (1-mo. CME Term SOFR + 0.45%), 5.81%, 11/25/36(c)	USD	892	$ 791,321
IndyMac Index Mortgage Loan Trust
Series 2006-AR15, Class A1, (1-mo. CME Term SOFR + 0.35%), 5.71%, 07/25/36(c)		299	292,360
Series 2007-AR19, Class 3A1, 3.69%, 09/25/37(c)		2,507	1,673,367
Series 2007-FLX5, Class 2A2, (1-mo. CME Term SOFR + 0.35%), 5.71%, 08/25/37(c)		534	463,972
JPMorgan Alternative Loan Trust
Series 2007-A1, Class 1A4, (1-mo. CME Term SOFR + 0.53%), 5.89%, 03/25/37(c)		951	880,772
Series 2007-A2, Class 2A1, 4.76%, 05/25/37(c)		183	163,728
JPMorgan Mortgage Trust
Series 2021-4, Class B3, 2.90%, 08/25/51(a)(c)		3,610	2,676,288
Series 2021-INV5, Class A5A, 2.50%, 12/25/51(a)(c)		9,154	7,302,109
Series 2021-INV5, Class B4, 3.19%, 12/25/51(a)(c)		1,268	917,694
Series 2021-INV5, Class B5, 3.19%, 12/25/51(a)(c)		444	286,752
Series 2021-INV5, Class B6, 2.90%, 12/25/51(a)(c)		1,513	610,953
Series 2021-INV7, Class A3A, 2.50%, 02/25/52(a)(c)		25,306	22,100,860
Series 2021-INV7, Class A4A, 2.50%, 02/25/52(a)(c)		10,539	6,811,090
Series 2021-INV7, Class A5A, 2.50%, 02/25/52(a)(c)		5,446	4,344,198
Series 2021-INV7, Class B1, 3.27%, 02/25/52(a)(c)		3,215	2,603,634
Series 2021-INV7, Class B2, 3.27%, 02/25/52(a)(c)		755	604,727
Series 2021-INV7, Class B3, 3.27%, 02/25/52(a)(c)		1,050	816,866
Series 2021-INV7, Class B4, 3.27%, 02/25/52(a)(c)		558	409,530
Series 2021-INV7, Class B5, 3.27%, 02/25/52(a)(c)		230	153,297
Series 2021-INV7, Class B6, 3.20%, 02/25/52(a)(c)		750	298,854
Legacy Mortgage Asset Trust
Series 2020-SL1, Class A, 5.73%, 01/25/60(a)(b)		316	316,084
Series 2021-GS2, Class A1, 1.75%, 04/25/61(a)(b)		17,267	16,669,734
Lehman XS Trust
Series 2007-16N, Class AF2, (1-mo. CME Term SOFR + 2.01%), 7.37%, 09/25/47(c)		1,746	2,252,307
Series 2007-20N, Class A1, (1-mo. CME Term SOFR + 2.41%), 7.77%, 12/25/37(c)		457	434,486
MASTR Resecuritization Trust, Series 2008-3, Class A1, 6.01%, 08/25/37(a)(c)		641	233,562
MCM Trust
Series 2021-VFN1, Class Cert, 0.00%, 09/25/31(f)		14,556	9,576,951
Series 2021-VFN1, Class Note, 2.50%, 09/25/31(f)		21,064	20,201,702
Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR2, Class A2, (1-mo. CME Term SOFR + 0.53%), 5.89%, 04/25/37(c)		1,074	854,702
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 6A1, 4.35%, 05/25/36(c)	USD	564	$ 502,255
MFA Trust
Series 2020-NQM1, Class A3, 2.30%, 08/25/49(a)(c)		137	125,216
Series 2021-NQM1, Class B1, 3.51%, 04/25/65(a)(c)		3,310	2,549,375
Morgan Stanley Resecuritization Trust, Series 2013-R7, Class 1B, (1-mo. CME Term SOFR + 0.27%), 5.78%, 12/26/46(a)(c)		713	649,818
Morgan Stanley Residential Mortgage Loan Trust, Series 2014-1A, Class B3, 6.89%, 06/25/44(a)(c)		323	316,664
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class A85, (1-mo. LIBOR US + 0.34%), 5.80%, 04/16/36(a)(c)		1,937	1,845,779
NACC Reperforming Loan REMIC Trust
Series 2004-R1, Class A1, 6.50%, 03/25/34(a)		1,710	1,480,401
Series 2004-R1, Class A2, 7.50%, 03/25/34(a)		393	351,255
New Residential Mortgage Loan Trust
Series 2019-2A, Class A1, 4.25%, 12/25/57(a)(c)		774	743,783
Series 2020-RPL1, Class B3, 3.88%, 11/25/59(a)(c)		6,210	4,404,206
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2001-R1A, Class A, 7.00%, 02/19/30(a)(c)		267	257,917
Series 2006-AF1, Class 1A4, 7.13%, 05/25/36(b)		516	97,476
Series 2007-2, Class A4, (1-mo. CME Term SOFR + 0.53%), 6.31%, 06/25/37(c)		272	216,830
NYMT Loan Trust, Series 2020-SP2, Class A1, 5.94%, 10/25/60(a)(c)		10,917	10,868,181
Preston Ridge Partners Mortgage LLC
Series 2022-1, Class A1, 3.72%, 02/25/27(a)(b)		738	711,634
Series 2023-1, Class A1, 6.88%, 02/25/28(a)(c)		8,057	8,136,898
PRKCM Trust
Series 2021-AFC2, Class A1, 2.07%, 11/25/56(a)(c)		1,451	1,209,224
Series 2022-AFC1, Class A1A, 4.10%, 04/25/57(a)(c)		792	755,816
Series 2022-AFC2, Class A1, 5.34%, 08/25/57(a)(c)		5,848	5,759,028
RALI Trust, Series 2007-QH9, Class A1, 6.29%, 11/25/37(c)		463	376,136
RCO VI Mortgage LLC, Series 2022-1, Class A1, 3.00%, 01/25/27(a)(b)		8,660	8,334,669
Reperforming Loan REMIC Trust
Series 2005-R2, Class 1AF1, (1-mo. CME Term SOFR + 0.45%), 5.81%, 06/25/35(a)(c)		211	197,297
Series 2005-R3, Class AF, (1-mo. CME Term SOFR + 0.51%), 5.87%, 09/25/35(a)(c)		71	59,946
Residential Mortgage Loan Trust, Series 2020-2, Class M1, 3.57%, 05/25/60(a)(c)		7,854	6,847,402
RFMSI Series Trust
Series 2006-SA2, Class 2A1, 5.36%, 08/25/36(c)		4,548	3,188,288
Series 2007-SA4, Class 3A1, 5.42%, 10/25/37(c)		299	181,726

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
RMF Buyout Issuance Trust
Series 2021-HB1, Class M3, 3.69%, 11/25/31(a)(c)	USD	3,112	$ 2,748,029
Series 2021-HB1, Class M6, 6.00%, 11/25/31(a)(c)(f)		2,072	1,235,511
Seasoned Credit Risk Transfer Trust, Series 2018-1, Class BX, 3.07%, 05/25/57(c)		522	189,099
Seasoned Loans Structured Transaction Trust
Series 2020-2, Class M1, 4.75%, 09/25/60(a)(c)		17,054	16,318,672
Series 2020-3, Class M1, 4.75%, 04/26/60(a)(c)		819	792,894
Sequoia Mortgage Trust, Series 2007-3, Class 2AA1, 3.92%, 07/20/37(c)		739	540,371
SG Residential Mortgage Trust, Series 2022-2, Class A1, 5.35%, 08/25/62(a)(b)		1,201	1,200,442
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-3, Class 4A, 3.81%, 04/25/36(c)		508	282,794
Structured Asset Mortgage Investments II Trust
Series 2006-AR4, Class 3A1, (1-mo. CME Term SOFR + 0.49%), 5.85%, 06/25/36(c)		1,750	1,476,168
Series 2006-AR5, Class 2A1, (1-mo. CME Term SOFR + 0.53%), 5.89%, 05/25/46(c)		324	223,795
Thornburg Mortgage Securities Trust
Series 2006-3, Class A1, 4.03%, 06/25/46(c)		997	649,201
Series 2007-3, Class 4A1, (12-mo. CME Term SOFR + 1.97%), 6.82%, 06/25/47(c)		29	28,279
TVC DSCR
Series 21-1, Class A, 2.38%, 02/01/51(f)		28,642	26,160,630
Series 21-1, Class CERT, 0.00%, 02/01/51(d)(f)		7,160	6,215,927
TVC Mortgage Trust, Series 2023-RTL1, Class A1, 8.25%, 11/25/27(a)(b)		3,528	3,551,492
Verus Securitization Trust
Series 2019-INV2, Class M1, 3.50%, 07/25/59(a)(c)		835	777,088
Series 2020-4, Class A3, 2.32%, 05/25/65(a)(b)		717	678,091
Series 2020-4, Class M1, 3.29%, 05/25/65(a)(c)		3,120	2,769,126
Series 2020-INV1, Class A2, 3.04%, 03/25/60(a)(c)		1,895	1,840,344
Series 2020-INV1, Class A3, 3.89%, 03/25/60(a)(c)		1,800	1,739,786
Series 2022-1, Class B1, 4.01%, 01/25/67(a)(c)		1,354	939,918
Visio Trust
Series 2019-2, Class B1, 3.91%, 11/25/54(a)(c)		906	683,542
Series 2020-1, Class M1, 4.45%, 08/25/55(a)(c)		1,100	1,001,495
Vista Point Securitization Trust
Series 2020-2, Class A3, 2.50%, 04/25/65(a)(c)		827	762,820
Series 2020-2, Class B1, 4.90%, 04/25/65(a)(c)		640	565,979
Series 2020-2, Class M1, 3.40%, 04/25/65(a)(c)		1,480	1,312,368
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2006-1, Class 4CB, 6.50%, 02/25/36		831	626,539
Series 2006-4, Class 1A1, 6.00%, 04/25/36		1,796	1,611,478
Series 2006-4, Class 3A1, 7.00%, 05/25/36(b)		797	667,700
Series 2006-4, Class 3A5, 6.85%, 05/25/36(b)		309	258,894
Series 2007-OA3, Class 5A, (12-mo. Federal Reserve Cumulative Average US + 1.25%), 6.26%, 04/25/47(c)		955	790,038
Series 2007-OA5, Class 1A, (12-mo. Federal Reserve Cumulative Average US + 0.75%), 5.76%, 06/25/47(c)		2,356	1,884,093
Series 2007-OA5, Class 2A, (12-mo. Federal Reserve Cumulative Average US + 0.80%), 5.81%, 06/25/47(c)		1,075	854,672
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Western Mortgage Reference Notes
Series 2021-CL2, Class M1, (SOFR (30-day) + 3.15%), 8.49%, 07/25/59(a)(c)	USD	6,382	$ 6,704,666
Series 2021-CL2, Class M2, (SOFR (30-day) + 3.70%), 9.04%, 07/25/59(a)(c)		8,401	8,495,547
			837,141,740
Commercial Mortgage-Backed Securities — 4.2%
1211 Avenue of the Americas Trust
Series 2015-1211, Class C, 4.14%, 08/10/35(a)(c)		600	551,851
Series 2015-1211, Class D, 4.14%, 08/10/35(a)(c)		4,972	4,463,721
Series 2015-1211, Class E, 4.14%, 08/10/35(a)(c)		1,110	954,046
245 Park Avenue Trust
Series 2017-245P, Class D, 3.66%, 06/05/37(a)(c)		480	410,484
Series 2017-245P, Class E, 3.66%, 06/05/37(a)(c)		2,463	1,972,425
280 Park Avenue Mortgage Trust
Series 2017-280P, Class B, (1-mo. CME Term SOFR + 1.38%), 6.74%, 09/15/34(a)(c)		997	929,703
Series 2017-280P, Class D, (1-mo. CME Term SOFR + 1.84%), 7.19%, 09/15/34(a)(c)		2,920	2,657,200
Series 2017-280P, Class E, (1-mo. CME Term SOFR + 2.42%), 7.78%, 09/15/34(a)(c)		4,928	4,427,765
3650R Commercial Mortgage Trust, Series 2022-PF2, Class A5, 5.29%, 11/15/55(c)		1,000	1,011,366
ACREC LLC, Series 2023-FL2, Class A, (1-mo. CME Term SOFR + 2.23%), 7.59%, 02/19/38(a)(c)		5,580	5,576,537
Alen Mortgage Trust
Series 2021-ACEN, Class A, (1-mo. CME Term SOFR + 1.26%), 6.63%, 04/15/34(a)(c)		1,144	1,027,593
Series 2021-ACEN, Class D, (1-mo. CME Term SOFR + 3.21%), 8.58%, 04/15/34(a)(c)		2,670	1,620,559
Arbor Multifamily Mortgage Securities Trust
Series 2020-MF1, Class E, 1.75%, 05/15/53(a)		636	351,939
Series 2021-MF3, Class A5, 2.58%, 10/15/54(a)		1,529	1,294,435
AREIT LLC
Series 2022-CRE7, Class A, (1-mo. CME Term SOFR + 2.24%), 7.60%, 06/17/39(a)(c)		5,030	5,022,174
Series 2023-CRE8, Class A, (1-mo. CME Term SOFR + 2.11%), 7.47%, 02/17/28(a)(c)		2,974	2,946,054
Ashford Hospitality Trust, Series 2018-ASHF, Class D, (1-mo. CME Term SOFR + 2.27%), 7.63%, 04/15/35(a)(c)		1,525	1,459,896
Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class D, (1-mo. CME Term SOFR + 2.25%), 7.61%, 12/15/36(a)(c)		3,269	2,836,818
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class B, 4.34%, 09/15/48(c)		196	175,177
Banc of America Merrill Lynch Commercial Mortgage Securities Trust
Series 2015-200P, Class F, 3.60%, 04/14/33(a)(c)		2,311	2,051,230
Series 2017-SCH, Class AF, (1-mo. CME Term SOFR + 1.05%), 6.41%, 11/15/33(a)(c)		150	132,399
Series 2017-SCH, Class BF, (1-mo. CME Term SOFR + 1.45%), 6.81%, 11/15/33(a)(c)		2,870	2,489,734

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Banc of America Merrill Lynch Commercial Mortgage Securities Trust
Series 2017-SCH, Class CL, (1-mo. CME Term SOFR + 1.55%), 6.91%, 11/15/32(a)(c)	USD	970	$ 811,787
Series 2017-SCH, Class DL, (1-mo. CME Term SOFR + 2.05%), 7.41%, 11/15/32(a)(c)		1,930	1,547,825
Series 2018-DSNY, Class B, (1-mo. CME Term SOFR + 1.45%), 6.81%, 09/15/34(a)(c)		10,633	10,565,282
Series 2018-DSNY, Class C, (1-mo. CME Term SOFR + 1.65%), 7.01%, 09/15/34(a)(c)		350	347,871
Series 2018-DSNY, Class D, (1-mo. CME Term SOFR + 2.00%), 7.36%, 09/15/34(a)(c)		3,681	3,626,104
Bayview Commercial Asset Trust
Series 2005-3A, Class A1, (1-mo. CME Term SOFR + 0.59%), 5.79%, 11/25/35(a)(c)		1,439	1,320,061
Series 2005-4A, Class A1, (1-mo. CME Term SOFR + 0.56%), 5.92%, 01/25/36(a)(c)		2,891	2,638,064
Series 2005-4A, Class A2, (1-mo. CME Term SOFR + 0.70%), 6.06%, 01/25/36(a)(c)		45	41,163
Series 2005-4A, Class M1, (1-mo. CME Term SOFR + 0.79%), 6.15%, 01/25/36(a)(c)		120	109,906
Series 2006-1A, Class A2, (1-mo. CME Term SOFR + 0.65%), 6.01%, 04/25/36(a)(c)		159	145,445
Series 2006-2A, Class A2, (1-mo. CME Term SOFR + 0.53%), 5.89%, 07/25/36(a)(c)		514	478,926
Series 2006-3A, Class A1, (1-mo. CME Term SOFR + 0.49%), 5.85%, 10/25/36(a)(c)		219	205,368
Series 2006-3A, Class A2, (1-mo. CME Term SOFR + 0.56%), 5.92%, 10/25/36(a)(c)		153	143,527
Series 2006-4A, Class A1, (1-mo. CME Term SOFR + 0.46%), 5.82%, 12/25/36(a)(c)		919	857,850
Series 2007-1, Class A2, (1-mo. CME Term SOFR + 0.52%), 5.88%, 03/25/37(a)(c)		722	662,950
Series 2007-6A, Class A4A, (1-mo. CME Term SOFR + 1.61%), 6.97%, 12/25/37(a)(c)		1,824	1,556,294
Series 2008-2, Class A4A, (1-mo. CME Term SOFR + 2.61%), 7.97%, 04/25/38(a)(c)		1,288	1,259,610
BBCMS Mortgage Trust
Series 2015-SRCH, Class A1, 3.31%, 08/10/35(a)		1,551	1,459,480
Series 2018-CHRS, Class E, 4.27%, 08/05/38(a)(c)		980	660,106
Series 2018-TALL, Class A, (1-mo. CME Term SOFR + 0.92%), 6.28%, 03/15/37(a)(c)		1,131	1,049,002
Series 2018-TALL, Class B, (1-mo. CME Term SOFR + 1.17%), 6.53%, 03/15/37(a)(c)		616	539,000
Series 2023-5C23, Class A3, 6.68%, 12/15/56(c)		4,680	4,991,049
Series 2023-5C23, Class D, 7.70%, 12/15/56(a)(c)		553	471,679
Series 2023-C22, Class A5, 6.80%, 11/15/56(c)		1,035	1,176,258
BB-UBS Trust, Series 2012-SHOW, Class E, 4.03%, 11/05/36(a)(c)		790	674,962
BDS LLC, Series 2022-FL12, Class A, (1-mo. CME Term SOFR + 2.14%), 7.49%, 08/19/38(a)(c)		3,060	3,043,857
Beast Mortgage Trust
Series 2021-SSCP, Class A, (1-mo. CME Term SOFR + 0.86%), 6.23%, 04/15/36(a)(c)		5,021	4,923,351
Series 2021-SSCP, Class B, (1-mo. CME Term SOFR + 1.21%), 6.58%, 04/15/36(a)(c)		3,731	3,604,514
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Beast Mortgage Trust
Series 2021-SSCP, Class C, (1-mo. CME Term SOFR + 1.46%), 6.83%, 04/15/36(a)(c)	USD	4,582	$ 4,422,395
Series 2021-SSCP, Class D, (1-mo. CME Term SOFR + 1.71%), 7.08%, 04/15/36(a)(c)		4,292	4,108,567
Series 2021-SSCP, Class E, (1-mo. CME Term SOFR + 2.21%), 7.58%, 04/15/36(a)(c)		3,650	3,445,840
Series 2021-SSCP, Class F, (1-mo. CME Term SOFR + 3.01%), 8.38%, 04/15/36(a)(c)		3,508	3,319,150
Series 2021-SSCP, Class G, (1-mo. CME Term SOFR + 3.91%), 9.28%, 04/15/36(a)(c)		3,947	3,678,203
Series 2021-SSCP, Class H, (1-mo. CME Term SOFR + 5.02%), 10.38%, 04/15/36(a)(c)		2,773	2,578,630
Benchmark Mortgage Trust, Series 2021-B29, Class A5, 2.39%, 09/15/54		1,140	944,291
BFLD Trust, Series 2020-EYP, Class E, (1-mo. CME Term SOFR + 3.81%), 9.18%, 10/15/35(a)(c)		3,978	402,987
BHMS, Series 2018-ATLS, Class A, (1-mo. CME Term SOFR + 1.55%), 6.91%, 07/15/35(a)(c)		2,770	2,748,575
BHP Trust, Series 2019-BXHP, Class C, (1-mo. CME Term SOFR + 1.57%), 6.93%, 08/15/36(a)(c)		1,462	1,444,172
BLP Commercial Mortgage Trust, Series 2023-IND, Class A, (1-mo. CME Term SOFR + 1.69%), 7.05%, 03/15/40(a)(c)		3,610	3,588,656
BMO Mortgage Trust, Series 2023-5C2, Class A3, 7.06%, 11/15/56(c)		1,730	1,874,962
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-mo. CME Term SOFR + 1.77%), 7.13%, 05/15/39(a)(c)		2,431	2,417,357
BPR Trust, Series 2022-SSP, Class A, (1-mo. CME Term SOFR + 3.00%), 8.36%, 05/15/39(a)(c)		1,270	1,271,968
BWAY Mortgage Trust
Series 2013-1515, Class A2, 3.45%, 03/10/33(a)		1,962	1,842,200
Series 2013-1515, Class D, 3.63%, 03/10/33(a)		1,400	1,232,395
Series 2013-1515, Class E, 3.72%, 03/10/33(a)		250	216,664
Series 2013-1515, Class F, 3.93%, 03/10/33(a)(c)		250	212,684
BX Commercial Mortgage Trust
Series 2019-XL, Class A, (1-mo. CME Term SOFR + 1.03%), 6.40%, 10/15/36(a)(c)		313	311,675
Series 2019-XL, Class G, (1-mo. CME Term SOFR + 2.41%), 7.78%, 10/15/36(a)(c)		18,463	18,181,260
Series 2019-XL, Class J, (1-mo. CME Term SOFR + 2.76%), 8.13%, 10/15/36(a)(c)		19,742	19,420,034
Series 2020-VIV2, Class C, 3.54%, 03/09/44(a)(c)		2,550	2,178,138
Series 2020-VIV3, Class B, 3.54%, 03/09/44(a)(c)		4,952	4,333,225
Series 2020-VIV4, Class A, 2.84%, 03/09/44(a)		5,920	5,061,280
Series 2020-VKNG, Class A, (1-mo. CME Term SOFR + 1.04%), 6.41%, 10/15/37(a)(c)		453	449,659
Series 2020-VKNG, Class F, (1-mo. CME Term SOFR + 2.86%), 8.23%, 10/15/37(a)(c)		3,269	3,172,232
Series 2021-NWM, Class A, (1-mo. CME Term SOFR + 1.02%), 6.39%, 02/15/33(a)(c)		14,245	13,909,326
Series 2021-NWM, Class B, (1-mo. CME Term SOFR + 2.26%), 7.63%, 02/15/33(a)(c)		8,727	8,579,433

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BX Commercial Mortgage Trust
Series 2021-NWM, Class C, (1-mo. CME Term SOFR + 4.36%), 9.73%, 02/15/33(a)(c)	USD	5,842	$ 5,730,807
Series 2021-SOAR, Class G, (1-mo. CME Term SOFR + 2.91%), 8.28%, 06/15/38(a)(c)		3,783	3,612,827
Series 2022-CSMO, Class C, (1-mo. CME Term SOFR + 3.89%), 9.25%, 06/15/27(a)(c)		1,760	1,761,103
Series 2023-VLT3, Class A, (1-mo. CME Term SOFR + 1.94%), 7.30%, 11/15/28(a)(c)		1,720	1,725,921
Series 2023-XL3, Class A, (1-mo. CME Term SOFR + 1.76%), 7.12%, 12/09/40(a)(c)		5,746	5,749,557
Series 2023-XL3, Class D, (1-mo. CME Term SOFR + 3.59%), 8.95%, 12/09/40(a)(c)		7,630	7,627,607
BX Trust
Series 2019-OC11, Class A, 3.20%, 12/09/41(a)		693	611,716
Series 2019-OC11, Class D, 3.94%, 12/09/41(a)(c)		8,267	7,195,309
Series 2019-OC11, Class E, 3.94%, 12/09/41(a)(c)		4,881	4,131,578
Series 2021-ARIA, Class A, (1-mo. CME Term SOFR + 1.01%), 6.38%, 10/15/36(a)(c)		2,174	2,124,872
Series 2021-ARIA, Class D, (1-mo. CME Term SOFR + 2.01%), 7.37%, 10/15/36(a)(c)		2,090	1,990,306
Series 2021-ARIA, Class G, (1-mo. CME Term SOFR + 3.26%), 8.62%, 10/15/36(a)(c)		1,831	1,714,572
Series 2021-LBA, Class AJV, (1-mo. CME Term SOFR + 0.91%), 6.28%, 02/15/36(a)(c)		1,469	1,445,040
Series 2021-LBA, Class AV, (1-mo. CME Term SOFR + 0.91%), 6.28%, 02/15/36(a)(c)		964	948,281
Series 2021-LBA, Class FJV, (1-mo. CME Term SOFR + 2.51%), 7.88%, 02/15/36(a)(c)		6,390	6,033,731
Series 2021-LBA, Class FV, (1-mo. CME Term SOFR + 2.51%), 7.88%, 02/15/36(a)(c)		4,055	3,829,174
Series 2021-LBA, Class GJV, (1-mo. CME Term SOFR + 3.11%), 8.48%, 02/15/36(a)(c)		1,244	1,159,581
Series 2021-LBA, Class GV, (1-mo. CME Term SOFR + 3.11%), 8.48%, 02/15/36(a)(c)		4,206	3,920,040
Series 2021-MFM1, Class E, (1-mo. CME Term SOFR + 2.36%), 7.73%, 01/15/34(a)(c)		1,264	1,220,080
Series 2021-MFM1, Class F, (1-mo. CME Term SOFR + 3.11%), 8.48%, 01/15/34(a)(c)		1,954	1,891,934
Series 2022-GPA, Class A, (1-mo. CME Term SOFR + 2.17%), 7.53%, 08/15/39(a)(c)		19,990	20,008,793
Series 2022-GPA, Class B, (1-mo. CME Term SOFR + 2.66%), 8.03%, 08/15/41(a)(c)		620	620,583
Series 2022-GPA, Class D, (1-mo. CME Term SOFR + 4.06%), 9.42%, 08/15/43(a)(c)		1,960	1,961,842
Series 2022-LBA6, Class A, (1-mo. CME Term SOFR + 1.00%), 6.36%, 01/15/39(a)(c)		2,678	2,633,509
Series 2022-LBA6, Class D, (1-mo. CME Term SOFR + 2.00%), 7.36%, 01/15/39(a)(c)		2,890	2,828,349
Series 2022-VAMF, Class A, (1-mo. CME Term SOFR + 0.85%), 6.21%, 01/15/39(a)(c)		1,547	1,514,032
Series 2022-VAMF, Class B, (1-mo. CME Term SOFR + 1.28%), 6.64%, 01/15/39(a)(c)		673	656,953
Series 2023-DELC, Class A, (1-mo. CME Term SOFR + 2.69%), 8.05%, 05/15/38(a)(c)		8,160	8,175,333
Series 2023-DELC, Class D, (1-mo. CME Term SOFR + 4.39%), 9.75%, 05/15/38(a)(c)		461	461,577
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BXP Trust
Series 2017-CC, Class D, 3.55%, 08/13/37(a)(c)	USD	750	$ 556,557
Series 2017-CC, Class E, 3.55%, 08/13/37(a)(c)		1,450	985,709
Series 2017-GM, Class D, 3.43%, 06/13/39(a)(c)		590	507,672
Series 2017-GM, Class E, 3.43%, 06/13/39(a)(c)		1,240	981,499
Series 2021-601L, Class D, 2.78%, 01/15/44(a)(c)		2,010	1,237,849
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, (1-mo. CME Term SOFR + 1.80%), 7.41%, 12/15/37(a)(c)		3,619	3,577,530
Cassia SRL, Series 2022-1A, Class A, (3-mo. EURIBOR + 2.50%), 6.46%, 05/22/34(a)(c)	EUR	7,964	8,499,495
CD Mortgage Trust
Series 2017-CD3, Class A4, 3.63%, 02/10/50	USD	850	788,827
Series 2017-CD5, Class B, 3.96%, 08/15/50(c)		2,091	1,803,431
Series 2017-CD6, Class B, 3.91%, 11/13/50(c)		597	492,532
CENT Trust, Series 2023-CITY, Class A, (1-mo. CME Term SOFR + 2.62%), 7.98%, 09/15/38(a)(c)		9,482	9,529,348
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.87%, 01/10/48		410	394,456
CFK Trust, Series 2019-FAX, Class D, 4.64%, 01/15/39(a)(c)		2,643	2,337,284
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class C, 5.04%, 03/11/47(c)		440	423,513
Series 2015-GC27, Class B, 3.77%, 02/10/48		990	939,722
Series 2016-GC37, Class C, 4.91%, 04/10/49(c)		640	565,951
Series 2019-SMRT, Class D, 4.75%, 01/10/36(a)(c)		7,200	7,187,976
Series 2019-SMRT, Class E, 4.75%, 01/10/36(a)(c)		419	418,294
Series 2020-420K, Class E, 3.31%, 11/10/42(a)(c)		1,540	1,113,074
COAST Commercial Mortgage Trust
Series 2023-2HTL, Class A, (1-mo. CME Term SOFR + 2.59%), 7.95%, 08/15/36(a)(c)		2,681	2,659,810
Series 2023-2HTL, Class D, (1-mo. CME Term SOFR + 4.44%), 9.80%, 08/15/36(a)(c)		4,620	4,626,924
Cold Storage Trust
Series 2020-ICE5, Class A, (1-mo. CME Term SOFR + 1.01%), 6.37%, 11/15/37(a)(c)		8,008	7,970,626
Series 2020-ICE5, Class E, (1-mo. CME Term SOFR + 2.88%), 8.24%, 11/15/37(a)(c)		9,270	9,200,255
Series 2020-ICE5, Class F, (1-mo. CME Term SOFR + 3.61%), 8.96%, 11/15/37(a)(c)		7,356	7,277,830
Commercial Mortgage Trust
Series 2014-UBS2, Class A5, 3.96%, 03/10/47		168	167,829
Series 2015-LC19, Class B, 3.83%, 02/10/48(c)		512	477,650
Series 2016-667M, Class D, 3.18%, 10/10/36(a)(c)		630	496,724
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class A, (1-mo. CME Term SOFR + 1.03%), 6.39%, 05/15/36(a)(c)		2,172	2,171,639
Series 2019-ICE4, Class E, (1-mo. CME Term SOFR + 2.20%), 7.56%, 05/15/36(a)(c)		2,594	2,575,059
Series 2022-LION, 3.95%, 02/15/24(f)		10,100	9,102,075

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Credit Suisse Mortgage Trust
Series 2017-CALI, Class C, 3.78%, 11/10/32(a)(c)	USD	1,729	$ 795,023
Series 2017-PFHP, Class A, (1-mo. CME Term SOFR + 1.00%), 6.36%, 12/15/30(a)(c)		900	851,573
Series 2017-TIME, Class A, 3.65%, 11/13/39(a)		850	734,615
Series 2020-FACT, Class E, (1-mo. CME Term SOFR + 5.23%), 10.59%, 10/15/37(a)(c)		3,424	3,062,631
Series 2020-NET, Class D, 3.70%, 08/15/37(a)(c)		710	627,248
Series 2021-BHAR, Class A, (1-mo. CME Term SOFR + 1.26%), 6.63%, 11/15/38(a)(c)		2,817	2,784,291
Series 2021-BHAR, Class B, (1-mo. CME Term SOFR + 1.61%), 6.98%, 11/15/38(a)(c)		1,150	1,131,151
Series 2021-BHAR, Class C, (1-mo. CME Term SOFR + 2.11%), 7.48%, 11/15/38(a)(c)		5,338	5,255,327
Series 2021-BHAR, Class E, (1-mo. CME Term SOFR + 3.61%), 8.98%, 11/15/38(a)(c)		1,166	1,132,003
Series 2022-NWPT, Class A, (1-mo. CME Term SOFR + 3.14%), 8.51%, 09/09/24(a)(c)		5,652	5,712,205
CRSO Trust, Series 2023-BRND, 7.12%, 07/10/40(a)		2,271	2,364,039
CSAIL Commercial Mortgage Trust
Series 2016-C5, Class B, 4.46%, 11/15/48(c)		2,410	2,269,554
Series 2018-CX12, Class C, 4.72%, 08/15/51(c)		570	463,012
Series 2019-C16, Class C, 4.24%, 06/15/52(c)		1,439	1,142,291
DBGS Mortgage Trust, Series 2018-5BP, Class B, (1-mo. CME Term SOFR + 1.08%), 6.44%, 06/15/33(a)(c)		2,890	2,461,942
Deutsche Bank JPMorgan Mortgage Trust, Series 2016-C1, Class A4, 3.28%, 05/10/49		1,430	1,358,334
Deutsche Bank UBS Mortgage Trust
Series 2017-BRBK, Class D, 3.53%, 10/10/34(a)(c)		1,800	1,486,912
Series 2017-BRBK, Class E, 3.53%, 10/10/34(a)(c)		3,097	2,299,581
Series 2017-BRBK, Class F, 3.53%, 10/10/34(a)(c)		920	645,863
ELP Commercial Mortgage Trust, Series 2021-ELP, Class G, (1-mo. CME Term SOFR + 3.23%), 8.59%, 11/15/38(a)(c)		2,485	2,323,892
Extended Stay America Trust
Series 2021-ESH, Class D, (1-mo. CME Term SOFR + 2.36%), 7.73%, 07/15/38(a)(c)		4,345	4,268,760
Series 2021-ESH, Class E, (1-mo. CME Term SOFR + 2.96%), 8.33%, 07/15/38(a)(c)		7,496	7,354,316
Series 2021-ESH, Class F, (1-mo. CME Term SOFR + 3.81%), 9.18%, 07/15/38(a)(c)		7,274	7,117,896
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.60%, 10/25/27(a)(c)		1,190	1,071,842
Series 2018-K74, Class B, 4.09%, 02/25/51(a)(c)		120	114,050
Series 2018-K80, Class B, 4.23%, 08/25/50(a)(c)		1,043	996,090
FS Rialto Issuer Ltd., Series 2022-FL7, Class A, (1-mo. CME Term SOFR + 2.90%), 8.26%, 10/19/39(a)(c)		4,865	4,889,971
GCT Commercial Mortgage Trust, Series 2021-GCT, Class D, (1-mo. CME Term SOFR + 2.46%), 7.83%, 02/15/38(a)(c)		440	88,786
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Grace Trust, Series 2020-GRCE, Class E, 2.68%, 12/10/40(a)(c)	USD	1,489	$ 1,041,441
GS Mortgage Securities Corp. II, Series 2005-ROCK, Class A, 5.37%, 05/03/32(a)		2,750	2,693,155
GS Mortgage Securities Trust
Series 2014-GC20, Class B, 4.53%, 04/10/47(c)		140	135,996
Series 2015-590M, Class E, 3.81%, 10/10/35(a)(c)		1,100	864,536
Series 2015-GC32, Class C, 4.40%, 07/10/48(c)		1,049	948,507
Series 2017-GPTX, Class A, 2.86%, 05/10/34(a)		2,219	1,555,023
Series 2019-GSA1, Class C, 3.81%, 11/10/52(c)		260	200,228
Series 2021-DM, Class A, (1-mo. CME Term SOFR + 1.00%), 6.36%, 11/15/36(a)(c)		3,852	3,787,997
Series 2022-AGSS, Class A, (1-mo. CME Term SOFR + 2.69%), 8.05%, 11/15/27(a)(c)		8,490	8,495,916
Series 2022-ECI, Class A, (1-mo. CME Term SOFR + 2.19%), 7.56%, 08/15/39(a)(c)		5,160	5,172,667
Series 2023-FUN, Class A, (1-mo. CME Term SOFR + 2.09%), 7.45%, 03/15/28(a)(c)		3,500	3,486,839
Series 2023-SHIP, Class E, 7.43%, 09/10/38(a)(c)		16,757	16,381,399
HIG RCP LLC, Series 2023-FL1, Class A, (1-mo. CME Term SOFR + 2.27%), 7.63%, 09/19/38(a)(c)		5,990	5,963,004
HIT Trust, Series 2022-HI32, Class A, (1-mo. CME Term SOFR + 2.39%), 7.75%, 07/15/24(a)(c)		1,124	1,123,950
HMH Trust, Series 2017-NSS, Class A, 3.06%, 07/05/31(a)		3,390	2,942,069
HONO Mortgage Trust
Series 2021-LULU, Class A, (1-mo. CME Term SOFR + 1.26%), 6.63%, 10/15/36(a)(c)		4,140	3,962,165
Series 2021-LULU, Class E, (1-mo. CME Term SOFR + 3.46%), 8.83%, 10/15/36(a)(c)		765	708,973
Hudson Yards Mortgage Trust, Series 2019-55HY, Class F, 2.94%, 12/10/41(a)(c)		2,975	2,123,814
ILPT Commercial Mortgage Trust, Series 2022-LPF2, Class A, (1-mo. CME Term SOFR + 2.25%), 7.61%, 10/15/39(a)(c)		8,448	8,417,630
IMT Trust
Series 2017-APTS, Class AFX, 3.48%, 06/15/34(a)		1,540	1,514,818
Series 2017-APTS, Class DFX, 3.50%, 06/15/34(a)(c)		1,600	1,560,645
Series 2017-APTS, Class EFX, 3.50%, 06/15/34(a)(c)		810	786,450
Independence Plaza Trust
Series 2018-INDP, Class B, 3.91%, 07/10/35(a)		700	659,992
Series 2018-INDP, Class C, 4.16%, 07/10/35(a)		1,600	1,494,835
INTOWN Mortgage Trust, Series 2022-STAY, Class A, (1-mo. CME Term SOFR + 2.49%), 7.85%, 08/15/39(a)(c)		5,685	5,702,815
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class D1, 4.14%, 12/15/48(a)(c)		1,585	1,299,865
JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class AS, 4.42%, 06/15/51		198	180,323

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2021-MHC, Class F, (1-mo. CME Term SOFR + 3.06%), 8.43%, 04/15/38(a)(c)	USD	2,750	$ 2,659,630
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2015-JP1, Class C, 4.72%, 01/15/49(c)		470	392,569
Series 2016-NINE, Class B, 2.85%, 09/06/38(a)(c)		3,688	3,260,170
Series 2018-AON, Class A, 4.13%, 07/05/31(a)		1,819	1,627,752
Series 2018-PHH, Class A, (1-mo. CME Term SOFR + 1.26%), 6.62%, 06/15/35(a)(c)		1,938	1,728,653
Series 2019-COR5, Class A3, 3.12%, 06/13/52		1,700	1,500,806
Series 2019-MFP, Class E, (1-mo. CME Term SOFR + 2.21%), 7.57%, 07/15/36(a)(c)		2,460	2,370,354
Series 2020-609M, Class D, (1-mo. CME Term SOFR + 3.13%), 8.50%, 10/15/33(a)(c)		1,600	1,294,361
Series 2021-MHC, Class A, (1-mo. CME Term SOFR + 0.91%), 6.28%, 04/15/38(a)(c)		1,062	1,052,384
Series 2021-MHC, Class E, (1-mo. CME Term SOFR + 2.56%), 7.93%, 04/15/38(a)(c)		8,804	8,516,094
Series 2022-CGSS, Class A, (1-mo. CME Term SOFR + 2.47%), 8.23%, 12/15/36(a)(c)		5,509	5,521,326
Series 2022-NLP, Class F, (1-mo. CME Term SOFR + 3.54%), 8.90%, 04/15/37(a)(c)		5,516	3,753,764
Series 2022-NXSS, Class A, (1-mo. CME Term SOFR + 2.18%), 7.54%, 09/15/39(a)(c)		8,514	8,532,629
Series 2022-OPO, Class D, 3.45%, 01/05/39(a)(c)		3,654	2,137,588
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, (1-mo. CME Term SOFR + 2.00%), 7.36%, 05/15/36(a)(c)		3,575	3,524,331
KSL Commercial Mortgage Trust
Series 2023-HT, Class A, (1-mo. CME Term SOFR + 2.29%), 7.64%, 12/15/36(a)(c)		5,110	5,106,775
Series 2023-HT, Class D, (1-mo. CME Term SOFR + 4.29%), 9.64%, 12/15/36(a)(c)		19,018	19,029,649
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2006-2A, Class M3, (1-mo. CME Term SOFR + 0.56%), 5.92%, 09/25/36(a)(c)		1,216	1,155,161
LSTAR Commercial Mortgage Trust, Series 2015-3, Class AS, 3.13%, 04/20/48(a)(c)		95	92,080
LUX, Series 2023-LION, Class A, (1-mo. CME Term SOFR + 2.69%), 8.05%, 08/15/40(a)(c)		2,294	2,315,934
MAD Mortgage Trust
Series 2017-330M, Class D, 3.98%, 08/15/34(a)(c)		1,085	801,139
Series 2017-330M, Class E, 4.03%, 08/15/34(a)(c)		1,846	1,293,717
Med Trust
Series 2021-MDLN, Class E, (1-mo. CME Term SOFR + 3.26%), 8.63%, 11/15/38(a)(c)		1,038	1,008,920
Series 2021-MDLN, Class F, (1-mo. CME Term SOFR + 4.11%), 9.48%, 11/15/38(a)(c)		3,419	3,317,762
Series 2021-MDLN, Class G, (1-mo. CME Term SOFR + 5.36%), 10.73%, 11/15/38(a)(c)		21,896	20,945,641
MF1, Series 2021-W10, Class G, (1-mo. CME Term SOFR + 4.22%), 9.58%, 12/15/34(a)(c)		1,005	931,776
MFT Trust, Series 2020-ABC, Class C, 3.48%, 02/10/42(a)(c)		1,773	978,291
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
MHC Commercial Mortgage Trust
Series 2021-MHC, Class A, (1-mo. CME Term SOFR + 0.92%), 6.28%, 04/15/38(a)(c)	USD	237	$ 234,552
Series 2021-MHC, Class E, (1-mo. CME Term SOFR + 2.22%), 7.58%, 04/15/38(a)(c)		8,885	8,740,343
Series 2021-MHC, Class F, (1-mo. CME Term SOFR + 2.72%), 8.08%, 04/15/38(a)(c)		543	528,266
MHP, Series 2021-STOR, Class G, (1-mo. CME Term SOFR + 2.86%), 8.23%, 07/15/38(a)(c)		2,100	2,004,824
MIRA Trust, Series 2023-MILE, Class A, 6.76%, 06/10/38(a)		3,432	3,537,275
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C25, Class B, 4.52%, 10/15/48(c)		2,910	2,673,078
Series 2015-C25, Class C, 4.52%, 10/15/48(c)		430	359,767
Morgan Stanley Capital I Trust
Series 2017-ASHF, Class G, (1-mo. CME Term SOFR + 7.20%), 12.56%, 11/15/34(a)(c)		1,275	1,138,863
Series 2017-H1, Class C, 4.28%, 06/15/50(c)		87	72,376
Series 2017-HR2, Class D, 2.73%, 12/15/50		430	316,506
Series 2018-MP, Class E, 4.28%, 07/11/40(a)(c)		2,730	1,630,739
Series 2018-SUN, Class A, (1-mo. CME Term SOFR + 1.20%), 6.56%, 07/15/35(a)(c)		1,410	1,397,559
Series 2018-SUN, Class F, (1-mo. CME Term SOFR + 2.85%), 8.21%, 07/15/35(a)(c)		28	26,894
MSDB Trust, Series 2017-712F, Class B, 3.45%, 07/11/39(a)(c)		1,650	1,345,192
MSWF Commercial Mortgage Trust, Series 2023-2, Class A5, 6.01%, 12/15/56(c)		4,570	4,921,861
MTN Commercial Mortgage Trust
Series 2022-LPFL, Class A, (1-mo. CME Term SOFR + 1.40%), 6.77%, 03/15/39(a)(c)		1,330	1,296,551
Series 2022-LPFL, Class F, (1-mo. CME Term SOFR + 5.29%), 10.66%, 03/15/39(a)(c)		1,362	1,264,658
Natixis Commercial Mortgage Securities Trust
Series 2018-FL1, Class A, (Prime Rate + 0.00%), 8.50%, 06/15/35(a)(c)		117	108,344
Series 2018-SOX, Class A, 4.40%, 06/17/38(a)		4,162	3,968,238
Series 2019-LVL, Class D, 4.44%, 08/15/38(a)		1,550	1,295,705
NJ Trust, Series 2023-GSP, Class A, 6.70%, 01/06/29(a)(c)		2,430	2,533,404
Olympic Tower Mortgage Trust, Series 2017-OT, Class E, 3.95%, 05/10/39(a)(c)		2,910	1,802,608
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/54(a)		1,888	1,598,444
One New York Plaza Trust
Series 2020-1NYP, Class A, (1-mo. CME Term SOFR + 1.06%), 6.43%, 01/15/36(a)(c)		178	169,432
Series 2020-1NYP, Class AJ, (1-mo. CME Term SOFR + 1.36%), 6.73%, 01/15/36(a)(c)		2,857	2,633,885
Series 2020-1NYP, Class D, (1-mo. CME Term SOFR + 2.86%), 8.23%, 01/15/36(a)(c)		960	737,859
OPEN Trust, Series 2023-AIR, Class A, (1-mo. CME Term SOFR + 3.09%), 8.45%, 10/15/28(a)(c)		4,049	4,057,127
PFP Ltd., Series 2022-9, Class A, (1-mo. CME Term SOFR + 2.27%), 7.64%, 08/19/35(a)(c)		5,272	5,252,652
Ready Capital Mortgage Financing LLC
Series 2022-FL10, Class A, (1-mo. CME Term SOFR + 2.55%), 7.91%, 10/25/39(a)(c)		9,313	9,301,424
Series 2022-FL9, Class A, (1-mo. CME Term SOFR + 2.47%), 7.82%, 06/25/37(a)(c)		1,721	1,721,318

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Ready Capital Mortgage Financing LLC
Series 2023-FL11, Class A, (1-mo. CME Term SOFR + 2.37%), 7.73%, 10/25/39(a)(c)	USD	5,433	$ 5,424,445
RIAL Issuer Ltd., Series 2022-FL8, Class A, (1-mo. CME Term SOFR + 2.25%), 7.61%, 01/19/37(a)(c)		10,125	9,961,549
Scorpio European Loan Conduit No. 34 DAC, Series 34A, Class C, (1-day SONIA + 2.22%), 7.10%, 05/17/29(a)(c)	GBP	1,128	1,426,838
SG Commercial Mortgage Securities Trust, Series 2019-PREZ, Class D, 3.48%, 09/15/39(a)(c)	USD	2,200	1,762,553
SREIT Trust
Series 2021-MFP, Class F, (1-mo. CME Term SOFR + 2.74%), 8.10%, 11/15/38(a)(c)		5,167	4,922,096
Series 2021-MFP2, Class F, (1-mo. CME Term SOFR + 2.73%), 8.10%, 11/15/36(a)(c)		4,101	3,905,703
Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class A, (1-mo. CME Term SOFR + 2.19%), 7.55%, 05/15/37(a)(c)		9,831	9,772,343
THPT Mortgage Trust, Series 2023-THL, Class A, 6.99%, 12/10/34(a)(c)		1,615	1,641,442
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.80%, 12/10/33(a)(c)		2,230	2,320,996
UBS Commercial Mortgage Trust, Series 2017-C7, Class A4, 3.68%, 12/15/50		880	813,199
Velocity Commercial Capital Loan Trust
Series 2017-2, Class M3, 4.24%, 11/25/47(a)(c)		212	179,541
Series 2017-2, Class M4, 5.00%, 11/25/47(a)(c)		128	104,293
Series 2018-1, Class M2, 4.26%, 04/25/48(a)		109	94,137
Series 2020-1, Class M1, 2.80%, 02/25/50(a)(c)		605	485,757
Series 2020-1, Class M2, 2.98%, 02/25/50(a)(c)		723	581,655
Series 2021-4, Class A, 2.52%, 12/26/51(a)(c)		10,219	8,244,223
Series 2021-4, Class M4, 4.48%, 12/26/51(a)(c)		1,144	830,003
Series 2022-2, Class M3, 5.81%, 04/25/52(a)(c)		2,155	1,862,522
Series 2022-4, Class M2, 6.97%, 08/25/52(a)(c)		890	847,919
Series 2022-4, Class M3, 7.53%, 08/25/52(a)(c)		725	630,402
Series 2023-2, Class A, 6.22%, 05/25/53(a)(c)		4,119	4,067,067
Series 2023-2, Class M1, 7.03%, 05/25/53(a)(c)		2,076	2,083,523
VNDO Trust, Series 2016-350P, Class D, 3.90%, 01/10/35(a)(c)		3,390	3,049,707
Wells Fargo Commercial Mortgage Trust
Series 2016-C32, Class A3FL, (1-mo. CME Term SOFR + 1.53%), 6.90%, 01/15/59(c)		2,978	2,938,911
Series 2016-C34, Class A3FL, (1-mo. CME Term SOFR + 1.15%), 6.52%, 06/15/49(a)(c)		1,830	1,781,618
Series 2018-1745, Class A, 3.75%, 06/15/36(a)(c)		1,253	1,091,772
Series 2018-AUS, Class A, 4.06%, 08/17/36(a)(c)		1,680	1,533,525
Series 2018-C48, Class B, 4.90%, 01/15/52(c)		3,612	3,272,895
Series 2020-SDAL, Class D, (1-mo. CME Term SOFR + 2.20%), 7.57%, 02/15/37(a)(c)		2,562	2,503,543
Series 2020-SDAL, Class E, (1-mo. CME Term SOFR + 2.85%), 8.22%, 02/15/37(a)(c)		1,300	1,268,509
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class B, 4.20%, 11/15/47(c)		770	669,501
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
WMRK Commercial Mortgage Trust
Series 2022-WMRK, Class A, (1-mo. CME Term SOFR + 2.79%), 8.15%, 11/15/27(a)(c)	USD	6,274	$ 6,273,945
Series 2022-WMRK, Class B, (1-mo. CME Term SOFR + 3.44%), 8.80%, 11/15/27(a)(c)		2,500	2,496,845
			809,342,729
Interest Only Collateralized Mortgage Obligations — 0.2%
Ajax Mortgage Loan Trust, Series 2021-E, Class XS, 0.00%, 12/25/60(a)(c)(d)		105,792	4,263,861
Barclays Mortgage Loan Trust, Series 2023-NQM3, Class XS, 0.82%, 10/25/63(a)(c)		59,923	1,296,492
Ginnie Mae
3.00%, 08/20/50		50,012	7,593,070
3.00%, 02/20/51		41,687	6,350,064
JPMorgan Mortgage Trust
Series 2021-INV5, Class A2X, 0.50%, 12/25/51(a)(c)		51,764	1,401,784
Series 2021-INV5, Class A5X, 0.50%, 12/25/51(a)(c)		5,558	150,524
Series 2021-INV5, Class AX1, 0.19%, 12/25/51(a)(c)		100,052	920,253
Series 2021-INV7, Class A2X, 0.50%, 02/25/52(a)(c)		26,997	733,184
Series 2021-INV7, Class A3X, 0.50%, 02/25/52(a)(c)		16,222	352,873
Series 2021-INV7, Class A4X, 0.50%, 02/25/52(a)(c)		6,756	276,484
Series 2021-INV7, Class A5X, 0.50%, 02/25/52(a)(c)		2,939	79,830
Series 2021-INV7, Class AX1, 0.27%, 02/25/52(a)(c)		52,915	691,265
Seasoned Credit Risk Transfer Trust, Series 2017-3, Class BIO, 0.64%, 07/25/56(a)(c)		2,809	287,126
Voyager OPTONE Delaware Trust, Series 2009-1, Class SAA7, 5.74%, 02/25/38(a)(c)		11,993	2,768,984
			27,165,794
Interest Only Commercial Mortgage-Backed Securities — 0.1%
245 Park Avenue Trust, Series 2017-245P, Class XA, 0.15%, 06/05/37(a)(c)		13,000	72,618
BANK, Series 2019-BN20, Class XB, 0.37%, 09/15/62(c)		39,279	712,497
Bank of America Merrill Lynch Commercial Mortgage Trust
Series 2017-BNK3, Class XB, 0.58%, 02/15/50(c)		11,850	195,460
Series 2017-BNK3, Class XD, 1.24%, 02/15/50(a)(c)		5,000	165,848
BBCMS Mortgage Trust
Series 2015-SRCH, Class XA, 0.89%, 08/10/35(a)(c)		16,003	391,371
Series 2020-C7, Class XB, 0.99%, 04/15/53(c)		1,596	86,478
Benchmark Mortgage Trust
Series 2019-B9, Class XA, 1.02%, 03/15/52(c)		12,788	494,679
Series 2020-B17, Class XB, 0.53%, 03/15/53(c)		7,100	171,058
Series 2021-B23, Class XA, 1.27%, 02/15/54(c)		27,347	1,656,657
BMO Mortgage Trust, Series 2023-C5, Class XA, 0.73%, 06/15/56(c)		14,366	731,868
BX Trust, Series 2022-GPA, Class XCP, 0.00%, 08/15/23(a)(c)(d)		107,548	3,151

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class XD, 1.70%, 01/10/48(a)(c)	USD	5,497	$ 160,606
Series 2016-C4, Class XB, 0.69%, 05/10/58(c)		5,810	83,720
Citigroup Commercial Mortgage Trust, Series 2020-420K, Class X, 0.80%, 11/10/42(a)(c)		46,500	2,137,545
Commercial Mortgage Pass-Through Certificates
Series 2015-3BP, Class XA, 0.06%, 02/10/35(a)(c)		150,000	117,075
Series 2015-CR25, Class XA, 0.79%, 08/10/48(c)		4,116	40,265
Series 2018-COR3, Class XD, 1.75%, 05/10/51(a)(c)		3,200	192,086
CSAIL Commercial Mortgage Trust
Series 2017-CX10, Class XB, 0.17%, 11/15/50(c)		12,490	120,387
Series 2019-C16, Class XA, 1.54%, 06/15/52(c)		30,069	1,873,155
Series 2019-C17, Class XA, 1.32%, 09/15/52(c)		9,931	526,485
Series 2019-C17, Class XB, 0.54%, 09/15/52(c)		19,090	494,649
DBGS Mortgage Trust, Series 2019-1735, Class X, 0.29%, 04/10/37(a)(c)		21,535	308,213
Deutsche Bank JPMorgan Mortgage Trust, Series 2017-C6, Class XD, 1.00%, 06/10/50(c)		5,780	162,154
FREMF Mortgage Trust, Series 2019-KW08, Class X2A, 0.10%, 01/25/29(a)		153,913	556,441
GS Mortgage Securities Corp. II, Series 2005-ROCK, Class X1, 0.21%, 05/03/32(a)(c)		21,000	61,444
GS Mortgage Securities Trust
Series 2019-GSA1, Class XA, 0.81%, 11/10/52(c)		7,779	286,793
Series 2020-GSA2, Class XA, 1.72%, 12/12/53(a)(c)		18,409	1,519,819
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class XA, 0.78%, 09/15/47(c)		1,514	2,952
Series 2014-C23, Class XA, 0.58%, 09/15/47(c)		21,822	50,870
Series 2015-C29, Class XA, 0.54%, 05/15/48(c)		1,315	7,234
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class XC, 0.75%, 12/15/49(a)(c)		4,940	86,327
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11, Class XB, 0.51%, 04/15/46(c)		4,570	153
Series 2016-JP3, Class XC, 0.75%, 08/15/49(a)(c)		13,040	214,148
Ladder Capital Commercial Mortgage Trust, Series 2013-GCP, Class XA, 1.15%, 02/15/36(a)(c)		3,600	136,713
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, 0.82%, 03/10/50(a)(c)		2,434	40,190
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C19, Class XF, 1.18%, 12/15/47(a)(c)		4,370	59,410
Security		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C26, Class XD, 1.31%, 10/15/48(a)(c)	USD	4,490	$ 94,021
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class XD, 1.59%, 03/15/49(a)(c)		13,984	421,704
Series 2017-H1, Class XD, 2.15%, 06/15/50(a)(c)		3,293	198,164
Series 2019-H6, Class XB, 0.71%, 06/15/52(c)		23,510	762,519
Series 2019-L2, Class XA, 1.00%, 03/15/52(c)		8,597	341,960
MSWF Commercial Mortgage Trust, Series 2023-2, Class XA, 1.14%, 12/15/56(c)		56,280	3,744,443
Olympic Tower Mortgage Trust, Series 2017-OT, Class XA, 0.38%, 05/10/39(a)(c)		36,697	419,604
One Market Plaza Trust
Series 2017-1MKT, Class XCP, 0.00%, 02/10/32(a)(c)(d)(f)		53,230	5
Series 2017-1MKT, Class XNCP, 0.09%, 02/10/32(a)(c)		10,646	27,893
UBS Commercial Mortgage Trust
Series 2019-C17, Class XA, 1.46%, 10/15/52(c)		31,409	1,929,284
Series 2019-C18, Class XA, 1.01%, 12/15/52(c)		34,441	1,355,157
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS4, Class XA, 1.01%, 12/15/48(c)		2,165	31,513
Series 2016-BNK1, Class XD, 1.25%, 08/15/49(a)(c)		4,420	117,455
Series 2019-C50, Class XA, 1.41%, 05/15/52(c)		21,949	1,160,075
			24,524,316
Principal Only Collateralized Mortgage Obligations — 0.0%
Seasoned Credit Risk Transfer Trust, Series 2017-3, Class B, 0.00%, 07/25/56(a)(d)		1,518	175,293
Total Non-Agency Mortgage-Backed Securities — 8.8% (Cost: $1,815,585,990)			1,698,349,872
Preferred Securities
Capital Trusts — 0.1%
Banks — 0.1%
Ahli United Sukuk Ltd., 3.88%(e)(l)		350	319,375
Banco Mercantil del Norte SA, 5.88%(a)(l)		252	230,676
Bangkok Bank PCL, 5.00%(e)(l)		500	481,250
Barclays PLC
4.38%(l)		462	359,161
9.63%(l)		13,998	14,540,423
BNP Paribas SA, 4.63%(a)(l)		462	403,689
Citigroup, Inc., Series Y, 4.15%(l)		433	371,616
Emirates NBD Bank PJSC, 6.13%(e)(l)		425	421,148
JPMorgan Chase & Co., Series KK, 3.65%(l)		433	396,253
Krung Thai Bank PCL, 4.40%(e)(l)		500	463,125
Rizal Commercial Banking Corp., 6.50%(e)(l)		500	470,980
			18,457,696
Capital Markets — 0.0%
UBS Group AG
4.88%(a)(l)		483	435,049
9.25%(a)(l)		1,875	2,077,997
			2,513,046

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Real Estate Management & Development — 0.0%
MAF Global Securities Ltd., 6.38%(e)(l)	USD	200	$ 196,375
Total Capital Trusts — 0.1%			21,167,117
	Shares
Preferred Stocks — 0.2%
Financial Services — 0.0%
SCI PH, Inc. (Acquired 02/10/23, cost $1,875,000)(f)(g)	1,875	1,752,225
Household Durables — 0.1%
Dream Finders Homes, Inc.(f)	15,124	14,348,895
IT Services — 0.0%
Cap Hill Brands(f)	2,670,520	694,335
Software — 0.1%
Versa Networks, Inc. (Acquired 10/14/22, cost $12,017,972)(f)(g)	4,118,274	13,425,573
Total Preferred Stocks — 0.2%		30,221,028
Total Preferred Securities — 0.3% (Cost: $54,181,636)		51,388,145
		Par (000)
U.S. Government Sponsored Agency Securities
Agency Obligations — 0.0%
Fannie Mae, 6.63%, 11/15/30	USD	1,450	1,668,933
Collateralized Mortgage Obligations — 0.0%
Fannie Mae, Series 2003-W5, Class A, (1-mo. LIBOR US + 0.11%), 5.56%, 04/25/33(c)		1	893
Freddie Mac
Series 2015-DN1, Class B, (SOFR (30-day) + 11.61%), 16.95%, 01/25/25(c)		262	263,520
Series 2015-HQ2, Class B, (SOFR (30-day) + 8.06%), 13.40%, 05/25/25(c)		509	536,754
			801,167
Commercial Mortgage-Backed Securities — 0.1%
Fannie Mae, Series 2006-M2, Class A2A, 5.27%, 10/25/32(c)		235	234,455
Freddie Mac, Series KJ48, Class A2, 5.03%, 10/25/31		2,327	2,347,686
Ginnie Mae, Series 2023-118, Class BA, 3.75%, 05/16/65(c)		1,381	1,301,077
			3,883,218
Interest Only Collateralized Mortgage Obligations — 0.4%
Fannie Mae
Series 2020-32, Class PI, 4.00%, 05/25/50		5,551	1,135,799
Series 2020-77, Class HI, 4.00%, 11/25/50		20,961	4,183,461
Series 2021-3, Class MI, 3.50%, 02/25/51		8,503	1,482,981
Series 2021-31, Class IB, 4.00%, 06/25/51		10,097	1,960,825
Series 2021-50, Class IO, 4.00%, 08/25/51		8,148	1,534,228
Series 2023-39, Class IO, 3.00%, 10/25/52		46,693	7,525,014
Series 427, Class C71, 3.00%, 10/25/49		27,640	4,586,504
Series 427, Class C85, 3.50%, 08/25/49		8,898	1,577,896
Series 428, Class C16, 3.00%, 03/25/50		13,107	2,238,306
Series 437, Class C11, 3.00%, 07/25/52		58,505	9,521,704
Freddie Mac
Series 389, Class C45, 3.00%, 10/15/52		31,526	5,207,487
Series 5052, Class KI, 4.00%, 12/25/50		13,035	2,619,723
Series 5081, Class AI, 3.50%, 03/25/51		4,923	861,528
Security		Par (000)	Value
Interest Only Collateralized Mortgage Obligations (continued)
Freddie Mac
Series 5081, Class PI, 3.00%, 03/25/51	USD	10,315	$ 1,674,140
Series 5112, Class KI, 3.50%, 06/25/51		22,602	4,116,150
Series 5127, Class AI, 3.00%, 06/25/51		8,196	1,347,342
Series 5152, Class EI, 3.50%, 10/25/51		10,706	1,917,822
Series 5155, Class NI, 3.00%, 10/25/51		6,275	873,230
Series 5161, Class LI, 3.00%, 11/25/51		7,332	944,883
Series 5164, Class IB, 3.00%, 11/25/51		7,669	1,196,759
Series 5196, Class DI, 3.00%, 02/25/52		15,529	2,401,673
Ginnie Mae
Series 2020-144, Class IO, 2.50%, 09/20/50		6,304	841,092
Series 2020-146, Class DI, 2.50%, 10/20/50		5,149	688,402
Series 2020-151, Class MI, 2.50%, 10/20/50		10,652	1,433,003
Series 2020-175, Class DI, 2.50%, 11/20/50		1,786	233,498
Series 2020-185, Class MI, 2.50%, 12/20/50		6,413	856,786
Series 2021-176, Class IA, 3.50%, 10/20/51		5,277	876,933
Series 2021-214, Class AI, 4.00%, 12/20/51		5,190	902,711
Series 2021-215, Class LI, 3.00%, 12/20/51		4,133	581,913
Series 2021-67, Class QI, 3.00%, 04/20/51		3,783	570,389
Series 2021-76, Class JI, 3.00%, 08/20/50		3,887	583,801
Series 2021-78, Class IP, 3.00%, 05/20/51		38,871	5,739,085
Series 2021-83, Class PI, 3.00%, 05/20/51		10,009	1,546,601
Series 2021-96, Class MI, 3.00%, 06/20/51		6,784	1,020,872
Series 2022-78, Class IO, 3.00%, 08/20/51		8,429	1,298,770
Series 2022-85, Class IK, 3.00%, 05/20/51		24,652	3,707,169
			79,788,480
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Freddie Mac
Series K121, Class X1, 1.02%, 10/25/30(c)		13,695	730,529
Series KL06, Class XFX, 1.36%, 12/25/29(c)		6,710	369,122
Series KW09, Class X1, 0.80%, 05/25/29(c)		36,407	1,162,010
Ginnie Mae
Series 2013-30, Class IO, 0.52%, 09/16/53(c)		2,754	39,013
Series 2015-37, Class IO, 0.62%, 10/16/56(c)		511	13,028
Series 2015-48, Class IO, 0.92%, 02/16/50(c)		290	5,034
Series 2016-36, Class IO, 0.66%, 08/16/57(c)		603	16,090
Series 2016-96, Class IO, 0.77%, 12/16/57(c)		3,205	115,958
			2,450,784
Mortgage-Backed Securities — 50.7%
Fannie Mae Mortgage-Backed Securities
1.50%, 12/01/35 - 03/01/51		246,858	203,924,161
2.00%, 10/01/31 - 03/01/52		694,411	581,053,636
2.50%, 09/01/27 - 02/01/52		637,380	555,438,828
3.00%, 04/01/28 - 05/01/52		155,171	142,274,030
3.50%, 08/01/28 - 01/01/51(r)		230,676	214,695,759
4.00%, 08/01/31 - 05/01/52		594,395	571,581,985
4.50%, 02/01/25 - 07/01/52		142,688	141,196,267
5.00%, 11/01/32 - 04/01/53		62,836	62,769,166
5.50%, 12/01/32 - 06/01/53		63,788	64,368,447
6.00%, 02/01/34 - 08/01/53		87,675	89,206,731
6.50%, 05/01/40 - 11/01/53		16,730	17,203,721
Freddie Mac Mortgage-Backed Securities
1.50%, 04/01/36 - 10/01/50		41,863	34,952,798
2.00%, 09/01/35 - 02/01/52		416,527	349,621,033
2.50%, 04/01/27 - 04/01/52		504,851	436,232,848
3.00%, 09/01/27 - 08/01/52		273,373	246,712,695
3.50%, 02/01/31 - 06/01/50		78,501	74,452,528
4.00%, 08/01/40 - 06/01/52		213,514	205,904,115
4.50%, 02/01/39 - 08/01/52		83,202	81,975,766
5.00%, 07/01/35 - 02/01/53		59,729	59,478,934
5.50%, 02/01/35 - 08/01/53		51,554	51,873,845
6.00%, 11/01/52 - 06/01/53		51,955	52,816,091

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Mortgage-Backed Securities (continued)
Freddie Mac Mortgage-Backed Securities
6.50%, 10/01/53 - 11/01/53	USD	17,639	$ 18,115,618
Ginnie Mae Mortgage-Backed Securities
2.00%, 08/20/50 - 01/15/54(s)		256,912	217,542,213
2.50%, 04/20/51 - 01/15/54(s)		261,388	228,611,204
3.00%, 12/20/44 - 01/15/54(s)		193,377	175,449,708
3.50%, 01/15/42 - 01/15/54(s)		142,573	133,157,112
4.00%, 04/20/39 - 01/15/54(s)		98,253	94,116,463
4.50%, 12/20/39 - 01/15/54(s)		83,090	81,188,596
5.00%, 04/15/33 - 01/15/54(s)		77,965	77,476,389
5.50%, 01/15/54(s)		63,132	63,585,919
6.00%, 01/15/54(s)		180,187	183,206,540
6.50%, 01/15/54(s)		33,645	34,440,126
Uniform Mortgage-Backed Securities
1.50%, 01/01/39 - 01/01/54(s)		5,348	4,392,886
2.00%, 01/01/39 - 01/01/54(s)		233,147	193,646,312
2.50%, 01/01/39 - 01/01/54(s)		35,433	31,886,372
3.00%, 01/01/39 - 01/01/54(s)		284,301	251,824,838
3.50%, 01/01/39 - 01/01/54(s)		533,573	489,473,097
4.00%, 01/01/39 - 01/01/54(s)		7,849	7,579,349
4.50%, 01/01/39 - 01/01/54(s)		371,346	360,332,508
5.00%, 01/01/54(s)		557,332	551,366,705
5.50%, 01/01/54(s)		828,217	831,711,505
6.00%, 01/01/54(s)		797,045	809,249,846
6.50%, 01/01/54(s)		53,335	54,653,484
7.00%, 01/01/54 - 02/01/54(s)		651,930	672,333,953
			9,803,074,127
Total U.S. Government Sponsored Agency Securities — 51.2% (Cost: $10,152,242,743)			9,891,666,709
U.S. Treasury Obligations
U.S. Treasury Bonds
4.50%, 08/15/39		90,240	95,492,355
4.63%, 02/15/40		10,812	11,577,287
1.13%, 05/15/40 - 08/15/40		18,140	11,634,401
4.38%, 05/15/40 - 05/15/41		72,868	75,451,345
3.88%, 08/15/40 - 02/15/43		67,346	64,439,535
1.38%, 11/15/40		9,070	6,017,732
4.25%, 11/15/40		40,571	41,353,690
4.75%, 02/15/41		87,265	94,344,514
2.38%, 02/15/42 - 05/15/51		102,080	74,598,577
4.00%, 11/15/42 - 11/15/52		85,756	84,005,745
2.88%, 05/15/43		32,692	26,836,812
3.63%, 08/15/43 - 05/15/53		194,832	179,809,960
3.75%, 11/15/43		44,917	41,976,340
3.13%, 08/15/44		45,120	38,205,712
2.50%, 02/15/45		102,915	77,929,971
3.00%, 05/15/47 - 08/15/52(t)		422,891	344,796,814
2.75%, 11/15/47		103,431	80,506,489
2.25%, 08/15/49		55,494	38,746,084
1.63%, 11/15/50		44,842	26,716,023
1.88%, 02/15/51 - 11/15/51		77,609	49,126,014
U.S. Treasury Inflation Indexed Bonds, 1.50%, 02/15/53		23,464	21,247,139
U.S. Treasury Inflation Indexed Notes, 1.38%, 07/15/33(t)		227,592	220,631,577
U.S. Treasury Notes
1.50%, 10/31/24 - 02/15/30(i)		175,815	167,130,859
3.88%, 03/31/25 - 12/31/29		406,201	404,596,068
2.63%, 04/15/25 - 07/31/29		190,242	181,672,596
2.88%, 06/15/25 - 05/15/32		96,020	93,554,433
0.25%, 06/30/25 - 07/31/25		170,325	159,740,964
Security		Par (000)	Value
U.S. Treasury Obligations (continued)
U.S. Treasury Notes
4.00%, 12/15/25	USD	105,319	$ 104,755,379
0.50%, 02/28/26 - 08/31/27		356,663	319,985,091
0.75%, 05/31/26		40,427	37,317,595
0.88%, 06/30/26		89,834	83,071,886
4.75%, 07/15/26		98,076	98,987,801
0.63%, 07/31/26		55,494	50,831,203
1.63%, 11/30/26 - 05/15/31		207,190	186,249,946
2.38%, 05/15/27 - 03/31/29		53,663	50,252,196
2.25%, 08/15/27		20,160	19,013,400
0.38%, 09/30/27		44,842	39,329,587
3.13%, 11/15/28		6,518	6,296,490
3.75%, 05/31/30		90,300	89,499,293
4.13%, 08/31/30		34,405	34,836,609
1.25%, 08/15/31(t)		179,368	148,420,014
2.75%, 08/15/32(t)		168,937	154,709,337
4.50%, 11/15/33(t)		120,230	126,222,714
Total U.S. Treasury Obligations — 22.1% (Cost: $4,456,411,996)			4,261,917,577
	Shares
Warrants
Automobile Components — 0.0%
Aurora Innovation, Inc. (Issued/Exercisable 05/04/22, 1 Share for 1 Warrant, Expires 12/31/28, Strike Price USD 11.50)(h)	16,026	8,269
Automobiles — 0.0%
EVgo, Inc. (Issued/Exercisable 11/10/20, 1 Share for 1 Warrant, Expires 09/15/25, Strike Price USD 11.50)(h)	75,790	22,813
Lightning eMotors, Inc. (Issued/Exercisable 03/03/22, 1 Share for 1 Warrant, Expires 12/15/25, Strike Price USD 11.50)	216,261	238
		23,051
Capital Markets — 0.0%
Cano Health, Inc. (Issued/Exercisable 07/06/21, 1 Share for 1 Warrant, Expires 07/06/25, Strike Price USD 11.50)(h)	57,179	40
Crown PropTech Acquisitions (Issued/Exercisable 01/25/21, 1 Share for 1 Warrant, Expires 02/01/26, Strike Price USD 11.50)(f)	214,560	3,326
Crown PropTech Acquisitions (Issued/Exercisable 01/25/21, 1 Share for 1 Warrant, Expires 12/31/27, Strike Price USD 11.50)(h)	128,396	—
		3,366
Consumer Staples Distribution & Retail — 0.0%
Lavoro Ltd. (Issued/Exercisable 12/27/22, 1 Share for 1 Warrant, Expires 12/27/27, Strike Price USD 11.50)(h)	79,561	54,101
Electrical Equipment — 0.0%
FreeWire Technologies, Inc. (Issued/Exercisable 06/05/22, 1 Share for 1 Warrant, Expires 04/26/27, Strike Price USD 3.35) - Tranche A(f)	853,096	51,186

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2023
Master Total Return Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electrical Equipment (continued)
FreeWire Technologies, Inc. (Issued/Exercisable 06/27/22, 1 Share for 1 Warrant, Expires 04/26/29, Strike Price USD 3.35) - Tranche B(f)	42,655	$ 2,559
FreeWire Technologies, Inc. (Issued/Exercisable 06/14/23, 1 Share for 1 Warrant, Expires 04/26/29, Strike Price USD 3.35) - Tranche B(f)	618,494	6
		53,751
Hotels, Restaurants & Leisure — 0.0%
Sonder Holdings, Inc. (Issued/Exercisable 02/19/21, 1 Share for 1 Warrant, Expires 11/19/26, Strike Price USD 12.50)(f)	126,555	1
Machinery — 0.0%
Rotor Acquisition Corp. (Issued/Exercisable 01/11/22, 1 Share for 1 Warrant, Expires 01/31/26, Strike Price USD 11.50)	72,998	394
Sarcos Technology & Robotics Corp. (Issued/Exercisable 12/21/20, 1 Share for 1 Warrant, Expires 06/15/27, Strike Price USD 11.50)(h)	267,474	1,445
		1,839
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Issued/Exercisable 11/03/20, 1 Share for 1 Warrant, Expires 10/28/24, Strike Price USD 36.00)(h)	2,236	43,334
Passenger Airlines — 0.0%
Volato Group, Inc. (Issued/Exercisable 12/08/23, 1 Share for 1 Warrant, Expires 12/03/28, Strike Price USD 11.50) (Acquired 12/19/23, cost $109,868)(f)(g)	109,868	9,943
Real Estate Management & Development — 0.0%
Offerpad Solutions, Inc. (Issued/Exercisable 10/13/20, 1 Share for 1 Warrant, Expires 10/13/25, Strike Price USD 11.50)(h)	111,610	2,121
Software — 0.0%
CXApp, Inc. (Issued/Exercisable 02/02/21, 1 Share for 1 Warrant, Expires 12/15/25, Strike Price USD 11.50)(h)	868,890	69,511
Latch, Inc. (Issued/Exercisable 12/29/20, 1 Share for 1 Warrant, Expires 12/31/26, Strike Price USD 11.50)(h)	49,166	—
Pear Therapeutics, Inc. (Issued/Exercisable 03/23/21, 1 Share for 1 Warrant, Expires 02/04/26, Strike Price USD 11.50)(f)(h)	63,832	1
Versa Networks, Inc. (Issued/Exercisable 10/05/22, 1 Share for 1 Warrant, Expires 10/07/32, Strike Price USD 0.01) (Acquired 10/14/22, cost $0)(f)(g)	507,586	1,431,392
		1,500,904
Total Warrants — 0.0% (Cost: $6,293,830)		1,700,680
Total Long-Term Investments — 122.8% (Cost: $24,465,861,062)		23,732,927,420
Security	Shares	Value
Short-Term Securities
Money Market Funds — 3.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.26%(q)(u)	557,045,771	$ 557,045,771
SL Liquidity Series, LLC, Money Market Series, 5.58%(q)(u)(v)	38,571,489	38,583,061
Total Short-Term Securities — 3.1% (Cost: $595,632,689)		595,628,832
Options Purchased — 0.1% (Cost: $20,977,694)		25,685,215
Total Investments Before Options Written and TBA Sale Commitments — 126.0% (Cost: $25,082,471,445)		24,354,241,467
		Par (000)
TBA Sale Commitments(s)
Mortgage-Backed Securities — (17.6)%
Ginnie Mae Mortgage-Backed Securities, 6.00%, 01/15/54	USD	(133,278)	(135,511,447)
Uniform Mortgage-Backed Securities
2.50%, 01/01/54		(239,329)	(203,579,656)
3.00%, 01/01/54		(167,093)	(147,792,453)
3.50%, 01/01/39 - 01/01/54		(70,940)	(65,131,962)
4.00%, 01/01/54		(519,289)	(491,113,705)
4.50%, 01/01/54		(44,260)	(42,901,080)
5.00%, 01/01/54		(706,802)	(699,237,013)
5.50%, 01/01/54		(208,510)	(209,389,652)
6.00%, 01/01/54		(822,282)	(834,873,186)
6.50%, 01/01/54		(464,811)	(476,303,972)
7.00%, 01/01/54		(102,600)	(105,826,289)
Total TBA Sale Commitments — (17.6)% (Proceeds: $(3,377,697,866))			(3,411,660,415)
Options Written — (0.5)% (Premiums Received: $(77,649,343))			(87,899,582)
Total Investments Net of Options Written and TBA Sale Commitments — 107.9% (Cost: $21,627,124,236)			20,854,681,470
Liabilities in Excess of Other Assets — (7.9)%			(1,526,076,569)
Net Assets — 100.0%			$ 19,328,604,901
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)	Zero-coupon bond.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)	Restricted security as to resale, excluding 144A securities. The Master Portfolio held restricted securities with a current value of $29,531,692, representing 0.2% of its net assets as of period end, and an original cost of $25,711,985.
(h)	Non-income producing security.
(i)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(j)	Convertible security.
(k)	Issuer filed for bankruptcy and/or is in default.
(l)	Perpetual security with no stated maturity date.

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2023
Master Total Return Portfolio
(m)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(n)	All or a portion of the security is held by a wholly-owned subsidiary.
(o)	Investment does not issue shares.
(p)	All or a portion of this security is on loan.
(q)	Affiliate of the Master Portfolio.
(r)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(s)	Represents or includes a TBA transaction.
(t)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(u)	Annualized 7-day yield as of period end.
(v)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/23	Par/Shares Held at 12/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Capital Finance LP, Series 1997-R2, Class AP	$ —	$ —	$ —	$ —	$ —	$ —	2,839	$ —	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Class	923,558,671	—	(366,512,900)(a)	—	—	557,045,771	557,045,771	6,139,813	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	24,382,780	—	—	—	2,064,960	26,447,740	239,000	370,615	—
SL Liquidity Series, LLC, Money Market Series	28,716,016	9,870,241(a)	—	4,990	(8,186)	38,583,061	38,571,489	109,651(b)	—
				$ 4,990	$ 2,056,774	$ 622,076,572		$ 6,620,079	$ —
(a)	Represents net shares purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Australian 10-Year Bonds	759	03/15/24	$ 60,342	$ 1,695,443
NASDAQ 100 E-Mini Index	30	03/15/24	10,214	268,745
U.S. Treasury Bonds (30 Year)	3,752	03/19/24	468,766	9,284,206
U.S. Treasury Notes (10 Year)	142	03/19/24	16,030	24,205
U.S. Ultra Treasury Bonds	1,180	03/19/24	157,641	6,831,147
U.S. Treasury Notes (5 Year)	13,756	03/28/24	1,496,287	21,507,610
3-month SOFR	3,593	06/18/24	853,472	1,799,716
ECX Emission	15	12/16/24	1,331	156,958
3-month SONIA Index	156	03/18/25	47,914	61,138
				41,629,168
Short Contracts
Euro-Bobl	24	03/07/24	3,160	(37,684)
Euro-Bund	1	03/07/24	152	695
Euro-Buxl	481	03/07/24	75,253	(4,865,289)
Japanese Government Bonds (10 Year)	7	03/13/24	7,284	(75,194)
E-Mini Russell 2000 Index	238	03/15/24	24,368	(1,687,487)
Euro STOXX 50 Index	327	03/15/24	16,400	134,729

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2023
Master Total Return Portfolio
Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short ContractsShort Contracts (continued)
Euro STOXX Banks Index	760	03/15/24	$ 5,000	$ 49,233
Canadian Government Bonds (10 Year)	2,782	03/19/24	260,721	(12,576,565)
U.S. Ultra Treasury Notes (10 Year)	1,810	03/19/24	213,608	(934,697)
U.S. Treasury Notes (2 Year)	7,053	03/28/24	1,452,312	(2,041,081)
3-month SOFR	96	09/17/24	22,916	(124,987)
3-month SOFR	7,337	12/17/24	1,759,138	(7,822,525)
3-month SOFR	3,785	06/17/25	913,888	(4,491,120)
				(34,471,972)
				$ 7,157,196
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	13,595,408	USD	2,765,000	BNP Paribas S.A.	01/03/24	$ 33,006
BRL	6,846,595	USD	1,393,000	Citibank N.A.	01/03/24	16,065
BRL	6,846,595	USD	1,393,000	Citibank N.A.	01/03/24	16,065
BRL	5,687,959	USD	1,156,000	Goldman Sachs International	01/03/24	14,612
BRL	5,687,959	USD	1,156,000	Goldman Sachs International	01/03/24	14,612
BRL	3,413,125	USD	691,000	Goldman Sachs International	01/03/24	11,439
BRL	3,413,125	USD	691,000	Goldman Sachs International	01/03/24	11,439
AUD	2,087,000	USD	1,371,383	Barclays Bank PLC	01/18/24	51,777
AUD	2,130,000	USD	1,403,045	Barclays Bank PLC	01/18/24	49,436
AUD	2,831,000	USD	1,912,386	Barclays Bank PLC	01/18/24	18,119
AUD	2,766,000	USD	1,858,180	Deutsche Bank AG	01/18/24	28,001
AUD	2,766,000	USD	1,858,180	Deutsche Bank AG	01/18/24	28,001
AUD	2,804,000	USD	1,793,631	JPMorgan Chase Bank N.A.	01/18/24	118,462
AUD	2,804,000	USD	1,793,631	JPMorgan Chase Bank N.A.	01/18/24	118,462
AUD	1,372,000	USD	913,508	Morgan Stanley & Co. International PLC	01/18/24	22,081
AUD	1,372,000	USD	913,508	Morgan Stanley & Co. International PLC	01/18/24	22,081
CAD	1,772,943	USD	1,287,000	HSBC Bank PLC	01/18/24	51,398
CAD	2,957,097	USD	2,187,000	Morgan Stanley & Co. International PLC	01/18/24	45,318
CAD	3,216,705	USD	2,379,000	Morgan Stanley & Co. International PLC	01/18/24	49,296
CAD	2,546,189	USD	1,910,000	Morgan Stanley & Co. International PLC	01/18/24	12,122
CHF	804,169	USD	934,000	Citibank N.A.	01/18/24	24,202
CLP	824,255,000	USD	934,000	BNP Paribas S.A.	01/18/24	280
COP	3,688,634,700	GBP	738,000	Standard Chartered Bank	01/18/24	6,917
COP	3,688,634,700	GBP	738,000	Standard Chartered Bank	01/18/24	6,917
COP	3,701,357,000	USD	902,000	Citibank N.A.	01/18/24	48,986
COP	3,709,104,000	USD	912,000	Citibank N.A.	01/18/24	40,976
COP	3,618,900,000	USD	900,000	Societe Generale	01/18/24	29,800
COP	3,618,900,000	USD	900,000	Societe Generale	01/18/24	29,800
COP	3,598,200,000	USD	900,000	Societe Generale	01/18/24	24,482
COP	3,598,200,000	USD	900,000	Societe Generale	01/18/24	24,482
COP	11,048,400,000	USD	2,790,000	TD Securities, Inc.	01/18/24	48,653
EUR	3,485,000	GBP	3,019,540	BNP Paribas S.A.	01/18/24	1,172
EUR	647,000	MXN	12,140,937	Goldman Sachs International	01/18/24	2,378
EUR	647,000	MXN	12,140,938	Goldman Sachs International	01/18/24	2,378
EUR	834,000	USD	908,694	Barclays Bank PLC	01/18/24	12,768
EUR	6,008,000	USD	6,447,821	BNP Paribas S.A.	01/18/24	190,239
EUR	1,710,000	USD	1,869,815	BNP Paribas S.A.	01/18/24	19,513
EUR	1,304,000	USD	1,434,304	BNP Paribas S.A.	01/18/24	6,447
EUR	3,501,000	USD	3,757,327	TD Securities, Inc.	01/18/24	110,823
EUR	1,746,000	USD	1,879,009	UBS AG	01/18/24	50,095
EUR	345,641	USD	381,845	UBS AG	01/18/24	43
GBP	724,000	USD	898,173	Barclays Bank PLC	01/18/24	24,780

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2023
Master Total Return Portfolio
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	724,000	USD	898,173	Barclays Bank PLC	01/18/24	$ 24,780
GBP	1,640,000	USD	2,013,556	UBS AG	01/18/24	77,111
GBP	1,640,000	USD	2,013,539	UBS AG	01/18/24	77,128
HUF	333,120,140	USD	955,000	Barclays Bank PLC	01/18/24	2,404
HUF	487,655,240	USD	1,371,000	BNP Paribas S.A.	01/18/24	30,546
HUF	154,370,805	USD	434,000	BNP Paribas S.A.	01/18/24	9,669
IDR	14,420,960,000	USD	934,000	BNP Paribas S.A.	01/18/24	2,422
IDR	14,420,960,000	USD	934,000	BNP Paribas S.A.	01/18/24	2,422
IDR	24,713,796,250	USD	1,573,000	TD Securities, Inc.	01/18/24	31,785
IDR	24,713,796,250	USD	1,573,000	TD Securities, Inc.	01/18/24	31,785
INR	116,200,578	USD	1,393,000	Bank of America N.A.	01/18/24	2,491
INR	116,200,578	USD	1,393,000	Bank of America N.A.	01/18/24	2,491
JPY	134,117,999	USD	907,000	Barclays Bank PLC	01/18/24	47,179
JPY	67,309,303	USD	467,000	Barclays Bank PLC	01/18/24	11,870
JPY	67,309,303	USD	467,000	Barclays Bank PLC	01/18/24	11,870
JPY	200,771,103	USD	1,401,000	Barclays Bank PLC	01/18/24	27,380
JPY	136,024,133	USD	911,000	BNP Paribas S.A.	01/18/24	56,740
JPY	134,875,864	USD	913,000	BNP Paribas S.A.	01/18/24	46,571
JPY	134,576,589	USD	912,000	BNP Paribas S.A.	01/18/24	45,441
JPY	102,803,237	USD	716,000	BNP Paribas S.A.	01/18/24	15,391
JPY	134,045,198	USD	917,000	Citibank N.A.	01/18/24	36,661
JPY	134,045,198	USD	917,000	Citibank N.A.	01/18/24	36,661
JPY	133,688,894	USD	912,000	Goldman Sachs International	01/18/24	39,126
JPY	197,147,961	USD	1,314,000	UBS AG	01/18/24	88,604
JPY	220,403,618	USD	1,469,000	UBS AG	01/18/24	99,055
KRW	1,211,398,000	USD	934,000	Citibank N.A.	01/18/24	7,708
KRW	1,211,398,000	USD	934,000	Citibank N.A.	01/18/24	7,708
KRW	1,199,855,775	USD	921,000	Morgan Stanley & Co. International PLC	01/18/24	11,735
MXN	12,217,350	EUR	647,000	Citibank N.A.	01/18/24	2,107
MXN	12,217,350	EUR	647,000	Citibank N.A.	01/18/24	2,107
MXN	16,489,506	EUR	866,000	Citibank N.A.	01/18/24	10,845
MXN	16,489,506	EUR	866,000	Citibank N.A.	01/18/24	10,845
MXN	16,124,721	EUR	842,000	Goldman Sachs International	01/18/24	15,955
MXN	16,124,721	EUR	842,000	Goldman Sachs International	01/18/24	15,955
MXN	16,385,710	EUR	860,000	Goldman Sachs International	01/18/24	11,383
MXN	16,385,710	EUR	860,000	Goldman Sachs International	01/18/24	11,383
MXN	23,710,916	USD	1,359,000	Barclays Bank PLC	01/18/24	32,441
MXN	24,406,651	USD	1,393,000	Barclays Bank PLC	01/18/24	39,269
MXN	16,447,240	USD	948,000	Barclays Bank PLC	01/18/24	17,183
MXN	32,111,460	USD	1,831,000	BNP Paribas S.A.	01/18/24	53,415
MXN	15,785,100	USD	900,000	Goldman Sachs International	01/18/24	26,326
MXN	15,785,100	USD	900,000	Goldman Sachs International	01/18/24	26,326
MXN	12,107,564	USD	691,000	Goldman Sachs International	01/18/24	19,515
MXN	12,107,564	USD	691,000	Goldman Sachs International	01/18/24	19,515
MXN	23,346,897	USD	1,328,000	Goldman Sachs International	01/18/24	42,079
MXN	23,346,897	USD	1,328,000	Goldman Sachs International	01/18/24	42,079
MXN	24,588,186	USD	1,407,000	Goldman Sachs International	01/18/24	35,922
MXN	4,322,695	USD	243,000	UBS AG	01/18/24	10,671
MXN	4,322,714	USD	243,000	UBS AG	01/18/24	10,672
MXN	142,948,859	USD	8,155,589	UBS AG	01/18/24	233,159
MYR	8,595,323	USD	1,837,000	Barclays Bank PLC	01/18/24	36,251
MYR	8,595,323	USD	1,837,000	Barclays Bank PLC	01/18/24	36,251
NOK	9,325,002	EUR	792,614	Barclays Bank PLC	01/18/24	42,567
NOK	9,325,002	EUR	792,614	Barclays Bank PLC	01/18/24	42,567
NOK	9,019,189	EUR	784,000	BNP Paribas S.A.	01/18/24	21,970
NOK	9,019,189	EUR	784,000	BNP Paribas S.A.	01/18/24	21,970
NOK	24,624,820	EUR	2,190,000	BNP Paribas S.A.	01/18/24	5,326
NOK	851,745	EUR	72,385	Citibank N.A.	01/18/24	3,901
NOK	851,744	EUR	72,385	Citibank N.A.	01/18/24	3,901
NOK	7,356,745	EUR	627,000	UBS AG	01/18/24	31,721

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2023
Master Total Return Portfolio
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK	7,356,745	EUR	627,000	UBS AG	01/18/24	$ 31,721
NOK	9,812,405	USD	913,000	Citibank N.A.	01/18/24	53,302
NOK	20,455,058	USD	1,876,000	Goldman Sachs International	01/18/24	138,364
PLN	3,650,083	USD	913,000	Bank of America N.A.	01/18/24	14,404
PLN	3,650,083	USD	913,000	Bank of America N.A.	01/18/24	14,404
PLN	5,508,469	USD	1,349,000	Citibank N.A.	01/18/24	50,579
PLN	5,508,469	USD	1,349,000	Citibank N.A.	01/18/24	50,579
PLN	7,348,254	USD	1,822,000	Citibank N.A.	01/18/24	45,027
PLN	7,363,903	USD	1,835,000	Citibank N.A.	01/18/24	36,003
PLN	3,782,962	USD	955,000	Citibank N.A.	01/18/24	6,166
PLN	10,816,466	USD	2,670,000	UBS AG	01/18/24	78,222
PLN	5,517,608	USD	1,367,000	UBS AG	01/18/24	34,901
PLN	5,517,608	USD	1,367,000	UBS AG	01/18/24	34,901
PLN	3,603,805	USD	912,000	UBS AG	01/18/24	3,646
PLN	3,603,805	USD	912,000	UBS AG	01/18/24	3,646
PLN	5,595,032	USD	1,393,000	UBS AG	01/18/24	28,573
THB	97,326,605	USD	2,719,000	JPMorgan Chase Bank N.A.	01/18/24	137,767
THB	97,326,605	USD	2,719,000	JPMorgan Chase Bank N.A.	01/18/24	137,767
USD	913,000	CLP	803,531,300	Citibank N.A.	01/18/24	2,210
USD	913,000	CLP	803,531,300	Citibank N.A.	01/18/24	2,210
USD	1,381,000	CLP	1,202,685,280	Morgan Stanley & Co. International PLC	01/18/24	17,776
USD	934,000	CLP	815,727,580	Morgan Stanley & Co. International PLC	01/18/24	9,386
ZAR	26,705,679	USD	1,430,000	Bank of America N.A.	01/18/24	27,328
ZAR	16,639,290	USD	900,000	Barclays Bank PLC	01/18/24	8,006
ZAR	16,639,290	USD	900,000	Barclays Bank PLC	01/18/24	8,006
ZAR	33,663,935	USD	1,831,000	Barclays Bank PLC	01/18/24	6,040
ZAR	33,663,935	USD	1,831,000	Barclays Bank PLC	01/18/24	6,040
ZAR	16,735,230	USD	900,000	Citibank N.A.	01/18/24	13,241
ZAR	16,735,230	USD	900,000	Citibank N.A.	01/18/24	13,241
ZAR	32,533,489	USD	1,761,000	Citibank N.A.	01/18/24	14,352
ZAR	25,255,628	USD	1,361,000	Citibank N.A.	01/18/24	17,199
ZAR	17,089,256	USD	913,000	Citibank N.A.	01/18/24	19,560
ZAR	26,577,651	USD	1,401,000	Citibank N.A.	01/18/24	49,342
ZAR	25,670,393	USD	1,365,500	Deutsche Bank AG	01/18/24	35,333
ZAR	23,376,883	USD	1,243,500	Deutsche Bank AG	01/18/24	32,176
IDR	70,274,911,998	USD	4,525,107	Citibank N.A.	01/31/24	37,571
IDR	492,626,878	USD	31,721	Citibank N.A.	01/31/24	263
BRL	11,282,682	USD	2,306,000	Morgan Stanley & Co. International PLC	02/02/24	11,363
BRL	11,282,682	USD	2,306,000	Morgan Stanley & Co. International PLC	02/02/24	11,363
CZK	40,689,806	USD	1,737,231	BNP Paribas S.A.	03/04/24	78,951
EUR	14,440,000	GBP	12,450,457	BNP Paribas S.A.	03/20/24	116,915
EUR	7,210,000	USD	7,802,770	Barclays Bank PLC	03/20/24	182,741
EUR	5,050,000	USD	5,467,302	Barclays Bank PLC	03/20/24	125,878
EUR	7,200,000	USD	7,807,464	Societe Generale	03/20/24	166,971
EUR	14,570,000	USD	15,979,502	Societe Generale	03/20/24	157,654
IDR	129,680,129,696	USD	8,332,003	Citibank N.A.	03/20/24	82,614
EUR	14,598,254	JPY	2,232,000,000	Bank of America N.A.	03/21/24	133,984
EUR	8,752,320	JPY	1,339,000,000	Deutsche Bank AG	03/21/24	74,482
JPY	2,225,000,000	EUR	14,377,193	Barclays Bank PLC	03/21/24	60,575
JPY	2,215,000,000	USD	15,548,115	Barclays Bank PLC	03/21/24	364,914
JPY	2,258,000,000	USD	16,178,494	Deutsche Bank AG	03/21/24	43,457
JPY	1,126,000,000	USD	7,842,646	HSBC Bank PLC	03/21/24	246,777
JPY	1,122,000,000	USD	7,829,892	Societe Generale	03/21/24	230,794
COP	5,064,565,800	USD	1,189,075	Barclays Bank PLC	08/15/24	62,415
COP	13,023,169,200	USD	3,011,764	BNP Paribas S.A.	08/15/24	206,353
COP	18,401,175,000	USD	4,256,575	Morgan Stanley & Co. International PLC	08/15/24	290,485
						$7,126,172
USD	934,000	BRL	4,595,280	Citibank N.A.	01/03/24	(11,733)
USD	934,000	BRL	4,595,280	Citibank N.A.	01/03/24	(11,733)
USD	2,765,000	BRL	13,604,851	Goldman Sachs International	01/03/24	(34,950)

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2023
Master Total Return Portfolio
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,306,000	BRL	11,234,832	Morgan Stanley & Co. International PLC	01/03/24	$ (6,187)
USD	2,306,000	BRL	11,234,832	Morgan Stanley & Co. International PLC	01/03/24	(6,187)
USD	1,244,594	COP	5,064,565,800	Barclays Bank PLC	01/09/24	(59,169)
USD	3,150,564	COP	13,023,169,200	BNP Paribas S.A.	01/09/24	(201,972)
USD	4,520,784	COP	18,401,175,000	Citibank N.A.	01/09/24	(216,204)
USD	1,323,500	TWD	42,580,966	Morgan Stanley & Co. International PLC	01/17/24	(67,320)
USD	1,323,500	TWD	42,580,966	Morgan Stanley & Co. International PLC	01/17/24	(67,320)
CLP	1,187,245,700	USD	1,381,000	BNP Paribas S.A.	01/18/24	(35,276)
CLP	802,580,800	USD	928,000	Citibank N.A.	01/18/24	(18,288)
CLP	802,580,800	USD	928,000	Citibank N.A.	01/18/24	(18,288)
CLP	814,686,550	USD	929,000	Citibank N.A.	01/18/24	(5,566)
CLP	814,686,550	USD	929,000	Citibank N.A.	01/18/24	(5,566)
EUR	860,000	MXN	16,302,035	BNP Paribas S.A.	01/18/24	(6,473)
EUR	860,000	MXN	16,302,035	BNP Paribas S.A.	01/18/24	(6,473)
EUR	863,000	MXN	16,336,947	BNP Paribas S.A.	01/18/24	(5,207)
EUR	863,000	MXN	16,336,947	BNP Paribas S.A.	01/18/24	(5,207)
EUR	3,000	MXN	57,125	BNP Paribas S.A.	01/18/24	(38)
EUR	3,000	MXN	57,125	BNP Paribas S.A.	01/18/24	(38)
EUR	868,000	MXN	16,382,059	BNP Paribas S.A.	01/18/24	(2,330)
EUR	868,000	MXN	16,382,059	BNP Paribas S.A.	01/18/24	(2,330)
EUR	842,000	MXN	15,902,501	Morgan Stanley & Co. International PLC	01/18/24	(2,915)
EUR	842,000	MXN	15,902,501	Morgan Stanley & Co. International PLC	01/18/24	(2,915)
EUR	1,649,000	NOK	18,617,292	BNP Paribas S.A.	01/18/24	(11,455)
EUR	1,649,000	NOK	18,617,292	BNP Paribas S.A.	01/18/24	(11,455)
EUR	627,000	NOK	7,301,025	Goldman Sachs International	01/18/24	(26,234)
EUR	627,000	NOK	7,301,025	Goldman Sachs International	01/18/24	(26,234)
EUR	842,000	PLN	3,741,912	BNP Paribas S.A.	01/18/24	(20,435)
EUR	842,000	PLN	3,741,912	BNP Paribas S.A.	01/18/24	(20,435)
EUR	843,000	PLN	3,754,424	UBS AG	01/18/24	(22,510)
EUR	843,000	PLN	3,754,424	UBS AG	01/18/24	(22,510)
GBP	1,120,000	USD	1,430,052	BNP Paribas S.A.	01/18/24	(2,279)
HUF	321,304,211	EUR	842,000	BNP Paribas S.A.	01/18/24	(6,856)
HUF	321,304,211	EUR	842,000	BNP Paribas S.A.	01/18/24	(6,856)
KRW	1,169,177,400	USD	911,000	Citibank N.A.	01/18/24	(2,113)
KRW	1,169,177,400	USD	911,000	Citibank N.A.	01/18/24	(2,113)
USD	932,538	AUD	1,403,000	Barclays Bank PLC	01/18/24	(24,190)
USD	932,538	AUD	1,403,000	Barclays Bank PLC	01/18/24	(24,190)
USD	1,384,001	AUD	2,087,000	BNP Paribas S.A.	01/18/24	(39,158)
USD	1,403,123	AUD	2,130,000	Goldman Sachs International	01/18/24	(49,359)
USD	1,871,239	AUD	2,847,000	Goldman Sachs International	01/18/24	(70,177)
USD	901,980	AUD	1,384,000	Morgan Stanley & Co. International PLC	01/18/24	(41,792)
USD	901,980	AUD	1,384,000	Morgan Stanley & Co. International PLC	01/18/24	(41,792)
USD	1,468,000	CAD	2,022,794	Morgan Stanley & Co. International PLC	01/18/24	(59,011)
USD	2,563,000	CAD	3,531,622	Morgan Stanley & Co. International PLC	01/18/24	(103,028)
USD	911,000	CAD	1,252,796	UBS AG	01/18/24	(34,738)
USD	911,000	CAD	1,252,796	UBS AG	01/18/24	(34,738)
USD	934,000	CHF	816,472	Goldman Sachs International	01/18/24	(38,861)
USD	81,000	CLP	74,681,190	Barclays Bank PLC	01/18/24	(3,650)
USD	81,000	CLP	74,681,190	Barclays Bank PLC	01/18/24	(3,650)
USD	911,000	CLP	806,462,750	Societe Generale	01/18/24	(3,113)
USD	911,000	CLP	806,462,750	Societe Generale	01/18/24	(3,112)
USD	917,000	CNH	6,525,716	Citibank N.A.	01/18/24	(78)
USD	917,000	CNH	6,525,716	Citibank N.A.	01/18/24	(78)
USD	467,000	CNH	3,336,255	UBS AG	01/18/24	(1,854)
USD	467,000	CNH	3,336,255	UBS AG	01/18/24	(1,854)
USD	912,000	COP	3,683,568,000	Bank of America N.A.	01/18/24	(34,415)
USD	2,419,286	COP	9,875,040,768	Bank of New York Mellon	01/18/24	(117,898)
USD	934,000	COP	3,753,886,100	BNP Paribas S.A.	01/18/24	(30,482)
USD	928,000	COP	3,771,466,240	Citibank N.A.	01/18/24	(40,999)
USD	912,000	COP	3,658,032,000	Goldman Sachs International	01/18/24	(27,854)

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2023
Master Total Return Portfolio
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	912,000	COP	3,658,032,000	Goldman Sachs International	01/18/24	$ (27,854)
USD	928,000	COP	3,753,240,320	Goldman Sachs International	01/18/24	(36,316)
USD	999,000	COP	4,090,905,000	Standard Chartered Bank	01/18/24	(52,072)
USD	902,000	COP	3,693,690,000	Standard Chartered Bank	01/18/24	(47,016)
USD	999,000	COP	4,090,905,000	Standard Chartered Bank	01/18/24	(52,072)
USD	902,000	CZK	20,723,522	Citibank N.A.	01/18/24	(24,021)
USD	902,000	CZK	20,723,522	Citibank N.A.	01/18/24	(24,021)
USD	1,497,198	EUR	1,395,000	Bank of New York Mellon	01/18/24	(44,096)
USD	914,927	EUR	834,000	Barclays Bank PLC	01/18/24	(6,535)
USD	913,372	EUR	834,000	Barclays Bank PLC	01/18/24	(8,090)
USD	913,372	EUR	834,000	Barclays Bank PLC	01/18/24	(8,090)
USD	1,880,349	EUR	1,710,000	Barclays Bank PLC	01/18/24	(8,979)
USD	1,310,678	EUR	1,221,000	BNP Paribas S.A.	01/18/24	(38,368)
USD	2,340,683	EUR	2,156,000	BNP Paribas S.A.	01/18/24	(41,417)
USD	2,340,683	EUR	2,156,000	BNP Paribas S.A.	01/18/24	(41,417)
USD	917,457	EUR	841,000	BNP Paribas S.A.	01/18/24	(11,739)
USD	917,457	EUR	841,000	BNP Paribas S.A.	01/18/24	(11,739)
USD	915,922	EUR	834,000	Goldman Sachs International	01/18/24	(5,540)
USD	915,922	EUR	834,000	Goldman Sachs International	01/18/24	(5,540)
USD	1,379,022	EUR	1,254,000	Goldman Sachs International	01/18/24	(6,485)
USD	1,379,022	EUR	1,254,000	Goldman Sachs International	01/18/24	(6,485)
USD	1,889,888	EUR	1,746,000	UBS AG	01/18/24	(39,216)
USD	1,832,316	GBP	1,460,000	Barclays Bank PLC	01/18/24	(28,888)
USD	1,832,316	GBP	1,460,000	Barclays Bank PLC	01/18/24	(28,888)
USD	1,402,642	GBP	1,120,000	Barclays Bank PLC	01/18/24	(25,131)
USD	539,029	IDR	8,346,318,066	Bank of America N.A.	01/18/24	(2,938)
USD	4,053,129	IDR	62,888,346,818	Bank of America N.A.	01/18/24	(30,513)
USD	1,672,866	IDR	25,932,767,625	Bank of America N.A.	01/18/24	(11,073)
USD	2,276,687	IDR	35,179,366,396	HSBC Bank PLC	01/18/24	(7,678)
USD	2,379,740	IDR	36,907,382,875	JPMorgan Chase Bank N.A.	01/18/24	(16,834)
USD	1,361,000	JPY	199,511,848	Barclays Bank PLC	01/18/24	(58,421)
USD	905,000	JPY	133,132,794	BNP Paribas S.A.	01/18/24	(42,169)
USD	1,376,000	JPY	201,696,708	BNP Paribas S.A.	01/18/24	(58,965)
USD	1,401,000	JPY	199,764,471	BNP Paribas S.A.	01/18/24	(20,219)
USD	913,000	JPY	134,056,611	Goldman Sachs International	01/18/24	(40,742)
USD	1,372,000	JPY	205,841,681	Morgan Stanley & Co. International PLC	01/18/24	(92,455)
USD	921,000	KRW	1,193,540,478	UBS AG	01/18/24	(6,826)
USD	6,464,689	MXN	113,084,227	Barclays Bank PLC	01/18/24	(171,495)
USD	20,371,258	MXN	366,963,773	Citibank N.A.	01/18/24	(1,163,481)
USD	1,380,352	MXN	24,865,393	Citibank N.A.	01/18/24	(78,837)
USD	1,359,000	MXN	24,165,811	Citibank N.A.	01/18/24	(59,136)
USD	1,831,000	MXN	31,775,068	Citibank N.A.	01/18/24	(33,674)
USD	948,000	MXN	16,413,387	Citibank N.A.	01/18/24	(15,196)
USD	931,000	MXN	16,397,291	Goldman Sachs International	01/18/24	(31,251)
USD	931,000	MXN	16,397,291	Goldman Sachs International	01/18/24	(31,251)
USD	1,393,000	MXN	24,254,906	Morgan Stanley & Co. International PLC	01/18/24	(30,364)
USD	1,407,000	MXN	24,508,789	Morgan Stanley & Co. International PLC	01/18/24	(31,263)
USD	1,742,413	MXN	30,360,859	TD Securities, Inc.	01/18/24	(39,271)
USD	913,000	NOK	9,720,611	Morgan Stanley & Co. International PLC	01/18/24	(44,262)
USD	1,876,000	NOK	20,620,343	UBS AG	01/18/24	(154,641)
USD	948,000	NOK	9,918,881	UBS AG	01/18/24	(28,787)
USD	3,932,346	PLN	16,290,041	BNP Paribas S.A.	01/18/24	(206,590)
USD	927,000	PLN	3,837,293	BNP Paribas S.A.	01/18/24	(47,970)
USD	2,670,000	PLN	11,041,666	BNP Paribas S.A.	01/18/24	(135,440)
USD	927,000	PLN	3,832,834	BNP Paribas S.A.	01/18/24	(46,837)
USD	1,397,000	PLN	5,613,422	BNP Paribas S.A.	01/18/24	(29,245)
USD	1,831,000	PLN	7,361,979	Citibank N.A.	01/18/24	(39,514)
USD	4,499,517	PLN	18,123,213	Deutsche Bank AG	01/18/24	(105,186)
USD	1,822,000	PLN	7,334,612	Goldman Sachs International	01/18/24	(41,561)
USD	955,000	PLN	3,800,004	UBS AG	01/18/24	(10,496)

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2023
Master Total Return Portfolio
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	716,000	TWD	22,310,560	Citibank N.A.	01/18/24	$ (12,822)
USD	916,000	ZAR	17,245,239	Bank of America N.A.	01/18/24	(25,072)
USD	916,000	ZAR	17,245,239	Bank of America N.A.	01/18/24	(25,072)
USD	1,430,000	ZAR	26,237,551	Barclays Bank PLC	01/18/24	(1,783)
USD	911,000	ZAR	16,736,437	Citibank N.A.	01/18/24	(2,307)
USD	911,000	ZAR	16,736,437	Citibank N.A.	01/18/24	(2,307)
USD	1,361,000	ZAR	25,134,063	Citibank N.A.	01/18/24	(10,565)
USD	916,000	ZAR	17,351,336	Citibank N.A.	01/18/24	(30,862)
USD	916,000	ZAR	17,351,336	Citibank N.A.	01/18/24	(30,862)
USD	916,000	ZAR	17,420,854	Citibank N.A.	01/18/24	(34,656)
USD	916,000	ZAR	17,420,854	Citibank N.A.	01/18/24	(34,656)
USD	913,000	ZAR	17,090,469	Citibank N.A.	01/18/24	(19,627)
USD	1,761,000	ZAR	33,105,501	Deutsche Bank AG	01/18/24	(45,567)
USD	1,401,000	ZAR	26,361,917	HSBC Bank PLC	01/18/24	(37,569)
ZAR	16,747,117	EUR	830,000	Deutsche Bank AG	01/18/24	(3,152)
ZAR	16,746,786	EUR	830,000	Deutsche Bank AG	01/18/24	(3,170)
USD	4,588,144	IDR	70,767,538,876	Citibank N.A.	01/31/24	(6,518)
USD	7,515,655	ZAR	142,410,656	Deutsche Bank AG	02/05/24	(243,759)
USD	481,625	EUR	445,007	Citibank N.A.	02/06/24	(10,417)
USD	147,552	EUR	136,334	Citibank N.A.	02/06/24	(3,191)
USD	272,320	EUR	251,615	Citibank N.A.	02/06/24	(5,890)
USD	224,604	EUR	207,527	Citibank N.A.	02/06/24	(4,858)
USD	591,527	EUR	546,432	Deutsche Bank AG	02/06/24	(12,661)
USD	374,165	EUR	345,641	Deutsche Bank AG	02/06/24	(8,008)
USD	3,787,957	CZK	85,590,862	Bank of America N.A.	03/04/24	(32,375)
USD	4,648,636	CZK	105,158,383	BNP Paribas S.A.	03/04/24	(45,089)
USD	5,380,757	CZK	122,740,889	HSBC Bank PLC	03/04/24	(97,759)
USD	151,254	EUR	140,065	Barclays Bank PLC	03/14/24	(3,837)
USD	1,768,462	EUR	1,637,223	Deutsche Bank AG	03/14/24	(44,393)
USD	291,623	EUR	269,981	Deutsche Bank AG	03/14/24	(7,320)
USD	161,187	EUR	149,225	Deutsche Bank AG	03/14/24	(4,046)
USD	94,083	EUR	87,095	Deutsche Bank AG	03/14/24	(2,355)
GBP	12,468,882	EUR	14,440,000	Citibank N.A.	03/20/24	(93,420)
USD	2,652,939	AUD	3,932,000	Bank of New York Mellon	03/20/24	(33,060)
USD	10,843,141	CAD	14,496,000	Deutsche Bank AG	03/20/24	(108,938)
USD	1,799,924	COP	7,333,791,892	Bank of New York Mellon	03/20/24	(61,886)
USD	9,852,790	COP	40,179,678,154	Goldman Sachs International	03/20/24	(347,521)
USD	9,847,357	COP	40,179,678,154	TD Securities, Inc.	03/20/24	(352,954)
USD	5,517,024	EUR	5,050,000	Barclays Bank PLC	03/20/24	(76,156)
USD	7,771,126	EUR	7,200,000	BNP Paribas S.A.	03/20/24	(203,309)
USD	15,922,635	EUR	14,570,000	Morgan Stanley & Co. International PLC	03/20/24	(214,520)
USD	7,781,393	EUR	7,210,000	Societe Generale	03/20/24	(204,118)
USD	222,920	EUR	202,000	TD Securities, Inc.	03/20/24	(807)
USD	97,274,780	EUR	88,648,000	UBS AG	03/20/24	(908,236)
EUR	14,370,414	JPY	2,225,000,000	UBS AG	03/21/24	(68,083)
JPY	2,267,000,000	EUR	14,849,215	Barclays Bank PLC	03/21/24	(160,503)
JPY	1,304,000,000	EUR	8,483,894	Goldman Sachs International	03/21/24	(28,618)
USD	15,726,548	JPY	2,248,000,000	Goldman Sachs International	03/21/24	(423,560)
USD	15,371,931	JPY	2,215,000,000	Morgan Stanley & Co. International PLC	03/21/24	(541,098)
USD	16,184,872	JPY	2,258,000,000	Morgan Stanley & Co. International PLC	03/21/24	(37,079)
USD	4,347,485	BRL	22,779,519	Bank of New York Mellon	04/02/24	(301,132)
TRY	11,143,400	USD	285,933	Barclays Bank PLC	12/04/24	(5,842)
TRY	33,430,200	USD	858,175	Goldman Sachs International	12/04/24	(17,900)
TRY	11,143,400	USD	284,961	Goldman Sachs International	12/04/24	(4,869)
TRY	22,286,800	USD	572,557	Goldman Sachs International	12/04/24	(12,374)
TRY	11,031,966	USD	287,515	Goldman Sachs International	12/04/24	(10,225)
						$(10,474,570)
						$ (3,348,398)

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2023
Master Total Return Portfolio
Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price	Notional Amount (000)	Value
Call
CME 3-Month SOFR Futures	18,713	03/15/24	94.94	4,444,805	$ 7,602,156
Put
U.S. Treasury 2-Year Notes Futures	183	01/26/24	102.50	37,682	40,031
U.S. Treasury 2-Year Notes Futures	244	02/23/24	102.50	50,243	99,125
CME 3-Month SOFR Futures	1,024	06/14/24	95.19	244,416	358,400
					$497,556
					$ 8,099,712
OTC Barrier Options Purchased
Description	Type of Option	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Put
EUR Currency	One-Touch	BNP Paribas	—	01/12/24	USD	1.04	EUR	1.04	EUR	508	$ 45
USD Currency	Down-and-Out	Goldman Sachs Bank USA	—	01/15/24	MXN	16.98	USD	16.42	USD	6,350	37,422
USD Currency	One-Touch	Bank of America N.A.	—	01/18/24	MXN	17.00	USD	17.00	USD	1,998	1,068,922
EUR Currency	One-Touch	Bank of America N.A.	—	02/02/24	PLN	4.28	EUR	4.28	EUR	500	113,058
EUR Currency	One-Touch	Bank of America N.A.	—	03/27/24	USD	1.05	EUR	1.05	EUR	436	32,134
USD Currency	One-Touch	Bank of America N.A.	—	12/17/24	TRY	29.25	USD	29.25	USD	3,028	124,963
											1,376,544
OTC Options Purchased
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
EUR Currency	Goldman Sachs Bank USA	—	01/08/24	CZK	24.90	EUR	5,884	$ 6,860
Put
USD Currency	Goldman Sachs Bank USA	—	01/04/24	USD	4.89	USD	2,786	29,103
EUR Currency	Bank of America N.A.	—	01/12/24	EUR	1.04	EUR	56,820	70
EUR Currency	Deutsche Bank AG	—	01/17/24	EUR	1.04	EUR	28,130	220
EUR Currency	Bank of America N.A.	—	01/25/24	EUR	1.10	EUR	3,478	14,767
EUR Currency	BNP Paribas	—	01/31/24	EUR	1.10	EUR	4,331	21,274
USD Currency	Goldman Sachs Bank USA	—	02/22/24	USD	1,280.00	USD	2,387	22,785
								88,219
								$ 95,079

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2023
Master Total Return Portfolio
OTC Interest Rate Swaptions Purchased
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
5-Year Interest Rate Swap, 03/28/29	1-day SOFR, 5.38%	Annual	4.24%	Annual	Citibank N.A.	03/26/24	4.23%	USD	376,194	$ 13,850,648
Put
10-Year Interest Rate Swap, 03/14/34	2.83%	Annual	6-month EURIBOR, 3.86%	Semi-Annual	JPMorgan Chase Bank N.A.	03/12/24	2.83%	EUR	284,848	1,707,068
5-Year Interest Rate Swap, 03/28/29	4.24%	Annual	1-day SOFR, 5.38%	Annual	Citibank N.A.	03/26/24	4.23%	USD	376,194	556,164
										2,263,232
										$ 16,113,880
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price	Notional Amount (000)	Value
Call
NASDAQ 100 Stock Index	22	01/19/24	15,800.00	37,017	$ (2,406,250)
U.S. Treasury 2-Year Notes Futures	122	02/23/24	104.50	25,122	(15,250)
1 Year Mid-Curve Options on 3-Month SOFR Futures	9,357	03/15/24	96.50	2,259,014	(7,894,969)
					(10,316,469)
Put
U.S. Treasury 2-Year Notes Futures	367	01/26/24	102.00	75,570	(17,203)
U.S. Treasury 2-Year Notes Futures	244	02/23/24	102.00	50,243	(38,125)
CME 3-Month SOFR Futures	1,024	06/14/24	94.81	244,416	(115,200)
					(170,528)
					(10,486,997)
OTC Options Written
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Goldman Sachs Bank USA	—	01/04/24	BRL	5.05	USD	2,786	$ (384)
USD Currency	UBS AG	—	01/04/24	MXN	19.00	USD	2,656	(3)
EUR Currency	Goldman Sachs Bank USA	—	01/08/24	CZK	25.35	EUR	7,566	(1,117)
USD Currency	Goldman Sachs Bank USA	—	02/22/24	KRW	1,330.00	USD	2,387	(11,252)
								(12,756)
Put
USD Currency	HSBC Bank PLC	—	01/18/24	USD	17.00	USD	50,765	(458,540)
EUR Currency	Bank of America N.A.	—	01/25/24	EUR	1.08	EUR	3,478	(5,533)
								(464,073)
								$ (476,829)

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2023
Master Total Return Portfolio
OTC Interest Rate Swaptions Written
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
5-Year Interest Rate Swap, 03/16/29	3.96%	Annual	1-day SOFR, 5.38%	Annual	Barclays Bank PLC	03/14/24	3.96%	USD	376,195	$ (9,457,409)
5-Year Interest Rate Swap, 06/14/29	3.75%	Annual	1-day SOFR, 5.38%	Annual	Citibank N.A.	06/12/24	3.75%	USD	940,488	(24,148,454)
5-Year Interest Rate Swap, 11/16/29	3.9%	Annual	1-day SOFR, 5.38%	Annual	Deutsche Bank AG	11/14/24	3.90%	USD	255,886	(9,694,222)
10-Year Interest Rate Swap, 10/22/35	4.48%	Annual	1-day SOFR, 5.38%	Annual	JPMorgan Chase Bank N.A.	10/20/25	4.48%	USD	14,417	(1,531,991)
10-Year Interest Rate Swap, 10/22/35	4.54%	Annual	1-day SOFR, 5.38%	Annual	JPMorgan Chase Bank N.A.	10/20/25	4.54%	USD	13,947	(1,532,541)
10-Year Interest Rate Swap, 11/19/35	3.96%	Annual	1-day SOFR, 5.38%	Annual	Deutsche Bank AG	11/17/25	3.96%	USD	14,704	(1,106,840)
10-Year Interest Rate Swap, 11/19/35	4.0%	Annual	1-day SOFR, 5.38%	Annual	Bank of America N.A.	11/17/25	4.00%	USD	26,013	(2,021,778)
10-Year Interest Rate Swap, 11/22/35	3.97%	Annual	1-day SOFR, 5.38%	Annual	Citibank N.A.	11/20/25	3.97%	USD	21,926	(1,662,291)
10-Year Interest Rate Swap, 11/26/35	3.9%	Annual	1-day SOFR, 5.38%	Annual	Morgan Stanley & Co. International PLC	11/24/25	3.90%	USD	10,894	(786,020)
10-Year Interest Rate Swap, 11/30/35	3.84%	Annual	1-day SOFR, 5.38%	Annual	Bank of America N.A.	11/28/25	3.84%	USD	16,599	(1,147,627)
10-Year Interest Rate Swap, 11/30/35	3.87%	Annual	1-day SOFR, 5.38%	Annual	Bank of America N.A.	11/28/25	3.87%	USD	10,894	(770,534)
10-Year Interest Rate Swap, 11/30/35	3.96%	Annual	1-day SOFR, 5.38%	Annual	Citibank N.A.	11/28/25	3.96%	USD	18,769	(1,415,430)

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2023
Master Total Return Portfolio
OTC Interest Rate Swaptions Written (continued)
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
10-Year Interest Rate Swap, 12/07/35	3.67%	Annual	1-day SOFR, 5.38%	Annual	Deutsche Bank AG	12/05/25	3.67%	USD	11,077	$ (665,041)
10-Year Interest Rate Swap, 12/13/35	3.71%	Annual	1-day SOFR, 5.38%	Annual	Bank of America N.A.	12/11/25	3.71%	USD	27,236	(1,698,164)
10-Year Interest Rate Swap, 12/17/35	3.4%	Annual	1-day SOFR, 5.38%	Annual	Morgan Stanley & Co. International PLC	12/15/25	3.40%	USD	11,345	(561,290)
10-Year Interest Rate Swap, 09/30/36	4.17%	Annual	1-day SOFR, 5.38%	Annual	JPMorgan Chase Bank N.A.	09/28/26	4.17%	USD	15,318	(1,367,176)
										(59,566,808)
Put
10-Year Interest Rate Swap, 03/14/34	6-month EURIBOR, 3.86%	Semi-Annual	3.23%	Annual	JPMorgan Chase Bank N.A.	03/12/24	3.23%	EUR	284,848	$ (503,649)
5-Year Interest Rate Swap, 03/16/29	1-day SOFR, 5.38%	Annual	3.96%	Annual	Barclays Bank PLC	03/14/24	3.96%	USD	376,195	(1,018,055)
5-Year Interest Rate Swap, 06/14/29	1-day SOFR, 5.38%	Annual	3.75%	Annual	Citibank N.A.	06/12/24	3.75%	USD	940,488	(7,042,310)
5-Year Interest Rate Swap, 11/16/29	1-day SOFR, 5.38%	Annual	3.90%	Annual	Deutsche Bank AG	11/14/24	3.90%	USD	255,886	(2,464,677)
10-Year Interest Rate Swap, 10/22/35	1-day SOFR, 5.38%	Annual	4.48%	Annual	JPMorgan Chase Bank N.A.	10/20/25	4.48%	USD	14,417	(262,942)
10-Year Interest Rate Swap, 10/22/35	1-day SOFR, 5.38%	Annual	4.54%	Annual	JPMorgan Chase Bank N.A.	10/20/25	4.54%	USD	13,947	(242,944)
10-Year Interest Rate Swap, 11/19/35	1-day SOFR, 5.38%	Annual	3.96%	Annual	Deutsche Bank AG	11/17/25	3.96%	USD	14,704	(425,249)

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2023
Master Total Return Portfolio
OTC Interest Rate Swaptions Written (continued)
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
10-Year Interest Rate Swap, 11/19/35	1-day SOFR, 5.38%	Annual	4.00%	Annual	Bank of America N.A.	11/17/25	4.00%	USD	26,013	$ (726,219)
10-Year Interest Rate Swap, 11/22/35	1-day SOFR, 5.38%	Annual	3.97%	Annual	Citibank N.A.	11/20/25	3.97%	USD	21,926	(631,801)
10-Year Interest Rate Swap, 11/26/35	1-day SOFR, 5.38%	Annual	3.90%	Annual	Morgan Stanley & Co. International PLC	11/24/25	3.90%	USD	10,894	(332,522)
10-Year Interest Rate Swap, 11/30/35	1-day SOFR, 5.38%	Annual	3.84%	Annual	Bank of America N.A.	11/28/25	3.84%	USD	16,599	(532,303)
10-Year Interest Rate Swap, 11/30/35	1-day SOFR, 5.38%	Annual	3.87%	Annual	Bank of America N.A.	11/28/25	3.87%	USD	10,894	(341,113)
10-Year Interest Rate Swap, 11/30/35	1-day SOFR, 5.38%	Annual	3.96%	Annual	Citibank N.A.	11/28/25	3.96%	USD	18,769	(548,763)
10-Year Interest Rate Swap, 12/07/35	1-day SOFR, 5.38%	Annual	3.67%	Annual	Deutsche Bank AG	12/05/25	3.67%	USD	11,077	(385,141)
10-Year Interest Rate Swap, 12/13/35	1-day SOFR, 5.38%	Annual	3.71%	Annual	Bank of America N.A.	12/11/25	3.71%	USD	27,236	(918,242)
10-Year Interest Rate Swap, 12/17/35	1-day SOFR, 5.38%	Annual	3.40%	Annual	Morgan Stanley & Co. International PLC	12/15/25	3.40%	USD	11,345	(512,971)
10-Year Interest Rate Swap, 09/30/36	1-day SOFR, 5.38%	Annual	4.17%	Annual	JPMorgan Chase Bank N.A.	09/28/26	4.17%	USD	15,318	(480,047)
										(17,368,948)
										$ (76,935,756)

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2023
Master Total Return Portfolio
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.41.V1	5.00%	Quarterly	12/20/28	USD	21,386	$ (1,283,150)	$ (124,276)	$ (1,158,874)
ITRAXX.EUR.40.V1	1.00	Quarterly	12/20/28	EUR	17,284	(376,945)	(287,936)	(89,009)
ITRAXX.FINSR.40.V1	1.00	Quarterly	12/20/28	EUR	54,428	(934,753)	3,052	(937,805)
ITRAXX.XO.40.V1	5.00	Quarterly	12/20/28	EUR	13,747	(1,234,220)	(809,113)	(425,107)
						$ (3,829,068)	$ (1,218,273)	$ (2,610,795)
Centrally Cleared Inflation Swaps
Paid by the Fund			Received by the Fund			Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
Eurostat Eurozone HICP Ex Tobacco NSA (CPTFEMU)	At Termination	2.51%	At Termination	12/15/53	EUR	14,780	$ 351,085	$ —	$ 351,085
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
28-day MXIBTIIE, 11.50%	Monthly	11.70%	Monthly	N/A	02/12/24	MXN	241,928	$ 4,667	$ 2,957	$ 1,710
28-day MXIBTIIE, 11.50%	Monthly	11.72%	Monthly	N/A	02/14/24	MXN	144,274	3,077	2,058	1,019
11.25%	Monthly	28-day MXIBTIIE, 11.50%	Monthly	N/A	11/07/24	MXN	452,672	(62,100)	—	(62,100)
10.95%	Monthly	28-day MXIBTIIE, 11.50%	Monthly	N/A	12/03/24	MXN	459,339	(7,127)	—	(7,127)
6-month EURIBOR, 3.86%	Annual	3.53%	Semi-Annual	N/A	11/08/25	EUR	162,141	1,875,732	—	1,875,732
6-month EURIBOR, 3.86%	Annual	3.54%	Semi-Annual	N/A	11/08/25	EUR	162,141	1,898,243	—	1,898,243
1-day SONIA, 5.19%	At Termination	4.06%	At Termination	12/12/24(a)	12/12/25	GBP	3,835	32,606	—	32,606
1-day SONIA, 5.19%	At Termination	3.77%	At Termination	12/16/24(a)	12/16/25	GBP	59,520	307,172	227	306,945
1-day SONIA, 5.19%	At Termination	3.87%	At Termination	12/16/24(a)	12/16/25	GBP	47,570	303,320	139,360	163,960
1-day SOFR, 5.38%	At Termination	3.46%	At Termination	12/17/24(a)	12/17/25	USD	84,800	57,365	—	57,365
1-day SOFR, 5.38%	At Termination	3.86%	At Termination	12/17/24(a)	12/17/25	USD	305	1,331	30	1,301
1-day SONIA, 5.19%	At Termination	3.40%	At Termination	12/20/24(a)	12/20/25	GBP	58,975	54,533	(15,551)	70,084
5.14%	Semi-Annual	6-month WIBOR, 5.82%	Annual	N/A	12/20/25	PLN	25,383	(19,578)	—	(19,578)
1-day SOFR, 5.38%	At Termination	3.45%	At Termination	12/24/24(a)	12/24/25	USD	25,580	19,099	(321)	19,420
1-day SOFR, 5.38%	At Termination	3.47%	At Termination	12/24/24(a)	12/24/25	USD	25,565	21,719	330	21,389
4.10%	Semi-Annual	6-month PRIBOR, 6.40%	Annual	03/20/24(a)	03/20/26	CZK	142,800	(27,129)	—	(27,129)
3-month KWCDC, 3.83%	Quarterly	3.19%	Quarterly	N/A	09/20/26	KRW	4,983,281	6,350	(61,105)	67,455

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2023
Master Total Return Portfolio
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund			Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3-month KWCDC, 3.83%	Quarterly	3.33%	Quarterly	N/A	09/20/26	KRW	4,958,603	$ 20,898	$ (47,095)	$ 67,993
3-month KWCDC, 3.83%	Quarterly	3.38%	Quarterly	N/A	09/20/26	KRW	4,959,347	26,016	(42,292)	68,308
3-month KWCDC, 3.83%	Quarterly	3.39%	Quarterly	N/A	09/20/26	KRW	4,959,347	26,273	(42,051)	68,324
6-month EURIBOR, 3.86%	Annual	3.15%	Semi-Annual	N/A	07/21/28	EUR	6,216	180,862	(51,116)	231,978
28-day MXIBTIIE, 11.50%	Monthly	9.69%	Monthly	N/A	10/25/28	MXN	103,631	261,276	—	261,276
28-day MXIBTIIE, 11.50%	Monthly	8.95%	Monthly	N/A	11/08/28	MXN	99,781	76,610	—	76,610
3.16%	Semi-Annual	6-month EURIBOR, 3.86%	Annual	N/A	11/08/28	EUR	135,281	(4,658,602)	—	(4,658,602)
3.16%	Semi-Annual	6-month EURIBOR, 3.86%	Annual	N/A	11/08/28	EUR	135,281	(4,606,158)	—	(4,606,158)
1-day SOFR, 5.38%	Annual	3.33%	Annual	06/17/24(a)	06/17/29	USD	75,302	(33,602)	—	(33,602)
1-day SOFR, 5.38%	Annual	3.36%	Annual	06/17/24(a)	06/17/29	USD	56,476	55,665	—	55,665
1-day SOFR, 5.38%	Annual	3.41%	Annual	06/17/24(a)	06/17/29	USD	112,954	341,303	—	341,303
1-day SOFR, 5.38%	Annual	3.42%	Annual	06/17/24(a)	06/17/29	USD	42,357	159,260	—	159,260
1-day SOFR, 5.38%	Annual	3.44%	Annual	06/17/24(a)	06/17/29	USD	56,477	248,991	—	248,991
1-day CORRA, 5.06%	Semi-Annual	3.54%	Semi-Annual	N/A	06/15/33	CAD	58,300	1,669,147	(1,580,786)	3,249,933
1-day CORRA, 5.06%	Semi-Annual	4.00%	Semi-Annual	N/A	09/21/33	CAD	15,235	861,027	(7,025)	868,052
6-month EURIBOR, 3.86%	Annual	3.22%	Semi-Annual	N/A	11/08/33	EUR	36,633	2,516,047	—	2,516,047
6-month EURIBOR, 3.86%	Annual	3.22%	Semi-Annual	N/A	11/08/33	EUR	36,633	2,487,325	—	2,487,325
3.83%	Annual	1-day SONIA, 5.19%	Annual	12/12/33(a)	12/12/43	GBP	5,450	(107,321)	—	(107,321)
3.73%	Annual	1-day SONIA, 5.19%	Annual	12/14/33(a)	12/14/43	GBP	11,595	(140,623)	(72,237)	(68,386)
3.65%	Annual	1-day SOFR, 5.38%	Annual	12/16/33(a)	12/16/43	USD	13,075	(110,517)	—	(110,517)
3.48%	Annual	1-day SONIA, 5.19%	Annual	12/20/33(a)	12/20/43	GBP	8,740	60,472	15,697	44,775
3.44%	Annual	1-day SOFR, 5.38%	Annual	12/22/33(a)	12/22/43	USD	3,935	15,746	683	15,063
3.45%	Annual	1-day SOFR, 5.38%	Annual	12/22/33(a)	12/22/43	USD	4,025	13,954	677	13,277
3.40%	Semi-Annual	1-day CORRA, 5.06%	Semi-Annual	N/A	06/15/53	CAD	25,911	(1,633,821)	1,046,262	(2,680,083)
3.72%	Semi-Annual	1-day CORRA, 5.06%	Semi-Annual	N/A	09/21/53	CAD	6,670	(723,609)	(8,598)	(715,011)
								$ 1,475,899	$ (719,896)	$ 2,195,795
(a)	Forward Swap.

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2023
Master Total Return Portfolio
OTC Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Beazer Homes U.S.A., Inc.	5.00%	Quarterly	Barclays Bank PLC	06/20/24	USD	1,199	$ (28,113)	$ (7,505)	$ (20,608)
Beazer Homes U.S.A., Inc.	5.00	Quarterly	BNP Paribas S.A.	06/20/24	USD	1,000	(23,447)	(5,527)	(17,920)
Beazer Homes U.S.A., Inc.	5.00	Quarterly	BNP Paribas S.A.	06/20/24	USD	1,103	(25,862)	(6,579)	(19,283)
Pitney Bowes, Inc.	1.00	Quarterly	Barclays Bank PLC	06/20/24	USD	1,025	3,205	31,249	(28,044)
Pitney Bowes, Inc.	1.00	Quarterly	Barclays Bank PLC	06/20/24	USD	320	1,000	10,033	(9,033)
Staples, Inc.	5.00	Quarterly	Barclays Bank PLC	06/20/24	USD	315	1,474	8,600	(7,126)
Staples, Inc.	5.00	Quarterly	Goldman Sachs International	06/20/24	USD	525	2,456	12,163	(9,707)
Tenet Healthcare Corp.	5.00	Quarterly	Barclays Bank PLC	06/20/24	USD	1,000	(23,378)	(1,103)	(22,275)
Tenet Healthcare Corp.	5.00	Quarterly	Goldman Sachs International	06/20/24	USD	1,175	(27,551)	(3,976)	(23,575)
Tenet Healthcare Corp.	5.00	Quarterly	Goldman Sachs International	06/20/24	USD	1,150	(26,965)	(3,891)	(23,074)
Tenet Healthcare Corp.	5.00	Quarterly	Goldman Sachs International	06/20/24	USD	1,175	(27,551)	(3,979)	(23,572)
Tenet Healthcare Corp.	5.00	Quarterly	Goldman Sachs International	06/20/24	USD	1,223	(28,592)	(1,632)	(26,960)
Tenet Healthcare Corp.	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/24	USD	500	(11,724)	(646)	(11,078)
Xerox Corp.	1.00	Quarterly	BNP Paribas S.A.	06/20/24	USD	1,000	(1,328)	8,894	(10,222)
Avis Budget Group, Inc.	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/24	USD	750	(31,054)	12,306	(43,360)
Avis Budget Group, Inc.	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/24	USD	1,680	(70,184)	27,312	(97,496)
Boeing Co. (The)	1.00	Quarterly	BNP Paribas S.A.	12/20/24	USD	2,250	(16,699)	(8,706)	(7,993)
Boeing Co. (The)	1.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/24	USD	5,950	(44,162)	(13,629)	(30,533)
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/24	USD	3,216	(23,346)	15,725	(39,071)
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/24	USD	3,215	(23,339)	15,720	(39,059)
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/24	USD	3,220	(23,375)	15,745	(39,120)
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/24	USD	3,215	(23,339)	15,421	(38,760)
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/24	USD	4,500	(32,667)	21,585	(54,252)
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/24	USD	1,948	(14,141)	9,344	(23,485)
Avis Budget Group, Inc.	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/25	USD	2,540	(140,561)	92,615	(233,176)
Pitney Bowes, Inc.	1.00	Quarterly	Goldman Sachs International	06/20/25	USD	500	18,399	76,514	(58,115)
Caterpillar, Inc.	1.00	Quarterly	Deutsche Bank AG	06/20/27	USD	4,300	(108,003)	(71,766)	(36,237)
General Electric Co.	1.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	USD	706	(15,161)	10,281	(25,442)
General Electric Co.	1.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	USD	706	(15,161)	10,281	(25,442)
General Electric Co.	1.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	USD	943	(20,255)	12,903	(33,158)
BorgWarner, Inc.	1.00	Quarterly	BNP Paribas S.A.	12/20/27	USD	1,000	(16,620)	11,030	(27,650)
Pitney Bowes, Inc.	1.00	Quarterly	Bank of America N.A.	12/20/27	USD	620	118,530	130,757	(12,227)
Pitney Bowes, Inc.	1.00	Quarterly	Citibank N.A.	12/20/27	USD	250	47,795	54,226	(6,431)
Pitney Bowes, Inc.	1.00	Quarterly	Citibank N.A.	12/20/27	USD	380	72,648	84,925	(12,277)
Pitney Bowes, Inc.	1.00	Quarterly	Goldman Sachs International	12/20/27	USD	780	149,119	216,216	(67,097)
Simon Property Group LP	1.00	Quarterly	Goldman Sachs International	12/20/27	USD	3,640	(55,014)	44,932	(99,946)
Credit Suisse Group AG	1.00	Quarterly	Barclays Bank PLC	06/20/28	EUR	1,350	(20,132)	77,325	(97,457)
Credit Suisse Group AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	3,500	(52,194)	111,781	(163,975)
Deutsche Bank AG	1.00	Quarterly	BNP Paribas S.A.	06/20/28	EUR	4,400	(32,483)	323,895	(356,378)
Deutsche Bank AG	1.00	Quarterly	Goldman Sachs International	06/20/28	EUR	4,400	(32,480)	227,056	(259,536)
Abbott Laboratories	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/28	USD	7,786	(190,359)	(146,108)	(44,251)
American Electric Power Co., Inc.	1.00	Quarterly	Bank of America N.A.	12/20/28	USD	8,534	(238,065)	(194,107)	(43,958)
American Electric Power Co., Inc.	1.00	Quarterly	Deutsche Bank AG	12/20/28	USD	10,695	(298,337)	(214,652)	(83,685)
American Electric Power Co., Inc.	1.00	Quarterly	Goldman Sachs International	12/20/28	USD	19,990	(557,630)	(480,442)	(77,188)
American Expreses Co.	1.00	Quarterly	Citibank N.A.	12/20/28	USD	19,990	(543,412)	(426,228)	(117,184)
Dominion Energy, Inc.	1.00	Quarterly	Bank of America N.A.	12/20/28	USD	8,534	(170,145)	(137,244)	(32,901)
Dominion Energy, Inc.	1.00	Quarterly	Bank of America N.A.	12/20/28	USD	4,467	(89,063)	(68,176)	(20,887)
Dominion Energy, Inc.	1.00	Quarterly	Barclays Bank PLC	12/20/28	USD	2,154	(42,943)	(33,581)	(9,362)
Dominion Energy, Inc.	1.00	Quarterly	Citibank N.A.	12/20/28	USD	4,241	(84,560)	(62,819)	(21,741)
Federative Republic of Brazil	1.00	Quarterly	Goldman Sachs International	12/20/28	USD	8,286	113,165	339,063	(225,898)
Republic of Colombia	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/28	USD	5,284	128,664	253,911	(125,247)
Republic of South Africa	1.00	Quarterly	Barclays Bank PLC	12/20/28	USD	2,037	92,059	157,346	(65,287)
Republic of South Africa	1.00	Quarterly	Barclays Bank PLC	12/20/28	USD	1,630	73,647	127,112	(53,465)
Republic of South Africa	1.00	Quarterly	Barclays Bank PLC	12/20/28	USD	1,843	83,269	143,021	(59,752)
United Mexican States	1.00	Quarterly	Barclays Bank PLC	12/20/28	USD	6,624	(37,077)	51,833	(88,910)
United Mexican States	1.00	Quarterly	BNP Paribas S.A.	12/20/28	USD	2,110	(11,811)	19,485	(31,296)

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2023
Master Total Return Portfolio
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
United Mexican States	1.00%	Quarterly	BNP Paribas S.A.	12/20/28	USD	2,110	$ (11,810)	$ 21,733	$ (33,543)
United Mexican States	1.00	Quarterly	BNP Paribas S.A.	12/20/28	USD	2,108	(11,800)	21,712	(33,512)
United Mexican States	1.00	Quarterly	BNP Paribas S.A.	12/20/28	USD	2,044	(11,441)	20,618	(32,059)
United Mexican States	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/28	USD	1,687	(9,442)	16,657	(26,099)
CMBX.NA.9.AAA	0.50	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	3,026	(1,750)	31,310	(33,060)
CMBX.NA.9.AAA	0.50	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	64	(37)	721	(758)
CMBX.NA.9.BBB-	3.00	Monthly	Citigroup Global Markets, Inc.	09/17/58	USD	2,080	362,570	64,658	297,912
CMBX.NA.9.BBB-	3.00	Monthly	Goldman Sachs International	09/17/58	USD	3,544	617,763	259,622	358,141
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	204	35,560	10,383	25,177
CMBX.NA.6.AAA	0.50	Monthly	Deutsche Bank AG	05/11/63	USD	3	—	1	(1)
CMBX.NA.6.AAA	0.50	Monthly	Deutsche Bank AG	05/11/63	USD	8	—	(2)	2
							$ (1,423,240)	$ 1,335,722	$ (2,758,962)
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Vistra Operations Co. LLC	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/25	BB	USD	1,015	$ 74,724	$ 35,256	$ 39,468
CMBX.NA.7.AAA	0.50	Monthly	Morgan Stanley & Co. International Plc	01/17/47	N/R	USD	42	4	(1,044)	1,048
CMBX.NA.9.BBB-	3.00	Monthly	Deutsche Bank AG	09/17/58	N/R	USD	906	(157,927)	(95,349)	(62,578)
CMBX.NA.9.BBB-	3.00	Monthly	Goldman Sachs International	09/17/58	N/R	USD	1,310	(228,349)	(134,269)	(94,080)
CMBX.NA.9.BBB-	3.00	Monthly	J.P. Morgan Securities LLC	09/17/58	N/R	USD	121	(21,092)	(25,096)	4,004
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	231	(40,267)	(12,344)	(27,923)
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	1,060	(184,771)	(47,114)	(137,657)
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	1,200	(209,175)	(1,369)	(207,806)
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	1,000	(174,312)	(242,251)	67,939
CMBX.NA.10.BBB-	3.00	Monthly	J.P. Morgan Securities Llc	11/17/59	BB-	USD	60	(14,360)	(4,549)	(9,811)
CMBX.NA.14.BBB-	3.00	Monthly	Goldman Sachs International	12/16/72	N/R	USD	1,150	(225,879)	(196,170)	(29,709)
								$ (1,181,404)	$ (724,299)	$ (457,105)
(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of agreement.

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2023
Master Total Return Portfolio
OTC Interest Rate Swaps
Paid by the Fund			Received by the Fund		Counterparty		Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
12.62%	At Termination	1-day BZDIOVER, 0.04%	At Termination	Citibank N.A.	01/02/24	BRL	180,259	$ (1,035)	$ —	$ (1,035)
1-day BZDIOVER, 0.04%	At Termination	11.87%	At Termination	Bank of America N.A.	01/02/25	BRL	33,225	63,357	—	63,357
1-day BZDIOVER, 0.04%	At Termination	11.07%	At Termination	Barclays Bank PLC	01/02/25	BRL	51,941	70,857	—	70,857
10.18%	At Termination	1-day COOIS, 12.05%	At Termination	Citibank N.A.	06/20/25	COP	27,268,362	(24,123)	—	(24,123)
8.62%	At Termination	1-day COOIS, 12.05%	At Termination	JPMorgan Chase Bank N.A.	11/05/25	COP	44,297,919	(130,793)	—	(130,793)
1-day BZDIOVER, 0.04%	At Termination	9.98%	At Termination	HSBC Bank PLC	01/02/26	BRL	41,086	(1,317)	—	(1,317)
1-day BZDIOVER, 0.04%	At Termination	11.75%	At Termination	Citibank N.A.	01/02/26	BRL	31,817	169,518	—	169,518
1-day BZDIOVER, 0.04%	At Termination	11.80%	At Termination	Citibank N.A.	01/02/26	BRL	32,055	178,437	—	178,437
1-day BZDIOVER, 0.04%	At Termination	10.11%	At Termination	Goldman Sachs International	01/02/26	BRL	12,886	5,222	—	5,222
1-day BZDIOVER, 0.04%	At Termination	10.58%	At Termination	Citibank N.A.	01/02/26	BRL	54,318	154,052	—	154,052
1-day BZDIOVER, 0.04%	At Termination	10.35%	At Termination	Citibank N.A.	01/04/27	BRL	37,526	102,895	—	102,895
								$587,070	$—	$587,070
OTC Total Return Swaps
Paid by the Fund			Received by the Fund
Reference	Frequency	Rate	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
0.00%	At Termination	Goldman Sachs Systematic Skew U.S. Series 10 Excess Return Strategy	At Termination	Goldman Sachs International	12/06/24	USD	10,044	$ (13,224)	$ —	$ (13,224)
OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	JPMorgan Chase Bank N.A.(b)	02/08/24	$ (37,533,831)	$ (1,884,486)(c)	$ (39,253,073)	0.2%
	Monthly	Merrill Lynch International(d)	05/15/24	(70,017,464)	(549,387)(e)	(70,231,192)	0.4
					$ (2,433,873)	$ (109,484,265)
(a)	The Master Portfolio receives the total return on a portfolio of long positions underlying the total return swap. The Master Portfolio pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Master Portfolio pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
(c)	Amount includes $(165,244) of net dividends and financing fees.
(e)	Amount includes $(335,659) of net dividends and financing fees.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)
Range:	15 - 57 basis points	25 - 175 basis points
Benchmarks:	USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Bank Funding Rate (OBFR01)

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2023
Master Total Return Portfolio
The following table represents the individual short positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank N.A., as of period end, termination date February 8, 2024:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Banks
Banc of California, Inc.	1	$ 13	(0.0)%
Reference Entity — Short
Common Stocks
Banks
Atlantic Union Bankshares Corp.	15,660	(572,217)	1.5%
Bank of Hawaii Corp.	15,937	(1,154,795)	2.9
Banner Corp.	6,161	(329,983)	0.8
Columbia Banking System, Inc.	11,848	(316,105)	0.8
Community Bank System, Inc.	13,996	(729,332)	1.9
Cullen/Frost Bankers, Inc.	2,490	(270,140)	0.7
CVB Financial Corp.	37,712	(761,405)	1.9
First Bancorp/Southern Pines NC	8,530	(315,695)	0.8
Glacier Bancorp, Inc.	16,368	(676,326)	1.7
Independent Bank Group, Inc.	17,974	(914,517)	2.3
Lakeland Bancorp, Inc.	20,852	(308,401)	0.8
OceanFirst Financial Corp.	17,165	(297,984)	0.8
Old National Bancorp/IN	30,330	(512,274)	1.3
Provident Financial Services, Inc.	17,535	(316,156)	0.8
Sandy Spring Bancorp, Inc.	12,322	(335,651)	0.8
Simmons First National Corp., Class A	21,413	(424,834)	1.1
SouthState Corp.	6,770	(571,727)	1.5
Valley National Bancorp	158,506	(1,721,375)	4.4
Washington Federal, Inc.	27,402	(903,170)	2.3
WesBanco, Inc.	9,952	(312,194)	0.8
WSFS Financial Corp.	7,583	(348,287)	0.9
		(12,092,568)
	Shares	Value	% of Basket Value
Investment Companies
Equity Funds
SPDR S&P Regional Banking ETF	20,539	$ (1,076,859)	2.7%
Fixed-Income Funds
iShares iBoxx High Yield Corporate Bond ETF	121,060	(9,368,833)	23.9%
Vanguard Intermediate-Term Corporate Bond ETF	205,645	(16,714,826)	42.6
		(26,083,659)
Total Reference Entity — Short		(39,253,086)
Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$(39,253,073)
The following table represents the individual short positions and related values of equity securities underlying the total return swap with Merrill Lynch International, as of period end, termination date May 15, 2024:
	Shares	Value	% of Basket Value
Reference Entity — Short
Investment Companies
Fixed-Income Funds
iShares iBoxx $ Investment Grade Corporate Bond ETF	350,092	$ (38,741,181)	55.2%
iShares iBoxx High Yield Corporate Bond ETF	79,197	(6,129,056)	8.7
iShares Preferred & Income Securities ETF	436,500	(13,614,435)	19.4
SPDR Bloomberg High Yield Bond ETF	124,000	(11,746,520)	16.7
		(70,231,192)
Net Value of Reference Entity — Merrill Lynch International		$(70,231,192)

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2023
Master Total Return Portfolio
Fair Value Hierarchy as of Period End (continued)
Certain investments of the Master Portfolio were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 1,713,359,568	$ 49,171,317	$ 1,762,530,885
Common Stocks
Aerospace & Defense	—	55,364	4,303,530	4,358,894
Banks	3,842,284	—	—	3,842,284
Capital Markets	911,608	—	47,252	958,860
Chemicals	1,826,093	—	—	1,826,093
Energy Equipment & Services	3,367,957	—	—	3,367,957
Entertainment	1,249,848	1,239,343	—	2,489,191
Financial Services	1,658,151	—	—	1,658,151
Health Care Providers & Services	1,048,885	—	—	1,048,885
Hotel & Resort REITs	4,880,785	64,467	—	4,945,252
Hotels, Restaurants & Leisure	2,216,835	—	—	2,216,835
Household Durables	—	—	932,677	932,677
Interactive Media & Services	4,403,170	—	—	4,403,170
IT Services	—	115,868	—	115,868
Machinery	—	342,968	—	342,968
Metals & Mining	15,035	—	—	15,035
Oil, Gas & Consumable Fuels	10,797,039	—	—	10,797,039
Passenger Airlines	—	—	177,106	177,106
Real Estate Management & Development	3,610,012	—	—	3,610,012
Software	547,104	275,939	—	823,043
Corporate Bonds	—	5,014,767,146	121,256,857	5,136,024,003
Fixed Rate Loan Interests	—	—	34,835,517	34,835,517
Floating Rate Loan Interests	—	84,046,339	177,752,779	261,799,118
Foreign Agency Obligations	—	27,601,948	—	27,601,948
Foreign Government Obligations	—	394,130,818	—	394,130,818
Investment Companies	38,199,004	—	3,938,043	42,137,047
Municipal Bonds	—	120,915,781	—	120,915,781
Non-Agency Mortgage-Backed Securities	—	1,622,768,590	75,581,282	1,698,349,872
Preferred Securities	—	21,167,117	30,221,028	51,388,145
U.S. Government Sponsored Agency Securities	—	9,891,666,709	—	9,891,666,709
U.S. Treasury Obligations	—	4,261,917,577	—	4,261,917,577
Warrants
Automobile Components	8,269	—	—	8,269
Automobiles	22,813	238	—	23,051
Capital Markets	40	—	3,326	3,366
Consumer Staples Distribution & Retail	54,101	—	—	54,101
Electrical Equipment	—	—	53,751	53,751
Hotels, Restaurants & Leisure	—	—	1	1
Machinery	—	1,839	—	1,839
Oil, Gas & Consumable Fuels	43,334	—	—	43,334
Passenger Airlines	—	—	9,943	9,943
Real Estate Management & Development	2,121	—	—	2,121
Software	69,511	—	1,431,393	1,500,904
Short-Term Securities
Money Market Funds	557,045,771	—	—	557,045,771
Options Purchased
Foreign Currency Exchange Contracts	—	1,471,623	—	1,471,623
Interest Rate Contracts	8,099,712	16,113,880	—	24,213,592

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2023
Master Total Return Portfolio
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities
TBA Sale Commitments	$ —	$ (3,411,660,415)	$ —	$ (3,411,660,415)
Unfunded Floating Rate Loan Interests	—	—	(140,252)	(140,252)
	$ 643,919,482	$ 19,760,362,707	$ 499,575,550	20,903,857,739
Investments valued at NAV(a)				38,583,061
				$ 20,942,440,800
Derivative Financial Instruments(b)
Assets
Commodity Contracts	$ 156,958	$ —	$ —	$ 156,958
Credit Contracts	—	793,691	—	793,691
Equity Contracts	452,707	—	—	452,707
Foreign Currency Exchange Contracts	—	7,126,172	—	7,126,172
Interest Rate Contracts	41,204,160	16,035,747	—	57,239,907
Other Contracts	—	351,085	—	351,085
Liabilities
Credit Contracts	—	(6,620,553)	—	(6,620,553)
Equity Contracts	(4,093,737)	(2,447,097)	—	(6,540,834)
Foreign Currency Exchange Contracts	—	(10,951,399)	—	(10,951,399)
Interest Rate Contracts	(41,049,889)	(90,188,638)	—	(131,238,527)
	$ (3,329,801)	$ (85,900,992)	$ —	$ (89,230,793)
(a)	Certain investments of the Master Portfolio were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 investments is presented when the Master Portfolio had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following tables are a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Asset-Backed Securities	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Investment Companies
Assets
Opening Balance, as of September 30, 2023	$ 18,670,200	$ 4,720,839	$ 103,107,859	$ 7,240,690	$ 193,563,637	$ 2,580,111
Transfers into Level 3	—	—	148	31,968	9,941,882	—
Transfers out of Level 3	—	(154,490)	—	—	(1,519,006)	—
Other(a)	—	—	—	15,349,632	(15,349,632)	—
Accrued discounts/premiums	(1,306,991)	—	121,622	16,172	59,246	—
Net realized gain (loss)	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation)(b)	1,667,292	(961,857)	1,340,768	702,045	(3,781,834)	(416,635)
Purchases	30,140,816	1,856,292	28,905,482	13,388,956	16,121,682	1,774,567
Sales	—	(219)	(12,219,022)	(1,893,946)	(21,283,196)	—
Closing Balance, as of December 31, 2023	$ 49,171,317	$ 5,460,565	$ 121,256,857	$ 34,835,517	$ 177,752,779	$ 3,938,043
Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2023(b)	1,667,292	(793,760)	1,044,271	702,045	(5,641,984)	(416,635)

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2023
Master Total Return Portfolio
	Non-Agency Mortgage-Backed Securities	Preferred Securities	Warrants	Total
Assets
Opening Balance, as of September 30, 2023	$ 87,351,455	$ 30,752,892	$ 1,602,947	$ 449,590,630
Transfers into Level 3	1,522	—	—	9,975,520
Transfers out of Level 3	(9,399,805)	—	—	(11,073,301)
Other(a)	—	—	—	—
Accrued discounts/premiums	127,436	—	—	(982,515)
Net realized gain (loss)	—	—	—	—
Net change in unrealized appreciation (depreciation)(b)	(624,774)	1,324,208	(104,533)	(855,320)
Purchases	89,167	—	109,868	92,386,830
Sales	(1,963,719)	(1,856,072)	(109,868)	(39,326,042)
Closing Balance, as of December 31, 2023	$ 75,581,282	$ 30,221,028	$ 1,498,414	$ 499,715,802
Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2023(b)	(624,774)	751,271	(204,511)	(3,516,785)
Unfunded Floating Rate Loan Interests
Liabilities
Opening Balance, as of September 30, 2023	$ (423,460)
Transfers into Level 3	—
Transfers out of Level 3	—
Other	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)(b)	283,208
Purchases	—
Sales	—
Closing Balance, as of December 31, 2023	$ (140,252)
Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2023(b)	$ 266,745

(a)	Certain Level 3 investments were re-classified between Fixed Rate Loan Interests and Floating Rate Loan Interests.
(b)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2023, is generally due to investments no longer held or categorized as Level 3 at period end.

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2023
Master Total Return Portfolio
The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Valuation Committee (the “ Valuation Committee”) to determine the value of certain of the Master Portfolio’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $89,912,692. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Asset-Backed Securities	$ 18,966,348	Income	Discount Rate	9%	—
Common Stocks	5,460,564	Market Income	Volatility Time to Exit EBITDA Multiple Direct Profit Multiple Discount Rate	59% - 88% 0.1 years - 3.0 years 10.72x 4.50x 8%	80% 2.4 years — — —
Corporate Bonds	121,256,853	Income	Discount Rate	6% - 56%	16%
Fixed Rate Loan Interests	34,835,517	Income	Discount Rate Credit Spread	13% 725	— —
Floating Rate Loan Interests	183,148,505	Income Market	Discount Rate Credit Spread Esimtated Recovery Value EBITDA Multiple	7% - 15% 321 -633 20% - 88% 14.50x	12% 428 73% —
Investment Companies	3,938,043	Income	Discount Rate	11%	—
Non-Agency Mortgage-Backed Securities	10,337,586	Income	Credit Spread Discount Rate Prepayment Speed Loss on Repayments	517 13% 27.50% 5.00%	— — — —
Preferred Stock(b)	30,221,028	Income Market	Discount Rate Revenue Multiple EBITDA Multiple Volatility Time to Exit	11% - 15% 9.50x 7.50x 90% 3.0 years	11% — — — —
Warrants	1,498,414	Market Income	Revenue Multiple Volatility Time to Exit Discount Rate	4.22x - 9.50x 44% - 88% 0.1 - 0.3 years 8%	9.31x 64% 0.2 years —
	$ 409,662,858

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)	For the period end December 31, 2023, the valuation technique for certain investments classified as Preferred Stock used recent prior transaction prices as inputs within the model used for the approximation of fair value.
Currency Abbreviation
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Offshore
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen

Consolidated Schedule of Investments (unaudited)  (continued)
December 31, 2023
Master Total Return Portfolio
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan New Dollar
USD	United States Dollar
ZAR	South African Rand
Portfolio Abbreviation
ABS	Asset-Backed Security
AKA	Also Known As
BZDIOVER	Overnight Brazil CETIP - Interbank Rate
CDI	CREST Depository Interest
CLO	Collateralized Loan Obligation
COOIS	Colombia Overnight Interbank Reference Rate
CORRA	Canadian OvernightRepo Rate Average
CPTFEMU	Eurozone Inflation Index
DAC	Designated Activity Co.
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FKA	Formally Known As
GMTN	Global Medium-Term Note
GO	General Obligation Bonds
HFA	Housing Finance Agency
IO	Interest Only
KWCDC	KRW Certificate of Deposit
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MXIBTIIE	Mexico Interbank TIIE 28-Day
OTC	Over-the-Counter
PIK	Payment-in-Kind
PRIBOR	Prague Inter Bank Offered Rate
RB	Revenue Bonds
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SPDR	Standard & Poor’s Depository Receipt
TBA	To-be-Announced
WIBOR	Warsaw Interbank Offer Rate